Semi-Annual Report as of
February 28, 1999


SEI TAX EXEMPT
TRUST



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Tax Free Fund
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California Tax Exempt Fund
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Institutional Tax Free Fund
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Pennsylvania Tax Free Fund
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Intermediate-Term Municipal Fund
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Pennsylvania Municipal Bond Fund
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Massachusetts Municipal Bond Fund
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New Jersey Municipal Bond Fund
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New York Municipal Bond Fund
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California Municipal Bond Fund
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[LOGO OMITTED]

TABLE OF CONTENTS
--------------------------------------------------------------------------------

SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1999

Statement of Net Assets..............................................     1
Statement of Operations..............................................    64
Statement of Changes in Net Assets...................................    67
Financial Highlights.................................................    70
Notes to Financial Statements........................................    72

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1999 (UNAUDITED)



Tax Free Fund
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 101.9%
ALABAMA -- 1.3%
   Huntsville, Healthcare Authority,
     Ser A, RB, MBIA (A) (B)
     2.950%, 03/09/99                $ 7,800       $ 7,800
   Tuscaloosa County, Industrial
     Development Authority, Field
     Container Corporation Project,
     RB (A) (B) (C)
     2.950%, 03/09/99                    850           850
                                                   -------
                                                     8,650
                                                   -------
ARIZONA -- 2.5%
   Arizona State, Educational Loan
     Marketing Corporation,
     Ser A, RB, MBIA
     6.850%, 09/01/99                  2,500         2,546
   Chandler County, Industrial
     Development Authority, Parsons
     Municipal Service Project,
     RB (A) (B) (C)
     2.750%, 03/09/99                  4,900         4,900
   Maricopa County, Industrial
     Development Authority, Mercy
     Health Systems Project,
     Ser A, RB, MBIA
     Pre-Refunded @ 102 (D)
     7.125%, 07/03/99                    520           537
   Northern Arizona, University
     Revenue Authority, RB
     Pre-Refunded @ 100 (D)
     7.500%, 06/01/99                  1,480         1,496
   Phoenix, GO
     Pre-Refunded @ 102 (D)
     6.600%, 07/01/99                  1,000         1,029
   Phoenix, Industrial Development
     Authority, Paradise Shadows
     Apartments Project,
     RB (A) (B) (C)
     3.000%, 03/09/99                  2,000         2,000
   Tuscon, Industrial Development
     Authority, Tuscon City Center
     Parking Project, Ser A,
     RB (A) (B) (C)
     2.875%, 03/09/99                  3,800         3,800
                                                   -------
                                                    16,308
                                                   -------
ARKANSAS -- 0.9%
   Crossett, Pollution Control
     Authority, Pacific Corporation
     Project, RB (A) (B) (C)
     3.000%, 03/09/99                  5,000         5,000


--------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Greystone Tax Exempt Certificate
     Trust Authority, Senior Certificate
     of Beneficial Ownership Project,
     RB (A) (B) (C)
     2.940%, 03/09/99                 $  857       $   857
                                                   -------
                                                     5,857
                                                   -------
CALIFORNIA -- 4.2%
   California State, Higher Education
     Loan Authority, Student Loan
     Revenue Project, RB (A) (B) (C)
     3.800%, 06/01/99                  2,500         2,500
   California State, Higher Education
     Loan Authority, Student Loan
     Revenue, Ser 87-A,
     RB (A) (B) (C)
     3.650%, 07/01/99                  4,500         4,500
   Los Angeles, Multi-Family
     Housing Authority,
     Ser K, RB (A) (B)
     2.400%, 03/09/99                 11,000        11,000
   Panama-Buena Vista,
     Union School District Authority,
     Capital Improvements Financing
     Project, COP (A) (B) (C)
     3.200%, 03/09/99                  9,000         9,000
                                                   -------
                                                    27,000
                                                   -------
COLORADO -- 3.2%
   Colorado State, Housing Finance
     Authority, Greenwood Project,
     Ser D, RB (A) (B) (C)
     2.900%, 03/09/99                  4,300         4,300
   Colorado State, Housing Finance
     Authority, Multi-Family Housing,
     Cambray Park Project,
     RB (A) (B) (C)
     3.050%, 03/09/99                  3,400         3,400
   Colorado State, Housing Finance
     Authority, Multi-Family Housing,
     Grants Plaza Project,
     Ser A, RB (A) (B) (C)
     3.025%, 03/09/99                  2,300         2,300
   Colorado State, Housing Finance
     Authority, Multi-Family Housing,
     Woodstream Project,
     RB (A) (B) (C)
     3.050%, 03/09/99                  2,500         2,500
   Denver City & County,
     Multi-Family Housing Authority,
     Ogden Residence Project,
     Ser 85-B, RB (A) (B) (C)
     3.300%, 03/01/99                  3,400         3,400




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1999 (UNAUDITED)



Tax Free Fund--Continued
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Dove Valley, Metropolitan District
     Arapahoe County, Ser C,
     GO (A) (B) (C)
     3.375%, 11/01/99                $ 2,425       $ 2,425
   Fraser, Industrial Development
     Authority, Safeway Project,
     RB (A) (B) (C)
     3.050%, 06/01/99                  1,200         1,200
   Panorama Metropolitan District,
     Ser B, RB (A) (B) (C)
     3.400%, 12/01/99                  1,000         1,000
                                                   -------
                                                    20,525
                                                   -------
DELAWARE -- 0.6%
   Delaware State, Economic
     Development Authority, School
     House Project, RB (A) (B) (C)
     3.100%, 03/09/99                  3,900         3,900
                                                   -------
DISTRICT OF COLUMBIA -- 2.4%
   District of Columbia, American
     University Project, RB (A) (B)
     3.000%, 03/09/99                  7,500         7,500
   District of Columbia, General Fund
     Recovery Project, Ser B-2,
     GO (A)(B)(C)
     3.350%, 03/01/99                  3,800         3,800
   District of Columbia, Ser A,
     GO, AMBAC
     Pre-Refunded @ 102 (D)
     7.500%, 06/01/99                  2,500         2,571
   District of Columbia,
     Ser B-3, RB (A) (B) (C)
     3.350%, 03/01/99                  1,700         1,700
                                                   -------
                                                    15,571
                                                   -------
FLORIDA -- 7.9%
   Boca Raton, Industrial
     Development Authority,
     Parking Garage Project,
     Ser 84-A, RB (A) (B) (C)
     3.125%, 03/09/99                  3,125         3,125
   Broward County, Housing Finance
     Authority, Sanctuary Apartments
     Project, RB (A) (B) (C)
     3.100%, 03/09/99                  8,900         8,900
   Dade County, Water & Sewer
     Systems Authority, RB,
     FGIC (A) (B)
     3.000%, 03/09/99                  2,200         2,200
   Escambia County, Pollution
     Control Revenue Authority,
     Gulf Power Project, RB (A) (B)
     3.400%, 03/01/99                  2,200         2,200

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Florida State, Housing Finance
     Authority, Buena Vista Project,
     RB (A) (B) (C)
     3.000%, 03/01/99                $ 2,500       $ 2,500
   Florida State, Local Government
     Finance Authority, Lake Wales
     Medical Centers Project,
     Ser A, RB (A) (B) (C)
     2.900%, 03/09/99                    383           383
   Greystone Tax Exempt Certificate
     Trust Authority, Senior Certificate
     Beneficial Ownership Project,
     RB (A)(B)(C)
     2.940%, 03/09/99                  1,299         1,299
   Gulf Breeze, Local Government
     Loan Program, Ser B, RB,
     FGIC (A) (B)
     2.950%, 03/09/99                  2,500         2,500
   Highlands County, Health
     Facilities Authority,
     Adventist/Sunbelt,
     Ser A, RB (A) (B) (C)
     2.950%, 03/09/99                  1,700         1,700
   Housing Finance Agency,
     Multi-Family Housing, Lakeside
     Project, RB (A) (B) (C)
     3.025%, 03/09/99                  1,130         1,130
   Jacksonville, Industrial
     Development Authority,
     Trailer Marine Project,
     RB (A) (B) (C)
     2.800%, 03/09/99                  1,200         1,200
   Lee County, Industrial
     Development Authority,
     Christian & Missionary
     Project, RB (A) (B) (C)
     3.025%, 03/09/99                  2,790         2,790
   Orange County, Educational
     Facilities Authority, Rollins
     College Project, RB (A) (B) (C)
     3.000%, 03/09/99                  3,400         3,400
   Orange County, Health Facilities
     Authority, Adventist Health
     Systems/Sunbelt Project,
     RB (A) (B) (C)
     2.900%, 03/09/99                  2,000         2,000
   Orange County, Industrial
     Development Revenue Authority,
     Central Florida YMCA Project,
     RB (A) (B) (C)
     3.000%, 03/09/99                  2,625         2,625
   Orange County, Multi-Family
     Housing Authority, Post Lake
     Apartments Project, RB (A) (B) (C)
     3.000%, 03/09/99                  9,925         9,925




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Pasco County, Multi-Family
     Housing Authority,
     Carlton Arms Magnolia
     Project, RB (A) (B) (C)
     2.875%, 03/09/99                $ 1,000       $ 1,000
   Putnam County, Development
     Authority, Seminole Electric
     Project, Ser H-2, RB (A) (B)
     3.000%, 03/09/99                    700           700
   Sarasota, Education Facilities
     Authority, Ringling School of
     Art & Design, RB (A) (B) (C)
     3.000%, 03/09/99                  1,500         1,500
                                                   -------
                                                    51,077
                                                   -------
GEORGIA -- 10.9%
   Atlanta, Urban Residential
     Finance Authority, Sylvan
     Circle Apartments Project,
     RB (A) (B) (C)
     3.000%, 03/09/99                  1,410         1,410
   Burke County, Pollution Control
     Authority, Oglethorpe Power
     Corporation Project, Ser A,
     RB (A) (B)
     2.950%, 03/09/99                  2,200         2,200
   Catoosa County, Industrial
     Development Authority, Galaxy
     Carpet Project, RB (A) (B) (C)
     3.050%, 03/09/99                  6,500         6,500
   Clayton County, Hospital
     Authority, Southern Regional
     Medical Center Project,
     Ser B, RB (A) (B) (C)
     3.000%, 03/09/99                  3,875         3,875
   Clayton County, Multi-Family
     Housing Authority, Rainwood
     Development Project,
     RB (A) (B) (C)
     3.025%, 03/09/99                  2,000         2,000
   Clayton County, Multi-Family
     Housing Revenue Authority,
     Rivers Edge Project,
     RB (A) (B) (C)
     2.950%, 03/09/99                  3,900         3,900
   Cobb County, Healthcare
     Facilities For The Elderly,
     Presbyterian Village Project,
     RB (A) (B) (C)
     3.000%, 03/09/99                  3,030         3,030
   Cobb County, Housing Authority,
     Post Mill Project, RB (A) (B) (C)
     3.000%, 03/09/99                    200           200
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   DeKalb County, Development
     Authority, American Cancer
     Society Project, RB (A) (B) (C)
     3.000%, 03/09/99                $ 1,500       $ 1,500
   DeKalb County, Industrial
     Development Authority,
     Dart Container Project,
     RB (A) (B) (C)
     3.250%, 03/09/99                  1,000         1,000
   Effingham County, Pollution
     Control Authority, Savannah
     Electric and Power Company
     Project, RB (A) (B)
     3.400%, 03/01/99                  6,170         6,170
   Fulton County, Development
     Authority, Robert W. Woodruff
     Arts Center Project,
     RB (A) (B) (C)
     3.000%, 03/09/99                  3,000         3,000
   Garden County, Hospital
     Authority, Adventist
     Health System Project,
     Ser A, RAN (A) (B) (C)
     3.050%, 03/09/99                  1,305         1,305
   Gordon, Industrial Development
     Authority, Federal Paper Board
     Incorporated Project, Ser 92,
     RB (A) (B) (C)
     2.900%, 03/09/99                  2,000         2,000
   Greystone Tax Exempt Certificate
     Trust Authority, Senior
     Certificate of Beneficial
     Ownership Project,
     RB (A) (B) (C)
     2.940%, 03/09/99                  5,231         5,231
   Gwinnett County, Development
     Authority, Wesleyan School
     Project, RB (A) (B) (C)
     3.000%, 03/09/99                  1,100         1,100
   Gwinnett County, Multi-Family
     Housing Authority, Post Chase
     Project, RB (A) (B)
     3.000%, 03/09/99                  3,000         3,000
   Gwinnett County, Multi-Family
     Housing Authority, Post Corners
     Project, RB (A) (B)
     3.000%, 03/09/99                  2,000         2,000
   Marietta, Housing Authority,
     Franklin Walk Apartments
     Project, RB (A) (B) (C)
     3.025%, 03/09/99                  1,600         1,600
   Marietta, Multi-Family Housing
     Authority, Falls at Bells Ferry
     Project, RB (A) (B)
     3.200%, 01/15/00                  6,500         6,500

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1999 (UNAUDITED)



Tax Free Fund--Continued
--------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Monroe County, Development
     Authority, Baptist Village Income
     Project, RB (A) (B) (C)
     3.000%, 03/09/99                $ 1,600       $ 1,600
   Newton, Industrial Development
     Revenue, H.B. Fuller Project,
     Ser 84,  RB (A) (B) (C)
     2.900%, 03/09/99                  3,100         3,100
   Richmond County, Industrial
     Development Authority, Federal
     Paper Board Project, Ser 92,
     RB (A) (B) (C)
     2.900%, 03/09/99                  1,000         1,000
   Roswell, Housing Authority,
     Post Canyon Project,
     RB (A) (B) (C)
     3.000%, 03/09/99                  1,900         1,900
   Savannah Housing Authority,
     Somerset Wharf Project,
     Ser B, RB (A) (B) (C)
     3.000%, 03/09/99                  1,800         1,800
   Smyrna, Multi-Family
     Housing Authority, F&M
     Villages Project, RB (A) (B)
     3.000%, 03/09/99                  3,600         3,600
                                                   -------
                                                    70,521
                                                   -------
HAWAII -- 0.2%
   Hawaii State, Department of
     Budget & Finance Authority,
     Kuakini Medical Center Project,
     RB (A) (B) (C)
     2.900%, 03/09/99                  1,460         1,460
                                                   -------
ILLINOIS -- 10.4%
   Cook County, Catholic
     Charities Project, Ser A-1,
     RB (A) (B) (C)
     2.950%, 03/09/99                  3,700         3,700
   Cook County, Community School
     District, TAW
     3.625%, 11/01/99                  1,200         1,200
     3.625%, 11/01/99                  2,000         2,000
   Cook County, School District,
     GO, FSA
     9.000%, 12/01/99                    200           209
   East Peoria, Multi-Family Housing
     Revenue, Radnor East Project,
     RB (A) (B) (C)
     3.000%, 03/09/99                  1,495         1,495
--------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Illinois, Development Financing
     Authority, Dart Container Project,
     RB (A) (B) (C)
     3.025%, 03/09/99                $ 1,300       $ 1,300
   Illinois, Health Facilities Authority
     Revenue, Advocate Healthcare
     Network, Ser B,
     RB (A) (B)
     3.050%, 03/09/99                  8,300         8,300
   Illinois State, Anti-Pollution
     Project, GO
     4.000%, 01/01/00                    990           996
   Illinois State, Health Facilities
     Authority, Delnor Community
     Hospital Project, RB
     8.000%, 05/15/99                    600           618
   Illinois State, Health Facilities
     Authority, Ingalls Memorial
     Hospital Project, RB, MBIA
     Pre-Refunded @ 102 (D)
     7.000%, 01/01/00                  2,505         2,634
   Illinois State, Development Finance
     Authority, Decator Mental
     Health Center Project,
     RB (A) (B) (C)
     3.000%, 03/09/99                  3,390         3,390
   Illinois State, Health Facilities
     Authority, Riverside Health
     Systems Project, RB (A) (B) (C)
     3.000%, 03/09/99                  1,800         1,800
   Illinois State, Health Facilities
     Authority, Rockford Health
     System Project, RB, AMBAC
     4.150%, 08/15/99                  1,380         1,383
   Illinois State, Pollution Control
     Authority, Illinois Gas
     and Electric Project, RB (A) (B)
     2.950%, 03/09/99                  4,200         4,200
   Illinois State, Rural Board Banking
     Authority, Public Construction
     Projects, RB
     4.500%, 03/15/99                  7,000         7,002
   Kane County, School District
     No. 131 Aurora East Side, TAW
     3.875%, 09/30/99                  1,000         1,003
   Kendall & Kane Counties,
     Community Unit School
     District No. 115 York Village, TAW
     3.800%, 01/13/00                  1,000         1,003
   Lake County, Adlai E. Stevenson
     High School District No. 125, GO
     4.550%, 01/01/00                  1,000         1,011
   Macon County, Millikin University
     Project, RB (A) (B)
     2.850%, 03/09/99                  6,000         6,000


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
4

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Schaumburg, Ser A, GO (A) (B) (C)
     2.900%, 03/09/99                $ 4,000       $ 4,000
   Skokie, Economic Development
     Authority, Skokie Fashion Square
     Project, RB (A) (B) (C)
     3.125%, 03/09/99                  4,350         4,350
   Saint Clair County, Industrial
     Building Authority,
     Winchester Apartments
     Project, Ser 94, RB (A) (B)
     3.100%, 03/09/99                  3,000         3,000
   Winnebago & Boone Counties,
     School District No 205, TAW
     5.400%, 10/29/99                  6,900         6,940
                                                   -------
                                                    67,534
                                                   -------
INDIANA -- 5.2%
   Avon, Community School
     Corporation, TAW
     3.500%, 12/31/99                  2,500         2,504
   Bartholomew County, Conservative
     School Corporation, TAW
     3.300%, 06/30/99                  1,600         1,600
   Duneland, Chesterton School
     Corporation, TAW
     3.400%, 12/31/99                  2,000         2,002
   Fort Wayne, Sewer Works
     Improvement Authority,
     Ser B, RB, FGIC
     4.000%, 08/01/99                  1,000         1,004
   Franklin, Community School
     Corporation, GO
     3.350%, 08/01/99                  1,000         1,000
   Indiana, Health Facilities Finance
     Authority, Lutherwood Project,
     RB (A) (B) (C)
     3.000%, 03/09/99                    900           900
   Indiana State, Educational Facilities
     Authority, Indiana Wesleyan
     Project, Ser B, RB (A) (B) (C)
     2.950%, 03/09/99                  1,700         1,700
   Indiana State, Industrial
     Development Finance Authority,
     Goodwill Industries
     Center Project, RB (A) (B) (C)
     2.950%, 03/09/99                  1,600         1,600
   Lake Central, School Corporation, TAW
     3.300%, 06/30/99                  1,500         1,500
--------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Merrillville, Community School
     Corporation, TAW
     3.650%, 12/31/99                $ 1,500       $ 1,503
   Michigan City, Area Schools, TAW
     3.380%, 12/31/99                  3,200         3,201
   Monroe County, Hospital
     Authority, RB, MBIA (A) (B)
     3.100%, 03/09/99                    700           700
   Plymouth, Community School
     Corporation, TAW
     3.600%, 12/30/99                  1,000         1,002
   Portage, Economic Development
     Authority, RB (A) (B) (C)
     3.100%, 03/09/99                    565           565
   Portage Township, Schools, TAN
     3.875%, 12/31/99                  1,500         1,507
   Residential Apartments,
     Portfolio Certificates of Trust,
     Ser 96A, RB (A) (B) (C)
     3.150%, 03/09/99                  5,850         5,850
   Southwest Allen County,
     Metropolitan School District, TAW
     3.500%, 12/31/99                  2,902         2,906
   Wawasee Community,
     School Corporation, TAW
     3.400%, 12/31/99                  2,700         2,702
                                                   -------
                                                    33,746
                                                   -------
IOWA -- 1.2%
   Ceder Rapids, Pollution Control
     Authority, Electric Light &
     Power Company, RB (A) (B)
     2.950%, 03/09/99                  1,000         1,000
   Chillicothe, Pollution Control
     Authority, Gas and Electric
     Project, RB (A) (B)
     2.950%, 03/09/99                  3,000         3,000
   Chillicothe, Pollution Control
     Authority, Midwest Power
     Systems Project, Ser A,
     RB (A) (B)
     2.950%, 03/09/99                  1,600         1,600
   Iowa State, Financial Authority,
     Genesis Medical Center,
     RB, MBIA
     5.000%, 07/01/99                    725           730
   Iowa State, Higher Education
     Authority, St. Ambrose
     University Project,
     RB (A) (B) (C)
     3.000%, 03/09/99                  1,500         1,500
                                                   -------
                                                     7,830
                                                   -------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1999 (UNAUDITED)



Tax Free Fund--Continued
--------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
KANSAS -- 1.9%
   Derby, Waterworks Utility
     Systems Authority, Ser 1, RB
     4.500%, 01/15/00                $ 2,000       $ 2,004
   Greystone Tax Exempt Certificate
     Trust Authority, Senior
     Certificate of Beneficial
     Ownership Project, RB (A)(B)(C)
     2.940%, 03/09/99                    643           643
   Lenexa, Healthcare Facility
     Authority, Lakeview Village
     Project, Ser A, RB (A) (B) (C)
     3.000%, 03/09/99                  9,160         9,160
   Salina, Central Mall Dillard,
     Ser 84, RB (A) (B) (C)
     3.000%, 03/09/99                    495           495
                                                   -------
                                                    12,302
                                                   -------
KENTUCKY -- 2.1%
   Jefferson County, Industrial
     Development Authority,
     BelKnap Project, RB (A) (B) (C)
     2.850%, 03/09/99                  2,361         2,361
   Kentucky State, Economic
     Development Finance Authority,
     Adventist Health Systems,
     Ser A, RB (A) (B) (C)
     3.050%, 03/09/99                  1,460         1,460
   Kentucky State, TRAN
     3.660%, 06/30/99                 10,000        10,000
                                                   -------
                                                    13,821
                                                   -------
LOUISIANA -- 0.6%
   Calcasieu Parish, Pollution Control
     Authority, Citgo Petroleum
     Corporation Project,
     RB (A) (B) (C)
     3.050%, 03/09/99                  2,300         2,300
   Calcasieu Parish, Sales Tax District
     No. 4-A, Road Improvement
     Project, GO (A) (B) (C)
     2.900%, 03/09/99                  1,520         1,520
                                                   -------
                                                     3,820
                                                   -------
MARYLAND -- 0.6%
   Anne Arundel County, Kellington
     Association Project, RB (A) (B) (C)
     3.000%, 03/09/99                  1,250         1,250
   Anne Arundel County, Pollution
     Control Revenue Authority,
     Baltimore Gas & Electric Project,
     Ser 84, RB (A) (B)
     3.650%, 07/01/99                  1,380         1,380
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Howard County, Multi-Family
     Housing Authority, Sherwood
     Crossing Project, RB (A) (B) (C)
     3.850%, 06/01/99                $ 1,500       $ 1,500
                                                   -------
                                                     4,130
                                                   -------
MICHIGAN -- 1.3%
   Jackson County, Economic
     Development Authority,
     Limited Thrifty Leoni Project,
     RB (A) (B) (C)
     2.875%, 03/09/99                    800           800
   Michigan State, Job Development
     Authority, East Lansing
     Residential Project,
     RB (A) (B) (C)
     2.850%, 03/09/99                  1,000         1,000
   Northville Township, Economic
     Development Authority, Thrifty
     Northville Project,
     RB (A) (B) (C)
     3.025%, 03/09/99                  1,000         1,000
   Sterling Heights, Economic
     Development Authority,
     Sterling Shopping Center Project,
     RB (A) (B) (C)
     3.000%, 03/09/99                  5,575         5,575
                                                   -------
                                                     8,375
                                                   -------
MINNESOTA -- 0.1%
   Eagan County, Yankee Square Inn
     Project, RB (A) (B) (C)
     3.050%, 03/09/99                    925           925
                                                   -------
MISSISSIPPI -- 0.4%
   Harrison County, Pollution
     Control Authority,
     Du Pont De Nemours Project,
     RB (A) (B)
     3.200%, 03/01/99                  1,600         1,600
   Mississippi State, Municipal
     Facilities Authority, Mississippi
     Natural Gas Project, RB, MBIA
     4.000%, 01/01/00                  1,000         1,007
                                                   -------
                                                     2,607
                                                   -------
MISSOURI -- 0.7%
   Clayton, Industrial Development
     Authority, Bailey Court Project,
     RB (A) (B) (C)
     3.275%, 03/09/99                  1,500         1,500



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
6

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Saint Louis, Grantor Trust,
     Ser 96-A, COP (A) (B) (C)
     3.100%, 03/09/99                $ 2,820       $ 2,820
                                                   -------
                                                     4,320
                                                   -------
MONTANA -- 0.1%
   Montana State, Department of
     Transportation Highway
     Authority, RB
     4.700%, 07/01/99                    700           702
                                                   -------
NEBRASKA -- 0.4%
   Nebraska State, Educational
     Finance Authority,
     Creighton University Project,
     Ser A, RB, AMBAC (A) (B)
     3.000%, 03/09/99                  2,750         2,750
                                                   -------
NEVADA -- 0.3%
   Nevada State, Ser A, GO
     7.125%, 05/01/99                  2,000         2,015
                                                   -------
NEW HAMPSHIRE -- 0.2%
   Education & Health Facilities
     Authority, Dartmouth Education
     Loan Project, RB (A) (B)
     3.950%, 06/01/99                  1,150         1,150
                                                   -------
NEW JERSEY -- 0.3%
   Economic Development Authority,
     Industrial & Economic
     Revenue, Carolina Freight
     Project, RB (A) (B) (C)
     3.025%, 03/09/99                    940           940
   New Jersey State, Industrial &
     Economic Development
     Authority, Dates-Tru Project,
     RB (A) (B)
     3.100%, 03/09/99                  1,000         1,000
                                                   -------
                                                     1,940
                                                   -------
NEW MEXICO -- 0.0%
   Albuquerque, Industrial
     Development Authority,
     Plastech Project,
     Ser 94-B, RB (A) (B) (C)
     3.050%, 03/09/99                    100           100
                                                   -------
NEW YORK -- 1.4%
   New York State, Dormitory
     Authority, Terence Cardinal
     Cooke Health Project, RB (C)
     4.000%, 07/01/99                  1,000         1,003
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   New York State, Medical Care
     Facilities Finance Agency,
     Mental Health Services Project,
     Ser F, RB
     4.600%, 08/15/99                $ 1,000       $ 1,006
   North Hempstead, BAN
     4.000%, 07/29/99                  3,320         3,323
   Utica, City School District, TRAN
     4.000%, 06/30/99                  3,500         3,502
                                                   -------
                                                     8,834
                                                   -------
NORTH CAROLINA -- 0.5%
   Beaufort, Industrial Facility,
     Pollution Control Revenue,
     Texas Gulf Corporation,
     RB (A) (B) (C)
     2.850%, 03/09/99                  1,575         1,575
   Charlotte, Airport Authority,
     Ser A, RB, MBIA (A) (B)
     2.950%, 03/09/99                  1,700         1,700
                                                   -------
                                                     3,275
                                                   -------
NORTH DAKOTA -- 0.8%
   Grand Forks, Housing Facilities
     Authority, Grand Forks Homes
     Incorporated Project,
     RB (A) (B) (C)
     2.950%, 03/09/99                  5,050         5,050
                                                   -------
OHIO -- 1.6%
   Cincinnati & Hamilton County
     Port Authority, CEI Realty
     Project, RB (A) (B) (C)
     3.300%, 03/01/99                    290           290
   Highland County, Industrial
     Development Revenue,
     Lancaster Colony Corporation
     Project, RB (A) (B) (C)
     3.650%, 03/01/99                    800           800
   Lima Hospital Revenue,
     Refunding and Improvement
     Authority, Lima Memorial
     Hospital Project, RB (A) (B) (C)
     2.950%, 03/09/99                  2,000         2,000
   Lorain County, Hospital
     Authority, Elyria United
     Methodist Village Project,
     Ser 1996B,  RB (A) (B) (C)
     3.000%, 03/09/99                  1,100         1,100
   Southwest, Regional Water
     District, BAN
     4.100%, 08/19/99                  2,300         2,303
                                                                             7

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1999 (UNAUDITED)



Tax Free Fund--Continued
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Summit County, Industrial
     Development Authority,
     Arlington Plaza Project,
     RB (A) (B) (C)
     3.650%, 03/01/99                $ 2,135       $ 2,135
   Westlake, Industrial Development
     Authority, Nordson Corporation
     Project, RB (A) (B) (C)
     3.050%, 03/09/99                  1,650         1,650
                                                   -------
                                                    10,278
                                                   -------
OKLAHOMA -- 3.3%
   Bartlesville Development
     Authority, Heritage Villa
     Nursing Center, RB (A) (B) (C)
     3.050%, 03/09/99                  3,000         3,000
   Oklahoma State, Industrial
     Development Authority,
     Baptist Medical Center,
     Ser B, RB (A) (B)
     2.950%, 03/09/99                 13,000        13,000
   Tulsa City, Industrial Healthcare
     Authority, Laureate Psychiatric
     Project, RB (A) (B)
     3.200%, 06/15/99                  3,500         3,500
   Tulsa Parking Authority,
     Refunding First Mortgage
     Williams Project,
     Ser A, RB (A) (B) (C)
     3.150%, 05/15/99                  2,020         2,020
                                                   -------
                                                    21,520
                                                   -------
OREGON -- 0.6%
     Medford, Hospital Facilities
     Authority, Continued Care
     Retirement Project,
     RB (A) (B) (C)
     3.125%, 03/09/99                  4,200         4,200
                                                   -------
PENNSYLVANIA -- 13.2%
   Allegheny County, Industrial
     Development Authority,
     Watson Rhenania Project,
     RB (A) (B) (C)
     3.150%, 03/09/99                  1,200         1,200
   Chester County, Health &
     Education Facilities Authority,
     Barclay Friends Project,
     Ser A, RB (A) (B) (C)
     3.000%, 03/09/99                  5,150         5,150
   Clarion County, Industrial
     Development Authority,
     Meritcare Project,
     Ser A, RB (A) (B) (C)
     3.000%, 03/09/99                    800           800
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Dauphin County, General
     Authority, Allhealth Pooled
     Finance Program,
     Ser B, RB (A) (B)
     3.000%, 03/09/99                $10,000      $ 10,000
   Elizabeth Forward, School District,
     GO, AMBAC
     Pre-Refunded @ 100 (D)
     7.250%, 01/15/00                  1,000         1,036
   Emmaus General Authority,
     RB (A) (B) (C)
     2.900%, 03/09/99                 10,000        10,000
   Erie County, Hospital Authority
     Revenue, Union City Memorial
     Hospital, RB (A) (B) (C)
     3.000%, 03/09/99                    500           500
   Geisinger, Health Systems
     Authority, Geisinger Health
     Project, Ser B, RB (A) (B)
     3.250%, 03/01/99                 11,200        11,200
   Lancaster County, Higher
     Education Authority, Franklin
     & Marshall  College Project,
     RB (A) (B) (C)
     3.020%, 03/09/99                  1,835         1,835
   Lebanon County, Health Facility
     Center Authority, United Church
     Christ Homes Project,
     RB (A) (B) (C)
     2.950%, 03/09/99                  4,000         4,000
   Lebanon County, Redevelopment
     Authority, First Mortgage
     Cornwell Manor, Ser S, RB
     Pre-Refunded @ 100 (D)
     8.625%, 06/01/99                  1,570         1,620
   Lehigh County, General Purpose
     Authority, Muhlenberg Hospital
     Center Project, Ser B, RB
     Pre-Refunded @ 102 (D)
     8.100%, 07/15/99                  4,000         4,145
   Lehigh County, General Purpose
     Authority, Phoebe-Devitt Homes
     Project, Ser B, RB (A) (B) (C)
     2.900%, 03/09/99                  2,390         2,390
   Mercersburg Boro, Educational
     Facility Authority, Mercersburg
     College Project, RB (A) (B) (C)
     3.000%, 03/09/99                  1,000         1,000
   Montgomery County, Higher
     Education & Health Authority,
     Higher Education & Health Loan,
     Ser 96-A, RB (A) (B) (C)
     2.950%, 03/09/99                  2,200         2,200


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
8

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Montgomery County, Industrial
     Development Authority, IKEA
     Property Project,  RB (A) (B) (C)
     3.000%, 03/09/99                $ 3,500       $ 3,500
   Moon Township, Industrial
     Development Authority,
     Executive Office Association
     Project, RB (A) (B) (C)
     3.000%, 03/09/99                  2,700         2,700
   North Cumberland County,
     Industrial Development
     Authority, Atlas Development
     Project, RB (A) (B) (C)
     3.000%, 03/09/99                    595           595
   Northhampton County,
     Industrial Development
     Authority, Moravian Academy
     Project, RB (A) (B) (C)
     3.000%, 03/09/99                  2,150         2,150
   Pennsylvania State, Higher
     Educational Facilities Authority,
     Cicu Financing Program,
     Ser B3, RB (A) (B) (C)
     3.000%, 03/09/99                  1,000         1,000
   Pennsylvania State, Ser A, GO
     6.800%, 05/01/99                  1,000         1,005
   Philadelphia, Industrial
     Development Authority,
     Inglis House Project,
     RB (A) (B) (C)
     3.580%, 03/01/99                 14,000        14,000
   Scranton-Lackawana,
     Health & Welfare Authority,
     University of Scranton Project,
     RB (A) (B) (C)
     3.250%, 05/01/99                    545           545
   Somerset County, Hospital
     Authority, Somerset Community
     Hospital Project,
     Ser A, RB (A) (B) (C)
     3.625%, 03/01/99                  1,600         1,600
   Union County, Hospital Authority,
     United Methodist Continuing
     Care Project,
     Ser B, RB (A) (B) (C)
     3.000%, 03/09/99                  1,275         1,275
                                                   -------
                                                    85,446
                                                   -------
RHODE ISLAND -- 0.5%
   Cranston, BAN
     4.500%, 06/28/99                  3,000         3,007
                                                   -------
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)   VALUE (00
--------------------------------------------------------------------------------
SOUTH CAROLINA -- 1.3%
   Charleston Center, RB (A) (B) (C)
     2.800%, 08/01/99                $ 2,000       $ 2,000
   Charleston Center
     Tax Exempt Bond
     Grantor Trust #5,
     RB (A) (B) (C)
     3.700%, 03/01/99                  1,000         1,000
   Florence County, Industrial
     Development Revenue,
     La-Z-Boy Chair Project,
     RB (A) (B)
     3.000%, 03/09/99                  5,000         5,000
   Spartanburg County, School
     District No. 005, GO, AMBAC
     6.250%, 05/01/99                    375           377
                                                   -------
                                                     8,377
                                                   -------
TENNESSEE -- 4.4%
   Chattanooga-Hamilton County,
     Hospital Authority,
     Erlanger Project, RB (A) (B) (C)
     3.250%, 03/01/99                  3,700         3,700
   Greystone Tax Exempt Certificate
     Trust Authority, Senior Certificate
     of Beneficial Ownership Project,
     RB(A)(B)(C)
     2.940%, 03/09/99                  4,855         4,855
   Hamilton County, Industrial
     Development Authority,
     Trade Center Hotel Project,
     Ser C, RB (A) (B) (C)
     3.000%, 03/09/99                  4,852         4,852
   Hamilton County, Industrial
     Development Authority,
     Trade Center Hotel Project,
     Ser D, RB (A) (B) (C)
     3.000%, 03/09/99                  3,598         3,598
   Knox County, Industrial
     Development Board,
     Professional Plaza Project,
     RB (A) (B) (C)
     3.150%, 03/09/99                  2,300         2,300
   Memphis, Electric System
     Authority, RB
     Pre-Refunded @ 102 (D)
     6.750%, 01/01/00                  1,500         1,572
   Nashville & Davidson County,
     Health and Education Facilities
     Board, Dede Wallace Healthcare
     System, RB (A) (B) (C)
     3.000%, 03/09/99                  1,700         1,700

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1999 (UNAUDITED)


Tax Free Fund--Continued
--------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Nashville & Davidson County,
     Health and Education Facilities
     Board, Adventist/Sunbelt
     Project, Ser A, RB (A) (B) (C)
     3.000%, 03/09/99                $ 1,900       $ 1,900
   Nashville & Davidson County,
     Health and Education Facilities
     Board, Belmont University
     Project, RB (A) (B) (C)
     3.000%, 03/09/99                  2,950         2,950
   Nashville & Davidson County,
     Health and Education Facilities
     Board, Franklin Road
     Project, RB (A) (B) (C)
     3.000%, 03/09/99                  1,000         1,000
                                                   -------
                                                    28,427
                                                   -------
TEXAS -- 4.8%
   Amarillo, Independent School
     District, GO
     4.000%, 02/01/00                  1,910         1,925
   Bexar County, Health Facilities
     Development Corporation
     Authority, Retirement Community
     Project, Ser B, RB (A) (B) (C)
     2.900%, 03/09/99                  1,275         1,275
   Brazo River, Hoffman-LaRoche
     Project, Ser 85, RB (A) (B) (C)
     3.025%, 03/09/99                  1,000         1,000
   Fort Worth, Ser A, GO
     5.500%, 03/01/00                  1,000         1,023
   Harris County, Multi-Family
     Housing, Woodgate Project,
     RB (A) (B) (C)
     3.275%, 03/09/99                  1,900         1,900
   Harris County, Health Facilities
     Authority, Greater Houston
     Pooled Health Project,
     Ser A, RB (A) (B) (C)
     3.000%, 03/09/99                  3,800         3,800
   Harris County, Health Facilities
     Development Corporation
     Hospital Authority, Methodist
     Hospital Project, RB (A) (B) (C)
     3.250%, 03/01/99                 12,100        12,100
   Tarrant County, Housing Finance
     Corporation Authority, Amherst
     Association Project, RB (A) (B) (C)
     3.050%, 03/09/99                  3,620         3,620
   Texas State, GO
     Pre-Refunded @ 100 (D)
     8.300%, 12/01/99                  1,230         1,278
--------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000)VALUE (000)
--------------------------------------------------------------------------------
   Trinity River, Industrial
     Development Authority, Trinity
     River Project, RB (A) (B) (C)
     3.025%, 03/09/99                 $2,900    $    2,900
                                                  --------
                                                    30,821
                                                  --------
UTAH -- 1.6%
   Castle Dale, Industrial
     Development Authority,
     Safeway Project, RB (A) (B) (C)
     3.050%, 08/01/99                  1,250         1,250
   Central Utah, Water Conservancy
     District Authority, Ser E, GO,
     AMBAC (A) (B)
     2.950%, 03/09/99                  3,510         3,510
   Intermountain Power Agency,
     Power Supply Authority, 1995
     Ser A, RB, MBIA
     4.850%, 07/01/99                  2,600         2,616
   Nephi, Industrial Development
     Authority, Safeway Project,
     RB (A) (B) (C)
     3.650%, 03/01/99                    945           945
   Springville, Industrial Development
     Authority, Scherer Hard Capsule,
     RB (A) (B) (C)
     2.960%, 03/09/99                  1,120         1,120
   Tremonton City, Industrial
     Development Authority,
     Safeway Project, RB (A) (B) (C)
     3.050%, 06/01/99                    715           715
                                                   -------
                                                    10,156
                                                   -------
VERMONT -- 1.1%
   Vermont State, Educational and
     Health Buildings Financing
     Authority, Capital Asset
     Financing Program Project,
     Ser 2, RB (A) (B) (C)
     2.960%, 03/09/99                    400           400
   Student Assistance Student Loan
     Bonds, Ser 85, RB (A) (B) (C)
     2.900%, 03/09/99                  5,025         5,025
   Vermont State, Educational and
     Health Buildings Financing
     Authority, Capital Asset
     Financing Program Project,
     Ser 1, RB (A) (B) (C)
     3.000%, 03/09/99                  1,478         1,478
                                                   -------
                                                     6,903
                                                   -------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
10

--------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
VIRGINIA -- 1.4%
   Greystone Tax Exempt Certificate
     Trust Authority, Senior Certificate
     of Beneficial Ownership Project,
     RB(A) (B) (C)
     2.940%, 03/09/99                 $2,285    $    2,285
   Harrisonburg, Multi-Family Housing
     Authority, Rolling Brook Village
     Apartment Project, RB (A) (B)
     3.200%, 02/01/00                  2,000         2,000
   Richmond, Redevelopment and
     Housing Authority, Belmont
     Apartments Project, RB (A) (B) (C)
     2.900%, 03/09/99                  3,280         3,280
   Stafford County, Industrial
     Development Authority,
     Safeway Project, RB (A) (B) (C)
     3.050%, 06/01/99                  1,585         1,585
                                                   -------
                                                     9,150
                                                   -------
WASHINGTON -- 1.5%
   Chelan County, Public Utility District
     No. 001 Conservation Authority,
     Chelan Hydro Project, Ser D, RB
     4.500%, 07/01/99                  2,000         2,010
   Housing Finance Commission,
     Multi-Family Housing,
     Pacific First Federal Savings Bank
     Project, RB (A) (B) (C)
     2.900%, 03/09/99                  1,275         1,275
   Housing Finance Community,
     Pioneer Human Services Project,
     Ser 91, RB (A) (B) (C)
     3.000%, 03/09/99                    965           965
   Washington State, Non-Profit
     Housing Authority, YMCA
     Greater Seattle Project, RB (A) (B)
     3.250%, 03/01/99                  1,185         1,185
   Washington State, Non-Profit
     Housing Finance Revenue
     Authority, Emerald Heights
     Project, RB (A) (B) (C)
     3.250%, 03/01/99                  1,000         1,000
   Washington State, Public Power
     Supply Authority, System
     Nuclear Project No. 1, Ser A, RB
     Pre-Refunded @ 102 (D)
     7.500%, 07/01/99                  1,000         1,035
   Washington State, Public Power
     Supply Authority, System
     Nuclear Project No. 3,
     Ser B, RB, FGIC
     Pre-Refunded @ 102 (D)
     7.000%, 01/01/00                  2,000         2,100
                                                   -------
                                                     9,570
                                                   -------
--------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
WEST VIRGINIA -- 0.8%
   West Virginia State, Hospital
     Finance Authority, St. Joseph's
     Hospital Project, RB (A) (B) (C)
     3.000%, 03/09/99                 $1,200      $  1,200
   West Virginia State, Building
     Commission, Regional Jail Project,
     Ser A, RB, AMBAC
     4.500%, 07/01/99                  1,635         1,640
   West Virginia State, Parkways
     Economic Development Tourism
     Authority, RB
     Pre-Refunded @ 102 (D)
     7.125%, 07/01/99                  2,500         2,583
                                                   -------
                                                     5,423
                                                   -------
WISCONSIN -- 2.9%
   Beaver Dam, Unified School District,
     TRAN
     3.800%, 08/24/99                  2,000         2,000
   Delavan Darien, School District,
     TRAN
     3.900%, 08/27/99                  3,500         3,502
   Genoa City, Joint School District, BAN
     3.720%, 10/15/99                  2,560         2,562
   Jefferson, School District, TRAN
     3.850%, 09/08/99                  1,600         1,600
   Monroe, School District, TRAN
     3.790%, 10/15/99                  1,975         1,975
   Moraine Park, Technical College
     District, GO
     5.000%, 04/01/99                    420           421
   New Richmond, School District
     Authority, TRAN
     3.560%, 11/01/99                    825           825
   South Milwaukee, School District
     Authority, TRAN
     3.450%, 07/30/99                  1,100         1,100
   Village of Menomonee, Industrial
     Development Authority, Maysteel
     Corporation Project,
     RB (A) (B) (C)
     3.025%, 03/09/99                  1,900         1,900
   West Salem, School District,
     TRAN
     3.870%, 08/26/99                  2,100         2,100
   Wisconsin State, Health & Elderly
     Facilities Authority, Cedar Crest
     Project, RB (A) (B) (C)
     3.000%, 03/09/99                  1,000         1,000
                                                   -------
                                                    18,985
                                                   -------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1999 (UNAUDITED)


Tax Free Fund--Concluded
--------------------------------------------------------------------------------
                                          FACE
                                      AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
WYOMING -- 0.3%
   Sweetwater County, School
     District No. 2 Green River, GO
     3.850%, 06/01/99                 $1,030      $  1,032
   Wyoming Student Loan
     Corporation, Student Loan
     Authority, RB
     6.250%, 12/01/99                  1,000         1,021
                                                  --------
                                                     2,053
                                                  --------
Total Municipal Bonds
   (Cost $660,411)                                 660,411
                                                  --------
Total Investments -- 101.9%
   (Cost $660,411)                                 660,411
                                                  --------
Other Assets and Liabilities, Net -- (1.9%)        (12,214)
                                                  --------

NET ASSETS:
Fund Shares of Class A (unlimited
   authorization - no par value) based on
   648,380,209 outstanding shares
   of beneficial interest                          648,248
Fund Shares of Class D
   (unlimited authorization --
   no par value) based on 1,210
   outstanding shares of beneficial
   interest                                              1
Distribution in excess of net
   investment income                                   (12)
Accumulated net realized loss on
   investments                                         (40)
                                                  --------
 Total Net Assets -- 100.0%                       $648,197
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                        $1.00
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS B                        $1.00
                                                  ========

--------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
AMBAC    AMERICAN BOND MUNICIPAL ASSURANCE COMPANY
BAN      BOND ANTICIPATION NOTE
COP      CERTIFICATE OF PARTICIPATION
FGIC     FINANCIAL GUARANTY INSURANCE COMPANY
FSA      FINANCIAL SECURITY ASSISTANCE
GO       GENERAL OBLIGATION
MBIA     MUNICIPAL BOND INSURANCE ASSOCIATION
RAN      REVENUE ANTICIPATION NOTE
RB       REVENUE BOND
SER      SERIES
TAN      TAX ANTICIPATION NOTE
TAW      TAX ANTICIPATION WARRANT
TRAN     TAX & REVENUE ANTICIPATION NOTE
(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON FEBRUARY 28, 1999.
(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE EARLIER OF THE MATURITY DATE OR THE PUT DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT
    FROM A MAJOR BANK OR FINANCIAL INSTITUTION.
(D) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

California Tax Exempt Fund

MUNICIPAL BONDS -- 100.1%
CALIFORNIA -- 100.1%
   Abag Finance Authority, Bentley
     School Project, COP (A) (B) (C)
     2.700%, 03/09/99                $ 1,500       $ 1,500
   Alameda County, Contra-Costa
     Schools Financing Authority,
     Improvements Financing
     Project, Ser B, COP (A) (B) (C)
     2.400%, 03/09/99                 10,110        10,110
   Alameda County, Contra-Costa
     Schools Financing Authority,
     Improvements Financing
     Project, Ser C, COP (A) (B) (C)
     2.400%, 03/09/99                  5,260         5,260
   Alameda County, TRAN
     4.500%, 07/07/99                  4,000         4,012
   Alameda County, Transportation
     Authority, RB, AMBAC
     4.100%, 11/01/99                  1,000         1,008


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Alhambra, Industrial
     Development Authority,
     Sunclipse Project, RB (A) (B) (C)
     2.500%, 03/01/99                $ 1,300       $ 1,300
   Anaheim, Housing Authority,
     Heritage Village Apartments
     Project, Ser A, RB (A) (B) (C)
     2.300%, 03/09/99                  2,300         2,300
   Antioch, University School District
     Authority, TRAN
     3.700%, 09/15/99                  4,500         4,500
   Auburn, University School District
     Authority, TRAN
     4.000%, 09/21/99                  2,380         2,388
   California State, Education
     Facility Authority,
     Pomona College Project,
     RB (A) (B)
     2.400%, 03/09/99                 10,200        10,200
   California State, Educational
     Facility Authority,
     Claremont McKenna Project,
     RB (A) (B)
     2.400%, 03/09/99                 10,000        10,000
   California State, School Facility
     Financing Authority, Capital
     Improvement Financing Project,
     Ser A, RB (A) (B) (C)
     2.500%, 03/09/99                  2,900         2,900
   California State, School Facility
     Finance Authority, Capital
     Improvements Financing Project,
     Ser C, COP (A) (B) (C)
     2.500%, 03/09/99                 10,000        10,000
   California State, Health Facilities
     Financing Authority, Adventist
     Health System Project,
     Ser A, RB (A) (B) (C)
     2.400%, 03/09/99                  3,800         3,800
   California State, Health Facilities
     Finance Authority, Alexian
     Brothers Project,
     RB, MBIA
     Pre-Refunded @ 102 (D)
     7.125%, 01/01/00                  1,000         1,055
   California State, Health Facilities
     Finance Authority, Pomona
     Valley Hospital Project,
     RB, MBIA
     Pre-Refunded @ 102 (D)
     6.750%, 01/01/00                  1,500         1,577
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   California State, Multiple Purpose
     Project, Ser A, RB, MBIA
     10.000%, 09/01/99               $ 1,000       $ 1,035
   California State, Public Works
     Board, Community College
     Project, Ser A, RB
     5.000%, 04/01/99                  2,890         2,895
   California State, Public Works
     Board, University Project,
     Ser A, RB
     5.700%, 10/01/99                  2,500         2,539
   California State, Transportation
     Financial Authority, RB (A) (B)
     2.600%, 03/09/99                 22,700        22,700
   California State, Watereuse
     Finance Authority,
     RB, FSA (A) (B) (C)
     2.500%, 03/09/99                  8,900         8,900
   California Statewide, Community
     Development Authority,
     Memorial Health Services
     Project, RB (A) (B)
     2.600%, 03/09/99                 12,400        12,400
   California Statewide, Community
     Development Authority,
     Covenant Retirement
     Communities Project,
     COP (A) (B) (C)
     2.750%, 03/09/99                  5,000         5,000
   Chowchilla, Unified High School
     District, TRAN
     3.850%, 06/30/99                  1,300         1,301
   City of El Cerrito, TRAN
     3.875%, 06/30/99                  2,000         2,001
   Compton, Community
     Redevelopment Agency,
     Walnut Industrial Park Project,
     Ser A, TA, AMBAC
     Pre-Refunded @ 102 (D)
     7.500%, 08/01/99                  1,100         1,142
   Compton, Community
     Redevelopment Agency,
     Walnut Industrial Park Project,
     TA, AMBAC
     Pre-Refunded @ 103 (D)
     10.200%, 08/01/99                   535           566
   Conejo Valley, Unified School
     District, GO, TRAN
     3.750%, 07/01/99                 10,000        10,002
   Contra Costa County,
     Multi-Family Housing Authority,
     Delta Square Project,
     Ser A, RB (A) (B) (C)
     2.900%, 05/01/99                  3,400         3,400

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1999 (UNAUDITED)

California Tax Exempt Fund--Continued
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
   Corona, Housing Authority,
     Household Bank Project,
     Ser B, RB (A) (B) (C)
     2.600%, 03/09/99                $ 2,500       $ 2,500
   Corona, Multi-Family Housing
     Authority, County Hills Project,
     Ser B, RB (A) (B) (C)
     2.450%, 03/09/99                    855           855
   Corona, Redevelopment Agency
     Authority, Crown Point Project,
     Ser 85, RB (A) (B) (C)
     3.800%, 05/01/99                  7,310         7,310
   Duarte, Redevelopment Agency,
     Merged Redevelopment
     Project, TA
     3.500%, 10/01/99                  1,040         1,040
   Escondido, Community
     Development Authority,
     Heritage Park Apartment
     Project, Ser A, RB (A) (B) (C)
     2.300%, 03/09/99                  5,950         5,950
   Fontana, Apartment Development
     Authority, Citrus Avenue
     Apartments Project, Ser A,
     RB (A) (B) (C)
     2.650%, 03/09/99                  1,100         1,100
   Fontana, Gaf Tax Exempt Bond
     Grantor Trust,
     Ser GA-7, RB (A) (B) (C)
     3.400%, 03/09/99                  6,325         6,325
   Foothill/Eastern Corridor Agency,
     California Toll Road Project,
     Ser B, RB (A) (B)
     2.600%, 03/09/99                  1,000         1,000
   Freemont, TRAN
     4.000%, 07/01/99                  7,500         7,507
   Gardenia, TRAN
     4.250%, 06/30/99                  5,875         5,882
   Health Facilities Finance Authority,
     Memorial Health Services
     Project, RB (A) (B)
     2.600%, 03/09/99                  6,500         6,500
   Health Facilities Finance Authority,
     Catholic Healthcare Project,
     Ser A, RB, MBIA (A) (B)
     2.600%, 03/09/99                  2,800         2,800
   Health Facilities Finance Authority,
     Catholic Healthcare Project,
     Ser B, RB, MBIA (A) (B)
     2.600%, 03/09/99                  2,000         2,000
   Health Facilities Finance Authority,
     Catholic Healthcare Project,
     Ser C, RB, MBIA (A) (B)
     2.600%, 03/09/99                  1,600         1,600
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Huntington Park, Public Financing
     Authority, Parking Project,
     Ser A, RB (A) (B) (C)
     4.250%, 09/01/99                $ 4,795       $ 4,807
   Irvine, Public Facilities &
     Infrastructure Authority,
     Capital Improvements Project,
     RB (A) (B) (C)
     2.400%, 03/09/99                  2,300         2,300
   Irwindale, Industrial Development
     Authority, Toys "R" Us Project,
     RB (A) (B) (C)
     2.875%, 03/09/99                  4,500         4,500
   Jurupa, Community Service,
     Community Facilities District
     No. 1, GO, FSA
     3.750%, 09/01/99                    590           592
   Kern County, Public Facilities
     Project, Ser D, COP (A) (B) (C)
     2.600%, 03/09/99                  2,400         2,400
   Lancaster, Multi-Family Housing
     Authority, Household Bank
     Project, Ser A,  RB (A) (B) (C)
     2.700%, 05/01/99                  2,700         2,700
   Lancaster, Multi-Family Housing
     Authority, The Willow Project,
     Ser A, RB (A) (B) (C)
     2.700%, 05/01/99                  6,000         6,000
   Lancaster, Multi-Family Housing
     Authority, 20 Street Apartments
     Project, Ser C, RB (A) (B) (C)
     2.550%, 03/09/99                  3,250         3,250
   Long Beach, Airport Improvements
     Project, COP, MBIA
     Pre-Refunded @ 102 (D)
     6.950%, 06/01/99                  1,000         1,030
   Los Angeles County, Housing
     Authority, Malibu Meadows
     Project, Ser B, RB, FNMA (A) (B) (E)
     2.600%, 03/09/99                  4,900         4,900
   Los Angeles County, Mortgage
     Authority, Ser A, RB (A) (B)
     2.400%, 03/09/99                  6,300         6,300
   Los Angeles County, Capital Asset
     Leasing Corporation,
     Equipment Program, Ser A, RB
     5.000%, 06/01/99                  4,825         4,840
   Los Angeles County, Community
     Redevelopment Agency,
     Willowbrook Project, RB (A) (B) (C)
     2.300%, 03/09/99                  1,000         1,000


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
14

--------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Los Angeles County,
     COP Pre-Refunded @ 102 (D)
     6.900%, 06/01/99                $ 2,660       $ 2,733
   Los Angeles County, Metropolitan
     Transportation Authority,
     Ser A, RB, MBIA (A) (B) (C)
     2.600%, 03/09/99                 11,695        11,695
   Los Angeles County, Multi-Family
     Housing Authority,
     Malibu Canyon Apartments,
     Ser B, RB (A) (B)
     2.400%, 03/09/99                  2,000         2,000
   Los Angeles County,
     Transportation Authority,
     Ser A, RB, FGIC (A) (B)
     2.500%, 03/09/99                  4,400         4,400
   Los Angeles, Community
     Redevelopment Authority,
     Central Business District
     Project, GO
     5.000%, 11/15/99                 19,285        19,545
   Los Angeles, Multi-Family
     Housing Authority, Promonade
     Towers Project, RB (A) (B) (C)
     2.600%, 03/09/99                 24,800        24,800
   Los Angeles, Redevelopment
     Agency, Baldwin Hills Public
     Park Project, RB (A) (B) (C)
     2.450%, 03/09/99                  7,900         7,900
   Los Angeles, Wastewater Systems
     Authority,
     Ser B, RB, AMBAC
     Pre-Refunded @ 102 (D)
     7.100%, 06/01/99                  1,000         1,030
   Los Angeles, Ser A, TRAN
     4.500%, 06/30/99                  5,000         5,013
   Los Angeles, Unified School
     District Authority, Belmont
     Learning Complex Project,
     Ser A, RB (A) (B) (C)
     2.500%, 03/09/99                 10,200        10,200
   Metropolitan Water District,
     Waterworks Project,
     Ser C, RB (A) (B)
     2.400%, 03/09/99                    300           300
   Mount Diablo, School District, GO
     3.500%, 01/28/00                  3,000         3,014
   Mount Shasta, Hospital Authority,
     Mercy Medical Center Project,
     Ser A, COP
     Pre-Refunded @ 102 (D)
     7.250%, 07/01/99                  1,735         1,793
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Mountain View Los Altos, Unified
     School District, GO, TRAN
     4.000%, 07/01/99                $ 3,000       $ 3,003
   Mountain View Santa Clara, Unified
     School District, GO, TRAN
     4.000%, 07/01/99                  2,000         2,002
   MSR Public Power, San Juan Project,
     Ser D, RB, MBIA (A) (B)
     2.450%, 03/09/99                 17,300        17,300
   Newport Beach, Water Services,
     Capital Improvement Project,
     RB, AMBAC
     3.600%, 08/01/99                  1,025         1,025
   North City, School Facilities
     Finance Authority, Community
     Facility District No. 1, Ser A, GO
     Pre-Refunded @ 102 (D)
     7.850%, 09/01/99                  1,500         1,563
   Oakland, Children Hospital
     Medical Center Project,
     Ser B, RB (A) (B) (C)
     2.600%, 03/09/99                  1,600         1,600
   Oakland, School District
     Authority, GO
     3.250%, 11/09/99                  4,000         4,012
   Oakland, Liquidity Facilities
     Authority, Revenue Assessment
     Bay Area Government Project,
     RB (A) (B) (C)
     2.750%, 03/09/99                  1,955         1,955
   Orange County, Apartment
     Development Authority,
     Radnor/Aragon Corporation
     Project, Ser D, RB (A) (B) (C)
     3.025%, 03/09/99                  3,400         3,400
   Orange County, Apartment
     Development Authority,
     Harbor Pointe Project,
     Ser D, RB (A) (B) (C)
     2.600%, 03/09/99                  4,000         4,000
   Orange County, Apartment
     Development Authority,
     Villas La Paz,
     Ser F, RB, FNMA (A) (B) (E)
     2.600%, 03/09/99                  3,000         3,000
   Orange County, Apartment
     Development Authority,
     Hidden Hills Project,
     Ser C, RB (A) (B)
     2.400%, 03/09/99                  5,300         5,300
   Orange County, Apartment
     Development Authority,
     Laguna Summit Apartment
     Project, RB (A) (B)
     2.400%, 03/09/99                  8,500         8,500

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1999 (UNAUDITED)

California Tax Exempt Fund--Continued
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Oxnard, Community
     Redevelopment Agency,
     Channel Islands Business
     Project, RB (A) (B) (C)
     3.275%, 03/09/99                $ 4,685       $ 4,685
   Pasadena, Historical Rehabilitation
     Authority, Dodsworth Building
     Project, RB (A) (B) (C)
     2.320%, 03/09/99                  4,000         4,000
   Pasadena, Rose Bowl Improvement
     Project, COP (A) (B) (C)
     2.500%, 03/09/99                 10,680        10,680
   Placer Hills, Elementary
     School Authority, TRAN
     4.000%, 09/21/99                  1,100         1,104
   Porterville, GO
     3.600%, 11/29/99                  1,110         1,115
   Rancho, Water District Financing
     Authority,
     Ser A, RB, FGIC (A) (B)
     2.600%, 03/09/99                  6,000         6,000
   Redlands, Housing Authority,
     Parkview Terrace Project,
     Ser A, RB (A) (B) (C)
     2.650%, 03/09/99                  5,400         5,400
   Redwood City, City Hall Project,
     COP (A) (B) (C)
     2.700%, 03/09/99                  2,000         2,000
   Riverside, Multi-Family
     Housing Authority,
     Countrywood & IA Apartments
     Project, Ser E, RB (A) (B) (C)
     2.600%, 03/09/99                  2,750         2,750
   Riverside County, Asset Leasing
     Authority, Hospital Project,
     Ser A, RB Pre-Refunded @ 100 (D)
     6.250%, 06/01/99                  1,000         1,008
   Riverside County, Housing
     Authority, McKinley Project,
     RB (A) (B) (C)
     2.650%, 03/09/99                  6,000         6,000
   Riverside County, Multi-Family
     Housing Authority,
     De Anza Villas Project,
     RB (A) (B) (C)
     2.500%, 03/09/99                  3,290         3,290
   Riverside County, Multi-Family
     Housing Authority,
     Polk Apartments Project,
     Ser O, RB (A) (B) (C)
     2.050%, 03/09/99                  7,890         7,890
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Riverside County, Multi-Family
     Housing Authority,
     Woodcreek Project, Ser D,
     RB,FNMA (A) (B) (E)
     2.550%, 03/09/99                $ 2,500       $ 2,500
   Riverside County, Public
     Facilities Authority,
     Ser B, RB (A) (B) (C)
     2.500%, 03/09/99                  1,800         1,800
   Roseville, City School Project, GO
     4.000%, 09/21/99                  2,575         2,584
   San Bernadino County,
     County Center Refunding Project,
     COP (A) (B) (C)
     2.550%, 03/09/99                  6,000         6,000
   San Bernadino County, Industrial
     Development Authority,
     Sandpiper Investments Project,
     RB (A) (B) (C)
     3.350%, 03/09/99                  3,000         3,000
   San Bernadino County,
     Multi-Family Housing Authority,
     Alta Loma Heritage Project,
     Ser A, RB (A) (B) (C)
     2.550%, 03/09/99                  2,264         2,264
   San Bernadino County,
     Multi-Family Housing Authority,
     Gold West Apartments Project,
     Ser A, RB (A) (B) (C)
     2.550%, 03/09/99                    500           500
   San Bernadino County,
     Multi-Family Housing Authority,
     Indian Knoll Apartment Project,
     Ser A, RB (A) (B) (C)
     2.400%, 03/09/99                  3,850         3,850
   San Bernadino County,
     Multi-Family Housing Authority,
     Mountain View
     Project, RB (A) (B)
     2.550%, 03/09/99                  1,010         1,010
   San Bernadino County,
     Multi-Family Housing Authority,
     Parkview Place,
     Ser A, RB (A) (B) (C)
     2.550%, 03/09/99                  6,320         6,320
   San Bernadino, Housing
     Authority, Reche Canyon
     Apartment Project,
     Ser B, RB (A) (B) (C)
     2.400%, 03/09/99                  1,500         1,500


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   San Bernadino, Medical Center
     Financing Project,
     COP, MBIA (A) (B)
     2.500%, 03/09/99                $15,000      $ 15,000
   San Bernadino, Multi-Family
     Housing Authority,
     Village Crossing Project,
     Ser A, RB (A) (B) (C)
     2.550%, 03/09/99                  3,700         3,700
   San Diego, Multi-Family Housing
     Authority, LA Cima Apartments
     Project, Ser K, RB (A) (B) (C)
     2.650%, 03/09/99                  1,550         1,550
   San Diego, School District
     Authority, Phase XII Project,
     Ser B, COP
     4.500%, 07/01/99                  2,555         2,569
   San Diego, Multi-Family Housing
     Authority, Housing Project, RB
     (A) (B) (C)
     2.100%, 03/09/99                  3,500         3,500
   San Diego, Multi-Family Housing
     Authority, University Town
     Center Apartments Project,
     RB (A) (B) (C)
     2.400%, 03/09/99                  1,400         1,400
   San Francisco, City and County
     Finance Authority, Yerba Buena
     Garden Project, RB (A) (B) (C)
     2.550%, 03/09/99                  2,065         2,065
   San Francisco, City and County
     Multi-Family Housing Authority,
     737 Post Project, Ser D, RB (A) (B) (C)
     2.550%, 03/09/99                 10,000        10,000
   San Jose, Multi-Family Housing
     Authority, Timberwood
     Apartments Project,
     RB (A) (B) (C)
     2.450%, 03/09/99                  3,060         3,060
   San Leandro, Multi-Family Housing
     Authority, Parkside Common
     Apartments Project,
     Ser, RB, FNMA (A) (B) (C) (E)
     2.550%, 03/09/99                  3,000         3,000
   San Marcos, Industrial
     Development Authority,
     Amistar Project, RB (A) (B) (C)
     3.410%, 03/09/99                  4,500         4,500
   Santa Clara County, Financing
     Lease Authority, Replacement
     Project, Ser B, RB (A) (B) (C)
     2.500%, 03/09/99                  4,900         4,900
--------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Santa Clara County, Multi-Family
     Housing Authority,
     Briarwood Apartments Project,
     Ser B, RB, FNMA (A) (B) (E)
     2.600%, 03/09/99                $ 2,300       $ 2,300
   Santa Clara, Electric Revenue
     Project, Ser A, RB (A) (B) (C)
     2.550%, 03/09/99                    760           760
   Santa Clara, Electric Revenue
     Project, Ser B, RB (A) (B) (C)
     2.550%, 03/09/99                    900           900
   Santa Clara, High School District
     Project, GO, FGIC
     3.700%, 09/01/99                    870           873
   Santa Paula, School District, TRAN
     4.000%, 07/01/99                  2,000         2,002
   Simi Valley, Community
     Development Agency,
     Casden Indian Oaks,
     Ser A, RB (A) (B)
     2.400%, 03/09/99                  1,000         1,000
   Simi Valley, Industrial & Economic
     Development Authority,
     Wambold Furniture Project,
     RB (A) (B) (C)
     3.150%, 03/09/99                  2,300         2,300
   Simi Valley, Multi-Family
     Housing Authority,
     Lincoln Wood Ranch Project,
     RB (A) (B) (C)
     2.500%, 03/09/99                  2,000         2,000
   Simi Valley, Multi-Family
     Housing Authority,
     Ser A, RB (A) (B) (C)
     2.600%, 03/09/99                  2,300         2,300
   South California, Public Power
     Authority, Transmission Project,
     Ser 91, RB, AMBAC (A) (B)
     2.500%, 03/09/99                  4,300         4,300
   Southern California, Public Power
     Authority, Palo Verde Project,
     Ser C, RB, AMBAC (A) (B)
     2.500%, 03/09/99                  6,000         6,000
   Tehachapi, Community Facilities
     Authority, TA
     Pre-Refunded @ 103 (D)
     7.400%, 10/01/99                  1,000         1,056
   Three Valleys, Municipal Water
     Authority, Miramar Water
     Treatment Project, RB (A) (B) (C)
     2.850%, 03/09/99                  3,000         3,000

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1999 (UNAUDITED)

California Tax Exempt Fund--Concluded
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Westminster, Redevelopment
     Authority, Commercial
     Redevelopment Project,
     RB, AMBAC (A) (B)
     2.700%, 03/09/99                $ 3,900      $  3,900
                                                  --------
Total Municipal Bonds
   (Cost $569,047)                                 569,047
                                                  --------
Total Investments -- 100.1%
   (Cost $569,047)                                 569,047
                                                  --------
Other Assets and Liabilities, Net -- (0.1%)           (614)
                                                  --------

NET ASSETS:
Fund Shares of Class A (unlimited
    authorization -- no par value) based on
    62,099,833 outstanding shares
    of beneficial interest                          62,101
Fund Shares of Class B
   (unlimited authorization -- no
   par value) based on 231,049
   outstanding shares of beneficial
   interest                                            231
Fund Shares of CNI Class
   (unlimited authorization -- no
   par value) based on 506,150,069
   outstanding shares of beneficial
   interest                                        506,149
Undistributed net investment income                      2
Accumulated net realized loss on
   investments                                         (50)
                                                  --------
 Total Net Assets  -- 100.0%                      $568,433
                                                  ========

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                        $1.00
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS B                        $1.00
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CNI CLASS                      $1.00
                                                  ========
AMBAC    AMERICAN BOND MUNICIPAL ASSURANCE COMPANY
COP      CERTIFICATE OF PARTICIPATION
FGIC     FINANCIAL GUARANTY INSURANCE COMPANY
FNMA     FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA      FINANCIAL SECURITY ASSISTANCE
GO       GENERAL OBLIGATION
MBIA     MUNICIPAL BOND INSURANCE ASSOCIATION
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
RB       REVENUE BOND
SER      SERIES
TA       TAX ALLOCATION
TRAN     TAX & REVENUE ANTICIPATION NOTE
(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON FEBRUARY 28, 1999.
(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE EARLIER OF THE MATURITY DATE OR THE PUT DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.
(D) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.
(E) SECURITIES ARE COLLATERALIZED UNDER AN AGREEMENT FROM FNMA.

Institutional Tax Free Fund

MUNICIPAL BONDS -- 102.2%
ALABAMA -- 1.5%
   Birmingham, Medical Clinic
     Revenue, St. Martins in
     the Pines Project,
     Ser 89, RB (A) (B)
     3.000%, 03/09/99                $ 2,470       $ 2,470
   Birmingham, Private Educational
     Building Authority Revenue,
     Altamont School Project,
     RB (A) (B) (C)
     2.950%, 03/09/99                  2,050         2,050
   Greystone Tax Exempt Certificate
     Trust Authority, Senior Certificate
     of Beneficial Ownership Project,
     RB (A)(B)(C)
     2.940%, 03/09/99                  2,052         2,052
   Huntsville, Healthcare Authority,
     Ser A, RB, MBIA (A) (B) (C)
     2.950%, 03/09/99                  2,200         2,200
   Indian Springs Village,
     Educational Building Revenue
     Authority, Indian Springs
     School Project, RB (A) (B) (C)
     3.000%, 03/09/99                  5,000         5,000
   Russelville, Industrial
     Development Revenue,
     Clark Pulley Project,
     Ser 94, RB (A) (B) (C)
     3.000%, 03/09/99                  1,675         1,675
                                                   -------
                                                    15,447
                                                   -------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
18

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
ALASKA -- 0.5%
   Alaska, Industrial Development
     Authority, Safeway Project,
     RB (A) (B) (C)
     3.050%, 06/01/99                $ 3,860      $  3,860
   Alaska State, Courthouse
     Project, COP, AMBAC
     5.000%, 01/01/00                  1,440         1,461
                                                  --------
                                                     5,321
                                                  --------
ARIZONA -- 2.2%
   Arizona State, Educational Loan
     Marketing Corporation,
     Ser A, RB
     6.550%, 03/01/99                  1,000         1,000
   Chandler, Industrial
     Development Authority
     Revenue, Limited Partnership
     Project, RB (A) (B) (C)
     2.950%, 03/09/99                  7,870         7,870
   Chandler County, Industrial
     Development Authority,
     Parsons Municipal Service
     Project, RB (A) (B) (C)
     2.750%, 03/09/99                  4,225         4,225
   Maricopa County, Industrial
     Development Authority,
     Arcadia Vista Apartments
     Project, Ser A, RB (A) (B) (C)
     3.060%, 03/09/99                  4,750         4,750
   Maricopa County, Industrial
     Development Authority,
     McLane Company Project,
     RB (A) (B) (C)
     3.400%, 03/09/99                    670           670
   Prescott, Municipal Property
     Corporation, Ser C, RB, MBIA
     Pre-Refunded @ 101 (D)
     7.000%, 07/01/99                  1,000         1,023
   Tuscon, Industrial Development
     Authority, Tuscon City Center
     Parking Project, Ser A,
     RB (A) (B) (C)
     2.875%, 03/09/99                  3,500         3,500
                                                  --------
                                                    23,038
                                                  --------
ARKANSAS -- 0.0%
   Greystone Tax Exempt Certificate
     Trust Authority, Senior Certificate
     of Beneficial Ownership Project,
     RB (A) (B)(C)
     2.940%, 03/09/99                     74            74
                                                   -------
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
CALIFORNIA -- 2.1%
   California State, Higher Education
     Loan Authority, Student Loan
     Refunding, Ser 87-A,
     RB (A) (B) (C)
     3.650%, 07/01/99                $ 7,500       $ 7,500
   California State, Higher Education
     Loan Authority, Student Loan
     Refunding, RB (A) (B) (C)
     3.800%, 05/01/99                  3,325         3,325
   Los Angeles, Multi-Family Housing
     Authority, Ser K, RB (A) (B) (C)
     2.400%, 03/09/99                 10,970        10,970
                                                   -------
                                                    21,795
                                                   -------
COLORADO -- 3.1%
   City of Idaho Springs, Safeway
     Project, Ser 93, RB (A) (B) (C)
     3.050%, 06/01/99                  1,950         1,950
   Colorado State, Housing Finance
     Authority, Cambray Park
     Project, RB (A) (B) (C)
     3.050%, 03/09/99                  1,050         1,050
   Colorado State, Housing Finance
     Authority, Woodstream Project,
     RB (A) (B) (C)
     3.050%, 03/09/99                  1,860         1,860
   Dove Valley, Metropolitan District
     Arapahoe County Authority,
     Ser C, GO (A) (B) (C)
     4.050%, 11/01/99                  5,000         5,000
   Eagle County, Smith Creek
     Metropolitan District Project,
     Ser 95,  RB (A) (B) (C)
     2.950%, 03/09/99                  2,550         2,550
   Englewood, Industrial
     Development Revenue,
     Safeway Incorporated Project,
     RB (A) (B) (C)
     3.050%, 06/01/99                  2,315         2,315
   Estes Park, Urban Renewal
     Authority Tax Increment
     Revenue, TAN
     Pre-Refunded @ 101 (D)
     7.625%, 05/15/99                  1,500         1,528
   Jefferson County, Industrial
     Development Revenue,
     Kinder Care Centers Project,
     Ser C, RB (A) (B) (C)
     3.100%, 03/09/99                  1,700         1,700
   Panorama Metropolitan District,
     Ser B, RB (A) (B) (C)
     3.400%, 12/01/99                  2,425         2,425

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1999 (UNAUDITED)


Institutional Tax Free Fund--Continued
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Pitkin County, Multi-Family
     Revenue Housing Authority,
     Centennial Project,
     Ser A, RB (A) (B) (C)
     3.050%, 03/09/99                $ 2,650       $ 2,650
   Recreational Facilities Authority,
     Cooper Mountain Project,
     RB (A) (B) (C)
     2.950%, 03/09/99                  4,525         4,525
   Smith Creek Metropolitan District
     Authority, RB (A) (B) (C)
     2.950%, 03/09/99                  4,200         4,200
                                                   -------
                                                    31,753
                                                   -------
DELAWARE -- 0.7%
   Economic Development Authority,
     Commercial Development,
     Congoleum Project,
     RB (A) (B) (C)
     3.000%, 03/09/99                  1,000         1,000
   Economic Development Authority,
     Route 113 Limited Partnership
     Project, RB (A) (B) (C)
     3.100%, 03/09/99                  6,000         6,000
                                                   -------
                                                     7,000
                                                   -------
DISTRICT OF COLUMBIA -- 1.0%
   District of Columbia,
     RB (A) (B) (C)
     2.900%, 03/09/99                  5,000         5,000
   District of Columbia,
     Ser A, GO, AMBAC
     Pre-Refunded @ 102 (D)
     7.500%, 06/01/99                  5,000         5,143
   District of Columbia,
     Ser B-3, RB (A) (B) (C)
     3.350%, 03/01/99                    100           100
                                                   -------
                                                    10,243
                                                   -------
FLORIDA -- 4.0%
   Boca Raton, Industrial
     Development Authority,
     Parking Garage Project,
     Ser 84-A, RB (A) (B) (C)
     3.125%, 03/09/99                  7,950         7,950
   Broward County, Housing
     Finance Authority, Multi-Family
     Housing Revenue, Landings
     Inverray Apartments Project,
     RB (A) (B) (C)
     3.100%, 03/09/99                  2,800         2,800
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Broward County, Multi-Family
     Housing Finance Authority,
     Lake Park Association Limited
     Partnership Project, RB (A) (B) (C)
     3.000%, 03/09/99                 $  400        $  400
   Broward County, Muli-Family
     Housing Finance Authority,
     Welleby Apartments Project,
     RB (A) (B) (C)
     3.000%, 03/09/99                  3,550         3,550
   Coral Springs, Import District
     Authority, Water and Sewer
     Project, Ser C, RB, MBIA
     Pre-Refunded @ 102 (D)
     7.600%, 12/01/99                  2,165         2,278
   Florida State, Gulf Coast
     University Authority,
     COP (A) (B) (C)
     2.900%, 03/09/99                    800           800
   Florida State, Multi-Family Health
     Finance Agency Authority,
     Buena Vista Project,
     RB (A) (B) (C)
     3.000%, 11/01/99                  4,530         4,530
   Greystone Tax Exempt Certificate
     Trust Authority, Senior Certificate
     of Beneficial Ownership Project,
     RB(A)(B)(C)
     2.940%, 03/09/99                    112           112
   Gulf Breeze, Local Government
     Loan Program Project,
     Ser B, RB, FGIC (A) (B)
     2.950%, 03/09/99                  2,500         2,500
   Highlands County, Health
     Facility Authority,
     Adventist/Sunbelt Project,
     Ser A, RB (A) (B)
     3.000%, 03/09/99                  6,100         6,100
   Jacksonville, Industrial
     Development Authority,
     University of Florida Health
     Science Center Project,
     Ser 89, RB (A) (B) (C)
     3.150%, 03/09/99                  1,000         1,000
   Lake Bernadette Community
     Development, Special
     Assessment Revenue Project,
     Ser B, RB (A) (B) (C)
     3.050%, 03/09/99                    545           545


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
20

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Lee County, Industrial Development
     Authority, Christian &
     Missionary-Shell Point Village
     Project, RB (A) (B) (C)
     3.070%, 03/09/99                 $  450        $  450
   Orange County, Industrial
     Development Authority Central
     Florida YMCA Project,
     RB (A) (B) (C)
     3.000%, 03/09/99                  5,025         5,025
   Palm Beach County, Economic
     Development Authority,
     YMCA Boynton Beach
     Project, RB (A) (B) (C)
     3.000%, 03/09/99                  1,700         1,700
   Pasco City, Housing Finance
     Authority, Multi-Family
     Housing, Carlton Arms of
     Magnolia Valley Project,
     Ser 85, RB (A) (B) (C)
     2.875%, 03/09/99                  2,000         2,000
                                                   -------
                                                    41,740
                                                   -------
GEORGIA -- 9.9%
   Albany-Dougherty County,
     Hospital Authority Revenue,
     Phoebe Putney Memorial
     Hospital Project, Ser 1996,
     RB, AMBAC (A) (B) (C)
     3.000%, 03/09/99                  1,900         1,900
   Athens, Multi-Family Housing
     Authority, Georgian Apartments
     Project, RB (A) (B) (C)
     3.275%, 03/09/99                  1,400         1,400
   Bibb County, Industrial
     Development Authority,
     Stratford Academy Project,
     RB (A) (B) (C)
     3.000%, 03/09/99                  2,500         2,500
   Cherokee County, Industrial
     Development Authority,
     Seabord Farms Project,
     RB (A) (B) (C)
     3.050%, 03/09/99                  3,000         3,000
   Clayton County, Multi-Family
     Housing Authority, Rainwood
     Development Project, RB (A) (B)
     3.025%, 03/09/99                  2,700         2,700
   Cobb County, Industrial
     Development Authority,
     Institute Nuclear Power
     Operations Project, RB (A) (B) (C)
     3.000%, 03/09/99                  2,700         2,700
--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Cobb County, Multi-Family
     Housing Authority, Tibarron
     Associates Project, Ser 85-D,
     RB (A) (B) (C)
     3.100%, 03/09/99                $ 8,600       $ 8,600
   Cobb County, Rhodes Home
     Project Multi-Family Housing
     Authority, RB (A) (B) (C)
     3.000%, 03/09/99                    915           915
   DeKalb County, Housing
     Authority, Multi-Family
     Revenue, Clairmont Crest
     Project, RB (A) (B) (C)
     2.950%, 03/15/99                  2,000         2,000
   DeKalb County, Industrial
     Development Authority, Dart
     Container Project, RB (A) (B)
     3.250%, 03/09/99                    900           900
   DeKalb County, Industrial
     Development Authority,
     Weyerhaeuser County Project,
     RB (A) (B)
     2.900%, 03/09/99                  3,500         3,500
   Downtown Athens Housing
     Development Authority,
     Georgian Apartments
     Association, RB (A) (B) (C)
     3.400%, 03/09/99                  1,000         1,000
   Federal Paper Board, Tax Exempt
     Bond Grantor Trust,
     RB (A) (B) (C)
     4.150%, 03/09/99                  7,200         7,200
   Fulton County, Industrial
     Development Authority, ADP
     Corporation Project, RB (A) (B)
     2.800%, 03/09/99                  2,765         2,765
   Fulton County, Industrial
     Development Authority,
     Epstein School Project,
     RB (A) (B) (C)
     3.000%, 03/09/99                  2,000         2,000
   Fulton County, Industrial
     Development Authority,
     Holy Innocents School
     Project, RB (A) (B) (C)
     3.000%, 03/09/99                  2,500         2,500
   Fulton County, Industrial
     Development Authority,
     Morehouse School of Medicine
     Project, RB (A) (B) (C)
     3.000%, 03/09/99                  2,400         2,400

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1999 (UNAUDITED)


Institutional Tax Free Fund--Continued
--------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Fulton County, Industrial
     Development Authority,
     Woodward Academy Income
     Project, RB (A) (B) (C)
     3.000%, 03/09/99                $10,000      $ 10,000
   Georgia State, Municipal Gas
     Authority, Portfolio II
     Project, Ser C, RB (A) (B) (C)
     2.950%, 03/09/99                 10,600        10,600
   Greystone Tax Exempt Certificate
     Trust Authority, Senior
     Certificate of Beneficial
     Ownership Project, RB (A) (B) (C)
     2.940%, 03/09/99                    474           474
   Gwinnett County, Industrial
     Development Authority, Wesleyan
     School Project, RB (A) (B) (C)
     3.000%, 03/09/99                    700           700
   Macon-Bibb County, Hospital
     Authority Revenue, Anticipation
     Certificates Medical Center
     Control Project, RB (A) (B) (C)
     3.000%, 03/09/99                  4,000         4,000
   Marietta, Housing Finance
     Authority, Multi-Family
     Housing, Falls At Bells Ferry
     Project, RB (A) (B)
     3.200%, 01/15/00                  6,885         6,885
   Marietta, Housing Finance
     Authority, Multi-Family
     Housing, Franklin Walk
     Apartments Project,
     RB (A) (B) (C)
     3.025%, 03/09/99                  3,540         3,540
   Monroe County, Development
     Authority Revenue, Baptist
     Village Income Project,
     RB (A) (B) (C)
     3.000%, 03/09/99                  1,200         1,200
   Roswell, Multi-Family Housing
     Revenue, Belcourt Limited
     Project, RB (A) (B) (C)
     2.450%, 03/09/99                  9,000         9,000
   Savannah, Multi-Family Housing
     Authority Revenue, Somerset
     Place Project,
     Ser A, RB (A) (B) (C)
     3.000%, 03/09/99                  4,500         4,500
   Thomasville, Hospital Revenue
     Authority, J.D. Archbold Project,
     RB (A) (B) (C)
     3.000%, 03/09/99                  2,700         2,700
                                                  --------
                                                   101,579
                                                  --------
--------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
HAWAII -- 0.1%
   Hawaii State, Department of Budget
     & Finance Authority, Kuakini
     Medical Center Project,
     RB (A) (B) (C)
     2.900%, 03/09/99                 $  800       $   800
                                                   -------
IDAHO -- 1.2%
   Boise State, University Revenue
     Authority, Engineering
     Technology Project, RB (A) (B)(C)
     3.150%, 03/09/99                  3,500         3,500
   Twin Falls, Urban Renewal Agency
     Tax Increment Authority,
     Allocation Project,
     Ser A, RB (A) (B) (C)
     3.120%, 03/09/99                  7,675         7,675
   University of Idaho, Elmwood
     Apartments Acquisition
     Project, RB
     3.450%, 05/15/99                  1,350         1,350
                                                   -------
                                                    12,525
                                                   -------
ILLINOIS -- 11.5%
   Cook County, Community
     Consolidated School District
     No. 21, TAW
     3.625%, 11/01/99                  6,000         6,000
   Development Finance Authority,
     Rest Haven Illinan Project,
     RB (A) (B) (C)
     2.950%, 03/09/99                  2,000         2,000
   Finance Revenue Authority, Casa
     Central Padres Project,
     RB (A) (B) (C)
     2.950%, 03/09/99                  3,000         3,000
   Greystone Tax Exempt Certificate
     Trust Authority, Senior Certificate
     of Beneficial Ownership Project,
     RB(A)(B)(C)
     2.940%, 03/09/99                  5,046         5,046
   Health Facilities Authority
     Revenue, Advocate Healthcare
     Network, Ser B, RB (A) (B)
     3.050%, 03/09/99                 32,400        32,400
   Illinois State, Development
     Finance Authority Revenue,
     American Youth Hostels
     Project, RB (A) (B) (C)
     2.950%, 03/09/99                  3,750         3,750
   Illinois State, Educational
     Facilities Revenue Authority,
     Art Institute of Chicago
     Project, RB (A) (B) (C)
     2.900%, 03/09/99                  2,500         2,500


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
22

--------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Illinois State, Health Facilities
     Authority Revenue, Lifelink
     Corporation Project,
     Ser A, RB (A) (B) (C)
     3.000%, 03/09/99                $ 6,000       $ 6,000
   Kane County, First Preserve
     District, GO
     Pre-Refunded @ 100 (D)
     6.625%, 12/01/99                  1,650         1,692
   Kane County, School District
     No. 131 Aurora
     East Side, TAW
     3.875%, 09/30/99                  4,100         4,112
   Kendall & Kane Counties,
     Community Unit School District
     No. 115 York Village, TAW
     3.800%, 01/13/00                  1,000         1,003
   Lake County, Adlai E. Stevenson
     High School District
     No. 125, GO
     4.550%, 01/01/00                  1,000         1,011
   Metropolitan Pier & Exposition
     Authority, Dedicated State
     Tax Revenue, RB
     5.200%, 06/15/99                  1,450         1,458
   Northwest Mutual Life Tax-Exempt
     Mortgage Trust, RB(A)(B)(C)
     4.500%, 08/15/99                    177           177
   Northwest Suburban, Municipal
     Joint Action Water Agency,
     Water Supply System, RB, MBIA
     4.100%, 05/01/99                  1,000         1,002
   Orland Hills Mortgage Authority,
     Multi-Family Housing,
     Ser 88-A, RB (A) (B) (C)
     2.950%, 03/09/99                  2,000         2,000
   Paxton, Industrial Development
     Authority, Merck & Aircoil
     Project, RB (A) (B)
     3.400%, 03/09/99                    900           900
   Rural Board Banking Authority,
     Public Projects, Construction
     Notes, RB
     4.500%, 03/15/99                 13,000        13,004
   Saint Clair, Industrial Building
     Authority, Winchester
     Apartments Project, Ser 94,
     RB (A) (B)
     3.100%, 03/09/99                  8,000         8,000
   Schaumburg, Ser A, GO (A) (B) (C)
     2.900%, 03/09/99                  2,800         2,800
   Springfield, Multi-Family Housing
     Authority, Oak Center Limited
     Project, RB (A) (B)
     3.150%, 03/09/99                  4,900         4,900
--------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Streamwood Village, Industrial
     Development Revenue,
     Authority Poplar Creek Project,
     RB (A) (B) (C)
     3.400%, 04/01/99                $ 4,000      $  4,000
   Winnebago & Boone Counties,
     School District No. 205, TAW
     5.400%, 10/29/99                 12,000        12,069
                                                  --------
                                                   118,824
                                                  --------
INDIANA -- 6.9%
   Bartholomew County,
     Consolidated School
     Corporation, TAW
     3.300%, 06/30/99                  3,287         3,288
     3.430%, 12/31/99                  5,560         5,564
   Benton, Community School
     Corporation, TAW
     3.500%, 12/31/99                  3,645         3,648
   Duneland, Chesterton School
     Corporation, TAW
     3.400%, 12/31/99                  4,000         4,003
   East Porter County, School
     Authority, TAW
     3.750%, 12/31/99                  1,400         1,405
   Fort Wayne, Industrial Economic
     Development Authority,
     Avery International Project,
     RB (A) (B) (C)
     2.875%, 03/09/99                  3,100         3,100
   Fort Wayne, Ser 83, RB (A) (B) (C)
     2.915%, 03/09/99                    650           650
   Gaf Tax Exempt Bond Grantor
     Trust, Ser A, RB (A) (B) (C)
     4.000%, 03/09/99                  2,520         2,520
   Greystone Tax Exempt Certificate
     Trust Authority, Senior Certificate
     of Beneficial Ownership Project,
     RB (A)(B)(C)
     2.940%, 03/09/99                  5,315         5,315
   Highland, School Township, TAW
     3.500%, 12/31/99                  2,700         2,703
   Indiana State, Health Facilities
     Financing Authority,
     Hartsfield Village Project,
     Ser B, RB (A) (B) (C)
     3.000%, 03/09/99                  5,000         5,000
   Lake Central, School
     Authority, TAW
     3.300%, 06/30/99                  2,500         2,500
   Michigan City, Economic
     Development Authority,
     Marley Company
     Project, RB (A) (B) (C)
     2.875%, 03/09/99                  1,225         1,225

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1999 (UNAUDITED)


Institutional Tax Free Fund--Continued
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Michigan City, Economic
     Development, Marley Company
     Project, Ser 84, RB (A) (B) (C)
     2.875%, 03/09/99                $ 1,525       $ 1,525
   Michigan City, Area Schools, TAW
     3.380%, 12/31/99                  2,800         2,801
   Northwest Mutual Life Tax-Exempt
     Mortgage Trust, RB(A)(B)(C)
     4.500%, 08/15/99                     20            20
   Plymouth, Community School
     Corporation, TAW
     3.600%, 12/30/99                  1,766         1,770
   Portage Township, School
     District, TAW
     3.875%, 12/31/99                  2,250         2,260
   Residential Apartments,
     Portfolio Certificate Trust 1996,
     Ser A, RB (A) (B) (C)
     3.150%, 03/09/99                 12,000        12,000
   Southwest Allen County,
     Metropolitan School District, TAW
     3.500%, 12/31/99                  5,000         5,006
   St. Joseph County, Industrial
     Economic Development,
     South Bend Medical Center
     Project, RB (A) (B) (C)
     3.000%, 03/09/99                  3,200         3,200
   West Lafayette, Community
     School, TAW
     3.500%, 12/31/99                  1,800         1,801
                                                   -------
                                                    71,304
                                                   -------
IOWA -- 1.8%
   Ceder Rapids, Pollution Control
     Authority, Electric and Power
     Project, RB (A) (B)
     2.950%, 03/09/99                  1,300         1,300
   Chillicothe, Pollution Control
     Authority, Gas and Electric
     Project, RB (A) (B)
     2.950%, 03/09/99                  2,000         2,000
   Financial Revenue Authority,
     Burlington Medical Center
     Project, RB (A) (B)
     3.000%, 03/09/99                  7,600         7,600
   Higher Education Authority,
     St. Ambrose University
     Project, RB (A) (B)(C)
     3.000%, 03/09/99                  1,075         1,075
   Housing Healthcare Revenue
     Authority, Wesley Retirement
     Services Project, RB (A) (B) (C)
     3.000%, 03/09/99                  1,155         1,155
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Iowa State, Higher Education Loan
     Authority Revenue, Education
     Loan Private College Facilities
     Project, RB, MBIA (A) (B) (C)
     3.050%, 03/09/99                $ 2,000       $ 2,000
   Iowa State, Student Loan Liquidity
     Revenue, Ser C, RB, AMBAC
     6.500%, 12/01/99                  3,000         3,074
                                                   -------
                                                    18,204
                                                   -------
KANSAS -- 0.3%
   Derby, Waterworks Utility Systems
      Revenue, Ser 1, RB (B)
     4.500%, 01/15/00                  1,000         1,002
   Greystone Tax Exempt Certificate
     Trust Authority, Senior Certificate
     of Beneficial Ownership Project,
     RB(A)(B)(C)
     2.940%, 03/09/99                     55            55
   Wichita, Pollution Control,
     CIC Industries Incorporated,
     RB (A) (B) (C)
     3.125%, 03/09/99                  1,590         1,590
                                                    ------
                                                     2,647
                                                    ------
KENTUCKY -- 2.4%
   Covington, Industrial Building
     Revenue, Atkins & Pearce
     Incorporated, Ser 95,
     RB (A) (B) (C)
     2.950%, 03/09/99                  1,850         1,850
   Georgetown, Educational
     Institution Improvement,
     Georgetown College Project,
     RB (A) (B) (C)
     3.000%, 03/09/99                  1,000         1,000
   Kentucky State, TRAN
     3.660%, 06/30/99                 19,999        19,999
   Newport City, Multi-Family
     Housing Revenue, RB (A) (B)
     3.900%, 06/01/99                  1,670         1,670
                                                   -------
                                                    24,519
                                                   -------
LOUISIANA -- 0.7%
   Calcasieu Parish, Sales Tax District
     No. 4-A, GO (A) (B) (C)
     2.900%, 03/09/99                  3,770         3,770
   Greystone Tax Exempt Certificate
     Trust Authority, Senior Certificate
     of Beneficial Ownership Project,
     RB(A)(B)(C)
     2.940%, 03/09/99                  3,095         3,095
                                                   -------
                                                     6,865
                                                   -------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
24

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
MAINE -- 0.1%
   Portland, Industrial Development
     Authority, W.W. Grainger Project,
     Ser 85, RB (A) (B)
     3.150%, 03/09/99                $ 1,315       $ 1,315
                                                   -------
MARYLAND -- 3.9%
   Annapolis Forest Gemini Facilities,
     RB (A) (B) (C)
     3.100%, 03/01/99                  2,300         2,300
   Anne Arundel County, Pollution
     Control Revenue Authority,
     Baltimore Gas & Electric Project,
     Ser 84, RB (A) (B)
     3.650%, 07/01/99                  2,500         2,500
   Frederick, GO (A) (B) (C)
     3.000%, 03/09/99                  6,500         6,500
   Greystone Tax Exempt Certificate
     Trust Authority, Senior Certificate
     of Beneficial Ownership Project,
     RB(A)(B)(C)
     2.940%, 03/09/99                  3,196         3,196
   Health & Higher Education
     Facilities Authority, Kennedy
     Krieger, RB (A) (B) (C)
     3.000%, 03/09/99                  2,000         2,000
   Howard County, Multi-Family
     Housing Authority, Sherwood
     Crossing Project, RB (A) (B) (C)
     3.850%, 06/01/99                  3,300         3,300
   Hyattsville, Industrial Development
     Authority, Safeway Incorporated
     Project, RB (A) (B) (C)
     3.050%, 06/01/99                  2,170         2,170
   Maryland State, Health & Higher
     Education Facilities Authority,
     Pooled Loan Program,
     Ser B, RB (A) (B) (C)
     2.950%, 03/09/99                 18,000        18,000
                                                   -------
                                                    39,966
                                                   -------
MASSACHUSETTS -- 0.5%
   Massachusetts State, Development
     Finance Agency Revenue,
     Scandinavian Living Center
     Project, RB (A) (B) (C)
     3.100%, 03/09/99                  4,100         4,100
   New England, Education Loan
     Marketing Corporation, Student
     Loan Project, Ser E, RB (C)
     5.000%, 07/01/99                  1,000         1,006
                                                   -------
                                                     5,106
                                                   -------
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
MICHIGAN -- 1.4%
   Birmingham, Economic
     Development Corporation,
     Brown Street Project,
     Ser 83, RB (A) (B) (C)
     3.125%, 03/09/99                $ 1,140       $ 1,140
   Farmington Hills, Economic
     Development Authority,
     Brookfield Building Association
     Project, RB (A) (B) (C)
     3.100%, 03/09/99                  1,990         1,990
   Job Development Authority,
     RB (A) (B) (C)
     2.850%, 03/01/99                  2,400         2,400
   McDonald Tax-Exempt Mortgage
     Trust #1, RB(A)(B)(C)
     4.100%, 04/15/99                    331           331
   Michigan City, Area Schools, TAW
     3.380%, 06/30/99                  2,800         2,801
   Monroe County, Intermediate
     School District, Special
     Education State Aid, TAN
     3.500%, 04/01/99                  2,000         2,000
   Northville Township, Economic
     Development Authority,
     Thrifty Northville Project,
     RB (A) (B) (C)
     3.025%, 03/09/99                  1,500         1,500
   Northwest Mutual Life
     Tax-Exempt Mortgage Trust,
     RB (A) (B) (C)
     4.550%, 03/15/99                     49            49
   Plymouth Township, Economic
     Development Revenue,
     Key International Project,
     RB (A) (B) (C)
     2.850%, 03/09/99                  2,500         2,500
                                                   -------
                                                    14,711
                                                   -------
MINNESOTA -- 1.2%
   Bloomington Commercial
     Development, ATS II Project,
     RB (A) (B) (C)
     3.410%, 03/09/99                  3,730         3,730
   Brooklyn, Center Development
     Project, Brookdale Office Park,
     Ser 84, RB (A) (B) (C)
     3.060%, 03/09/99                  2,860         2,860
   Maple Grove, Multi-Family
     Revenue Authority, Housing
     Project, Ser B, RB (A) (B) (C)
     2.850%, 03/01/99                  2,200         2,200

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1999 (UNAUDITED)


Institutional Tax Free Fund--Continued
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Plymouth, Industrial Development
     Revenue, Banner Engineering
     Project, RB (A) (B) (C)
     3.050%, 03/09/99                $ 1,800       $ 1,800
   Roseville, Multi-Family Housing
     Revenue, Rosepointe II Project,
     RB (A) (B) (C)
     3.060%, 03/09/99                  1,510         1,510
   Saint Paul, Housing &
     Redevelopment Authority,
     Lutheran Social Service Project,
     RB (A) (B) (C)
     3.050%, 03/09/99                    625           625
                                                   -------
                                                    12,725
                                                   -------
MISSISSIPPI -- 1.0%
   Desoto County, Industrial
     Development Authority,
     American Soap Company Project,
     RB (A) (B) (C)
     4.570%, 03/09/99                    900           900
   Flowood, Multi-Family Housing
     Revenue, Reflection Pointe
     Project, RB (A) (B) (C)
     3.050%, 03/09/99                  5,880         5,880
   Mississippi, Development Bank,
     Special Obligation Municipal
     Facilities Authority, Mississippi
     Natural Gas Project, RB, MBIA
     4.000%, 01/01/00                  1,415         1,425
   Prentiss County, Industry
     Development Authority,
     Heidelberg Eastern Project,
     Ser A, RB (A) (B) (C)
     3.200%, 03/09/99                  2,500         2,500
                                                   -------
                                                    10,705
                                                   -------
MISSOURI -- 4.6%
   Clayton, Industrial Development
     Authority, Bailey Court Project,
     RB (A) (B) (C)
     3.275%, 03/09/99                  2,900         2,900
   Howell County, Industrial
     Development Authority,
     Safeway Incorporated Project,
     RB (A) (B) (C)
     3.000%, 08/02/99                  3,315         3,315
   Macon City, Industrial Development
     Authority, Healthcare Realty
     Macon Project, RB (A) (B) (C)
     2.950%, 03/01/99                  2,140         2,140
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Missouri State, Health &
     Education Facilities Authority,
     Saint Francis Medical Center
     Project, Ser A, RB (A) (B) (C)
     3.350%, 03/01/99                $ 8,190       $ 8,190
   Osage Beach, Industrial
     Development Authority,
     Healthcare Realty Project,
     RB (A) (B) (C)
     2.950%, 03/01/99                  2,065         2,065
   Saint Charles County,
     Industrial Development
     Authority, Sun River Village
     Project, RB (A) (B) (C)
     3.020%, 03/09/99                 11,300        11,300
   Saint Louis County, Industrial
     Development Authority,
     Schnuck Markets Kirkwood
     Incorporated, RB (A) (B) (C)
     2.875%, 03/09/99                  4,350         4,350
   Saint Louis, Grantor Trust,
     Ser 96-A, COP (A) (B) (C)
     3.100%, 03/09/99                 13,370        13,370
                                                   -------
                                                    47,630
                                                   -------
MONTANA -- 0.2%
   Great Falls, Industrial
     Development Authority,
     Safeway Project, RB (A) (B) (C)
     3.050%, 06/01/99                  1,955         1,955
                                                   -------
NEBRASKA -- 0.0%
   Northwest Mutual Life
     Tax-Exempt Mortgage Trust,
     RB (A) (B) (C)
     4.500, 08/15/99                      16            16
                                                   -------
NEVADA -- 1.4%
   Clark County, Airport
     Improvement Authority,
     Ser A, RB, MBIA (A) (B)
     2.950%, 03/09/99                 13,400        13,400
   Reno, Hospital Revenue,
     Saint Mary's Hospital Income
     Project, Ser C, RB
     Pre-Refunded @ 102 (D)
     7.750%, 01/01/00                  1,000         1,053
                                                   -------
                                                    14,453
                                                   -------
NEW HAMPSHIRE -- 0.7%
   Education & Health Facilities
     Authority, Dartmouth Education
     Loan Project, RB (A) (B)
     3.950%, 06/09/99                  3,850         3,850


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
26

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   State Business Financial Authority,
     Foundation for Seacoast Health
     Project, Ser A, RB (A) (B) (C)
     3.000%, 03/09/99                $ 3,155       $ 3,155
                                                   -------
                                                     7,005
                                                   -------
NEW JERSEY -- 0.2%
   Industrial & Economic
     Development Authority,
     Dates-Tru Project, RB (A) (B)
     3.100%, 03/09/99                  2,000         2,000
   Northwest Mutual Life,
     Tax Exempt Mortgage Trust,
     RB (A) (B) (C)
     4.500%, 08/15/99                     89            89
                                                   -------
                                                     2,089
                                                   -------
NEW MEXICO -- 0.4%
   Albuquerque, Industrial
     Development Authority,
     Plastech Corporation Project,
     Ser B, RB (A) (B) (C)
     3.050%, 03/09/99                  1,455         1,455
   Albuquerque, Metropolitan
     Redevelopment Authority,
     Springer Square Project,
     RB (A) (B) (C)
     3.400%, 03/09/99                  3,000         3,000
                                                   -------
                                                     4,455
                                                   -------
NEW YORK -- 1.7%
   Letchworthy, Central School
     District Gainesville, BAN
     3.500%, 01/14/00                  2,000         2,002
   Monroe County, Industrial
     Development Agency Revenue,
     Collegiate Housing Foundation
     Project, Ser A, RB (A) (B) (C)
     2.850%, 03/09/99                  2,000         2,000
   Monroe County, Industrial
     Development Authority,
     Rochester District Project,
     RB (A) (B) (C)
     2.750%, 03/09/99                  1,500         1,500
   New York City, Housing
     Development Corporation
     Multi-Family Housing Revenue,
     Ser A, RB
     4.400%, 11/01/99                  1,500         1,511
   New York State, Dormitory
     Authority Revenue,
     City University System,
     Ser A, RB, FGIC
     7.450%, 07/01/99                  1,200         1,217
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   New York State, Dormitory
     Authority Revenue,
     Terence Cardinal Cooke Health
     Project, RB (C)
     4.000%, 07/01/99                $ 1,425       $ 1,429
   New York State, Medical Care
     Facilities Finance Agency
     Revenue Refunding Mental
     Health Services, Ser F, RB
     4.600%, 08/15/99                  1,700         1,711
   North Hempstead, BAN
     4.000%, 07/29/99                  6,122         6,126
                                                   -------
                                                    17,496
                                                   -------
NORTH CAROLINA -- 1.5%
   Beaufort Industrial Facility,
     Pollution Control Revenue
     Project, Texas Gulf Corporation,
     RB (A) (B) (C)
     2.850%, 03/09/99                  1,025         1,025
   Charlotte-Mecklenberg, Hospital
     Authority, Healthcare System
     Revenue, Ser D, RB (A) (B) (C)
     2.950%, 03/09/99                  3,000         3,000
   North Carolina, Medical Care
     Community Hospital Revenue,
     Pooled Equipment Financing
     Project, RB, MBIA (A) (B) (C)
     2.900%, 03/09/99                 11,700        11,700
                                                   -------
                                                    15,725
                                                   -------
NORTH DAKOTA -- 0.1%
   Fargo Kelly Inn, Fargo Project,
     Ser 93, RB (A) (B) (C)
     3.050%, 03/09/99                  1,120         1,120
                                                   -------
OHIO -- 3.3%
   Clermont County, Hospital
     Facilities Revenue, Mercy Health
     Project, Ser A, RB, AMBAC
     Pre-Refunded @ 102, (D)
     7.500%, 09/01/19                  1,000         1,042
   Franklin County, Industrial
     Development Authority,
     Leveque & Associates Project,
     RB (A) (B) (C)
     3.000%, 06/01/99                  1,325         1,325
   Greystone Tax Exempt Certificate
     Trust Authority, Senior
     Certificate of Beneficial
     Ownership Project,
     Ser 2, RB (A) (B) (C)
     3.090%, 03/09/99                  5,361         5,361

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1999 (UNAUDITED)


Institutional Tax Free Fund--Continued
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Highland County, Industrial
     Development Authority, Lancaster
     Colony Corporation Project,
     RB (A) (B) (C)
     3.650%, 03/01/99                $ 1,500       $ 1,500
   Lorain County, Independent
     Living Facilities Revenue,
     Elyria Methodist Project,
     Ser A, RB (A) (B) (C)
     3.000%, 03/09/99                  5,700         5,700
   Lorain County, Living &
     Hospital Facilities,
     United Methodist Village Project,
     Ser 1996B, RB (A) (B) (C)
     3.000%, 03/09/99                  7,045         7,045
   Marion County, Hospital Revenue,
     Pooled Lease Program, Ser 91,
     RB (A) (B) (C)
     3.000%, 03/09/99                  2,915         2,915
   McDonald Tax-Exempt
     Mortgage Trust #1, RB (A) (B) (C)
     4.100%, 04/15/99                  1,547         1,547
   Scioto County, Healthcare
     Facilities, Hill View Retirement,
     RB (A) (B) (C)
     3.800%, 06/01/99                  1,760         1,760
   Southwest, Regional Water
     District, BAN
     4.100%, 08/19/99                  3,000         3,004
   Stark County, Healthcare
     Facilities, Canton Christian
     Home Project, Ser 90,
     RB (A) (B) (C)
     3.650%, 03/01/99                  1,260         1,260
   Stark County, Healthcare Facility,
     Christian Home, RB (A) (B) (C)
     3.650%, 03/15/99                  1,500         1,500
   Trumbull County, Industrial
     Development Authority, Howland
     Association Project,
     RB (A) (B) (C)
     2.950%, 03/09/99                    410           410
                                                   -------
                                                    34,369
                                                   -------
OKLAHOMA -- 3.5%
   Claremore, Industrial &
     Redevelopment Authority,
     Worthington Cylinder Project,
     RB (A) (B) (C)
     3.000%, 03/09/99                  1,100         1,100
   Oklahoma State, Industrial
     Development Authority,
     Baptist Medical Center Project,
     Ser B, RB (A) (B)
     2.950%, 03/09/99                 24,000        24,000
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Tulsa City, Industrial Development
     Authority, Healthcare,
     Laureate Psychiatric Project,
     RB (A) (B) (C)
     3.200%, 06/15/99                $ 8,500       $ 8,500
   Tulsa Parking Authority,
     Refunding First Mortgage
     Williams Project 84, Ser A,
     RB (A) (B) (C)
     3.150%, 05/15/99                  2,735         2,735
                                                   -------
                                                    36,335
                                                   -------
OREGON -- 0.1%
   Lane County, Industrial
     Development Authority,
     Weyerhaeuser Project, RB (A) (B)
     2.900%, 03/09/99                  1,000         1,000
                                                   -------
PENNSYLVANIA -- 6.8%
   Berks County, Industrial
     Development Authority,
     Rilsan Industrial Project,
     RB (A) (B) (C)
     2.875%, 03/09/99                  1,950         1,950
   Clarion County, Industrial
     Development Authority,
     Meritcare Project, Ser A,
     RB (A) (B) (C)
     3.000%, 03/09/99                  2,100         2,100
   Dauphin County, General
     Authority, All Health Pooled
     Financing Project, Ser A, RB,
     FSA (A) (B)
     3.000%, 03/09/99                  7,500         7,500
   East Hempfield Township,
     Industrial Revenue Authority,
     Mennonite Home Project,
     RB (A) (B) (C)
     3.020%, 03/09/99                  2,500         2,500
   Greystone Tax Exempt Certificate
     Trust Authority, Senior Certificate
     of Beneficial Ownership Project,
     RB (A)(B)(C)
     2.940%, 03/09/99                  2,355         2,355
   Lancaster County, Higher
     Education Authority,
     Franklin & Marshall College
     Project, RB (A) (B) (C)
     3.020%, 03/09/99                  3,920         3,920
   McCandless, Industrial
     Development Authority,
     Bradford Foundation Project,
     Ser A, RB (A) (B) (C)
     3.000%, 03/09/99                  1,730         1,730


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
28

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   McDonald Tax-Exempt Mortgage
     Trust #1, RB (A) (B) (C)
     4.100%, 04/15/99                 $  331        $  331
   Montgomery County, Higher
     Education & Health Authority,
     William Penn Charter School
     Project, RB (A) (B) (C)
     3.000%, 03/09/99                  2,700         2,700
   North Cumberland County,
     Industrial Development
     Authority, RB (A) (B)
     3.150%, 03/01/99                    400           400
   North Cumberland County,
     Industrial Development
     Authority, Atlas Development
     Project, RB (A) (B) (C)
     3.000%, 03/09/99                  1,020         1,020
   Northwest Mutual Life
     Tax-Exempt Mortgage Trust,
     RB (A) (B) (C)
     4.500%, 08/15/99                     36            36
   Pennsylvania State, Economic
     Development Financing
     Authority, Montessori Academy
     Project, Ser C, RB (A) (B)(C)
     3.000%, 03/09/99                    800           800
   Philadelphia, Industrial
     Development Authority,
     Inglis House Project,
     RB (A) (B) (C)
     3.580%, 03/01/99                 26,000        26,000
   Washington County, Industrial
     Development Authority
     Revenue, Wetterau Finance
     Company Project, RB (A) (B) (C)
     3.000%, 03/01/99                    400           400
   William Penn, School District
     Authority, TRAN
     3.940%, 06/30/99                  2,095         2,096
   York, General Authority Pooled
     Revenue, RB (A) (B) (C)
     2.950%, 03/09/99                  5,350         5,350
   York, General Pooled Financing
     Authority Revenue,
     Sub Ser A, RB, AMBAC (A) (B) (C)
     2.900%, 03/09/99                  9,400         9,400
                                                   -------
                                                    70,588
                                                   -------
RHODE ISLAND -- 0.2%
   Rhode Island, Housing and
     Management Finance
     Corporation, Multi-Family
     Housing Project,
     Ser A, RB, AMBAC
     4.900%, 07/01/99                  2,500         2,513
                                                   -------
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
SOUTH CAROLINA -- 3.0%
   Charleston Center Tax Exempt
     Bond Grantor Trust #1,
     RB (A) (B) (C)
     3.800%, 08/01/99                $ 7,262       $ 7,263
   Charleston Center Tax Exempt
     Bond Grantor Trust #2,
     RB (A) (B) (C)
     3.100%, 05/01/99                  4,000         4,000
   Charleston Center Tax-Exempt
     Bond Grantor Trust #4,
     RB (A) (B) (C)
     3.000%, 06/01/99                  7,267         7,268
   Charleston Center Tax Exempt
     Bond Grantor Trust #5,
     RB (A) (B) (C)
     3.700%, 03/01/99                  4,035         4,035
   Educational Facilities Authority,
     Morris College Project,
     RB (A) (B) (C)
     3.000%, 03/09/99                  3,000         3,000
   Sumter County, Individual
     Development Authority,
     Bendix Corporation
     Project, RB (A) (B)(C)
     2.875%, 03/09/99                  4,000         4,000
   Walhalla, Revenue Authority,
     Avondale Mills Project,
     RB (A) (B) (C)
     3.000%, 03/09/99                  1,700         1,700
                                                   -------
                                                    31,266
                                                   -------
TENNESSEE -- 4.1%
   Gaf Tax-Exempt Bond Grantor
     Trust, Ser A, RB (A) (B) (C)
     4.000%, 03/09/99                  4,480         4,480
   Greystone Tax Exempt Certificate
     Trust Authority, Senior Certificate
     of Beneficial Ownership Project,
     RB(A)(B)(C)
     2.940%, 03/09/99                  2,975         2,975
   Hamilton County, Industrial
     Development Board Revenue
     Authority, Trade Center Hotel
     Project, Ser A, RB (A) (B) (C)
     3.000%, 03/09/99                  5,547         5,548
   Hamilton County, Industrial
     Development Board Revenue
     Authority, Trade Center Hotel
     Project, Ser B, RB (A) (B) (C)
     3.000%, 03/09/99                  4,852         4,852

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1999 (UNAUDITED)


Institutional Tax Free Fund--Continued
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Jacksonville County, Industrial
     Development Board, Esselte
     Corporation Project, Ser B,
     RB (A) (B) (C)
     3.350%, 03/01/99                $ 3,600       $ 3,600
   Knox County, Industrial
     Development Authority,
     Center Square 11 Limited Project,
     RB (A) (B)
     3.150%, 03/09/99                  5,000         5,000
   Knox County, Industrial
     Development Authority,
     Holiday Inn - Worlds Fair Project,
     RB (A) (B)
     3.150%, 03/09/99                  1,800         1,800
   Memphis, Ser A, GO (A) (B)
     3.050%, 03/09/99                  2,600         2,600
   Nashville & Davidson County,
     Health & Education Facilities
     Authority, Adventist/Sunbelt
     Project, Ser A,
     RB (A) (B)
     3.000%, 03/09/99                  3,395         3,395
   Nashville & Davidson County,
     Metropolitan Government
     Industrial Development Board
     Revenue, Nashville Office
     Building Project, RB (A) (B)
     3.150%, 03/09/99                  4,300         4,300
   Nashville Metropolitan
     Government, Toys "R" Us Project,
     Ser 84, RB (A) (B) (C)
     3.000%, 03/09/99                  1,030         1,030
   Shelby County, Health Education &
     Housing Facilities,
     Saint Peter Villa Project,
     RB (A) (B) (C)
     3.000%, 03/09/99                  3,070         3,070
                                                   -------
                                                    42,650
                                                   -------
TEXAS -- 3.8%
   Austin, Convention Center
     Revenue, Ser B, RB
     Pre-Refunded @ 102 (D)
     8.250%, 11/15/99                  1,750         1,846
   Austin, Ser B, GO
     Pre-Refunded @ 100 (D)
     7.000%, 09/01/99                  2,000         2,038
   Brazo River, Industrial
     Development Authority,
     Hoffman-LaRoche Project, Ser 85,
     RB (A) (B) (C)
     3.025%, 03/09/99                  1,000         1,000
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
-------------------------------------------------------------------------------
   Corpus Christi, Industrial
     Development Authority,
     Air Inventory Project,
     RB (A) (B) (C)
     3.350%, 08/01/99                 $  125        $  125
   Corpus Christi, Industrial
     Development Authority,
     Texas-Air Project, RB (A) (B) (C)
     3.350%, 08/01/99                  4,440         4,440
   Harris County, Multi-Family
     Housing, Glenhollow Project,
     RB (A) (B) (C)
     3.275%, 03/09/99                  1,600         1,600
   Harris County, Multi-Family
     Housing, Greenhouse Project,
     RB (A) (B) (C)
     3.275%, 03/09/99                  1,985         1,985
   Nacogdocles, Health Finance
     Development Committee,
     South Central Health Services
     Project, RB (A) (B) (C)
     3.000%, 03/09/99                  2,100         2,100
   Red River, Pollution Control
     Authority, Southwestern Public
     Service Project, RB (A) (B) (C)
     2.950%, 03/09/99                  6,600         6,600
   Texas State, GO
     Pre-Refunded @ 100 (D)
     8.300%, 12/01/99                  3,000         3,117
   Texas State, Lower Colorado River
     Authority Revenue,
     Third Supply Series,
     RB, MBIA (A) (B)
     2.950%, 03/09/99                  7,000         7,000
   Trinity River, Industrial
     Development Authority, Trinity
     River Project, RB (A) (B) (C)
     3.025%, 03/09/99                  2,000         2,000
   Waco, Health Facilities
     Development Corporation,
     Charity Obligation Group Project,
     Ser E, RB (A) (B)
     2.950%, 03/09/99                  5,000         5,000
                                                   -------
                                                    38,851
                                                   -------
UTAH -- 0.9%
   Northwest Mutual Life
     Tax-Exempt Mortgage Trust,
     RB (A) (B) (C)
     4.500%, 08/15/99                     42            42
   Sandy City, Industrial
     Development Authority,
     Boyer 106 S Project,
     RB (A) (B) (C)
     3.000%, 03/09/99                  2,565         2,565


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
30

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Sandy City, Industrial
     Development Authority,
     Boyer Alta View Project,
     RB (A) (B) (C)
     3.000%, 03/09/99                $ 1,550       $ 1,550
   West Valley, Industrial
     Development Authority,
     Johnson Matthey Project,
     RB (A) (B) (C)
     3.350%, 03/01/99                  5,100         5,100
                                                   -------
                                                     9,257
                                                   -------
VERMONT -- 0.3%
   Educational & Health Financing
     Authority, Capital Asset
     Financing Program Project,
     Ser 2, RB (A) (B) (C)
     3.000%, 03/09/99                    500           500
   Student Loan Revenue, RB (A) (B) (C)
     2.900%, 03/09/99                  2,050         2,050
                                                   -------
                                                     2,550
                                                   -------
VIRGINIA -- 1.5%
   Greystone Tax Exempt Certificate
     Trust Authority, Senior Certificate
     of Beneficial Ownership Project,
     RB(A)(B)(C)
     2.940%, 03/09/99                  1,845         1,845
   Harrisonburg, Multi-Family Housing,
     Rolling Brook Village Apartment,
     RB (A) (B) (C)
     3.200%, 08/01/99                  7,000         7,000
   Norfolk, Industrial Development
     Authority, Toys "R" Us Project,
     Ser 1984, RB (A) (B) (C)
     2.875%, 03/09/99                  1,425         1,425
   Northwest Mutual Life Tax-Exempt
     Mortgage Trust, RB(A)(B)(C)
     4.500%, 08/15/99                     28            28
   Roanoke, Industrial Development
     Hospital Authority Revenue,
     Roanoke Memorial Hospitals
     Project, Ser C, RB (A) (B) (C)
     2.850%, 03/09/99                  2,000         2,000
   Winchester, Industrial
     Development Hospital Authority
     Revenue, Winchester Medical
     Center Project, RB, AMBAC
     Pre-Refunded @ 102 (D)
     7.250%, 01/01/00                  3,450         3,635
                                                   -------
                                                    15,933
                                                   -------
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
WASHINGTON -- 1.0%
   Chelan County, Public Utility
     District No. 001 Consolidated
     Revenue, Chelan Hydro Project,
     Ser C, RB
     4.500%, 07/01/99                $ 3,240       $ 3,257
   Kent, Economic Development
     Revenue, Northwest Aluminum
     Products, RB (A) (B) (C)
     3.100%, 03/09/99                  1,400         1,400
   Non-Profit Housing Finance
     Authority, Emerald Heights
     Project, RB (A) (B) (C)
     3.250%, 03/01/99                  1,000         1,000
   Washington State, Healthcare
     Facilities Authority Revenue,
     Sisters of Providence Project, RB
     Pre-Refunded @ 102 (D)
     7.875%, 10/01/99                  1,650         1,724
   Washington State, Housing Finance
     Community Non-Profit Housing
     Authority Revenue,
     Panorama City Project,
     RB (A) (B) (C)
     3.300%, 03/01/99                    400           400
   Washington State, Public Power
     Supply System, Nuclear Project
     No. 1, Ser A, RB
     Pre-Refunded @ 102 (D)
     7.500%, 07/01/99                  2,000         2,067
                                                   -------
                                                     9,848
                                                   -------
WEST VIRGINIA -- 1.8%
   Charleston, Building Common
     Parking Facility Authority,
     Charlestown Town Center,
     Ser A, RB (A) (B) (C)
     3.050%, 03/09/99                 12,525        12,525
   Parkersburg, Industrial
     Development Authority,
     B-H Associates Project,
     RB (A) (B) (C)
     3.275%, 03/09/99                  3,500         3,500
   Putnam County, Industrial
     Development Authority,
     Bond for FMC Corporation
     Project, RB (A) (B) (C)
     2.900%, 03/09/99                  2,400         2,400
                                                   -------
                                                    18,425
                                                   -------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1999 (UNAUDITED)


Institutional Tax Free Fund--Concluded
--------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
WISCONSIN -- 2.4%
   Altoona, School District, TRAN
     3.600%, 10/29/99                $ 1,000       $ 1,001
   Augusta, Industrial Development
     Authority, Ball Corporation
     Project, RB (A) (B) (C)
     3.000%, 03/09/99                  2,650         2,650
   Beaver Dam Unified School
     District Authority, TRAN
     3.800%, 08/24/99                  3,000         3,001
   Genoa City, Joint School District,
     BAN
     3.720%, 10/15/99                  5,000         5,003
   Monroe County, School District,
     TRAN
     3.790%, 10/15/99                  3,000         3,001
   New Lisbon, School District,
     TRAN
     3.830%, 08/25/99                  1,100         1,101
   Northwest Mutual Life Tax-Exempt
     Mortgage Trust, RB (A) (B) (C)
     4.500%, 08/01/99                     43            43
   Omro, School District, TRAN
     3.570%, 09/30/99                  1,300         1,301
   Shawano-Gresham, School District,
     TRAN
     3.500%, 08/31/99                  2,000         2,001
   Village of Menomonee, Industrial
     Development Authority, Maysteel
     Corporation Project, RB (A) (B) (C)
     3.020%, 03/09/99                  3,000         3,000
   West de Pere, School District, TRAN
     4.000%, 10/01/99                  2,900         2,905
                                                  --------
                                                    25,007
                                                  --------
WYOMING -- 0.7%
   Cheyenne County, Revenue
     Refunding, Holiday Inn Project,
     RB (A) (B) (C)
     3.550%, 04/01/99                  1,185         1,185
   Evanston, Industrial Development
     Revenue, Safeway Incorporated
     Project, RB (A) (B) (C)
     3.050%, 06/01/99                  3,700         3,700
   Northwest Mutual Life, Tax-Exempt
     Mortgage Trust, RB(A)(B)(C)
     4.500%, 08/15/99                     31            31
   Wyoming State, Student Loan
     Corporation Revenue, RB
     6.250%, 12/01/99                  2,500         2,552
                                                  --------
                                                     7,468
                                                  --------
--------------------------------------------------------------------------------

                                                 VALUE (000)
--------------------------------------------------------------------------------
Total Municipal Bonds
   (Cost $1,056,210)                               $1,056,210
                                                   ----------
Total Investments -- 102.2%
   (Cost $1,056,210)                                1,056,210
                                                   ----------
Other Assets and Liabilities, Net -- (2.2%)           (23,067)
                                                   ----------
NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no
   par value) based on 912,996,551
   outstanding shares of beneficial interest          912,821
Fund Shares of Class B
   (unlimited authorization -- no
   par value) based on 86,891,454
   outstanding shares of beneficial interest           86,891
Fund Shares of Class C
   (unlimited authorization -- no
   par value) based on 33,455,191
   outstanding shares of beneficial interest           33,455
Accumulated net realized loss
   on investments                                         (24)
                                                   ----------
 Total Net Assets -- 100.0%                        $1,033,143
                                                   ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE -- CLASS A                          $1.00
                                                   ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS B                           $1.00
                                                   ==========

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS C                           $1.00
                                                   ==========
AMBAC    AMERICAN BOND MUNICIPAL ASSURANCE COMPANY
BAN      BOND ANTICIPATION NOTE
COP      CERTIFICATE OF PARTICIPATION
FGIC     FINANCIAL GUARANTY INSURANCE COMPANY
FSA      FINANCIAL SECURITY ASSISTANCE
GO       GENERAL OBLIGATION
MBIA     MUNICIPAL BOND INSURANCE ASSOCIATION
RB       REVENUE BOND
SER      SERIES
TAN      TAX ANTICIPATION NOTE
TAW      TAX ANTICIPATION WARRANT
TRAN     TAX & REVENUE ANTICIPATION NOTE
(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON FEBRUARY 28, 1999.
(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE EARLIER OF THE MATURITY DATE OR THE PUT DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.
(D) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
32

--------------------------------------------------------------------------------




Pennsylvania Tax Free Fund
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 105.5%
PENNSYLVANIA -- 105.5%
   Allegheny County, Hospital
     Development Authority,
     Presbyterian University Hospital
     Project, Ser B2, RB (A) (B) (C)
     3.000%, 03/09/99                 $  395        $  395
   Allegheny County, Sanitation &
     Sewer Authority, Ser B, RB, FGIC
     Pre-Refunded @ 100 (D)
     7.250%, 06/01/99                    590           595
   Berks County, Industrial
     Development Authority,
     Rilsan Industrial Project,
     RB (A) (B) (C)
     2.875%, 03/09/99                  1,800         1,800
   Blair County, Hospital Authority,
     Altoona Hospital Project,
     Ser A, RB, AMBAC
     3.750%, 07/01/99                  1,165         1,165
   Bucks County, Industrial
     Development Authority,
     CPC International Incorporated
     Project, Ser 85, RB (A) (B)
     3.640%, 03/09/99                  2,000         2,000
   Butler County, Industrial
     Development Authority,
     Pennzoil Project, RB (A) (B) (C)
     3.250%, 03/09/99                    600           600
   Chartiers Valley, Industrial &
     Commercial Development
     Authority, Parkay Center West
     Project, Ser A, RB (A) (B) (C)
     3.000%, 03/09/99                  1,070         1,070
   Clarion County, Industrial
     Development Authority,
     Meritcare Project,
     Ser A, RB (A) (B) (C)
     3.000%, 03/09/99                    700           700
   Delaware County, Industrial
     Development Authority,
     Henderson/Radnor Joint
     Venture Project, RB (A) (B) (C)
     3.150%, 03/09/99                  1,040         1,040
   Easton, City School District
     Authority, GO (A) (B)
     3.000%, 03/09/99                  1,600         1,600
   Erie County, Higher Educational
     Building Authority, Ser A, RB
     Pre-Refunded @ 102 (D)
     8.500%, 06/01/99                  1,000         1,031
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Erie County, Hospital Authority,
     Union City Memorial Hospital
     Project, RB (A) (B) (C)
     3.000%, 03/09/99                $ 1,400     $   1,400
   Geisinger Authority, Health
     Systems Authority, Ser B, RB
     Pre-Refunded @ 102 (D)
     7.375%, 07/01/99                    830           855
   Gettysburg Area, Industrial
     Development Authority,
     Brethren Home Community
     Project, Ser A, RB, MBIA
     3.850%, 06/01/99                    535           535
   Lancaster County, Higher
     Education Authority, Franklin &
     Marshall College Project,
     RB (A) (B)
     3.020%, 03/09/99                  1,565         1,565
   Lebanon County, Industrial
     Development Authority,
     Aluminum Company of
     America Project, Ser 92,
     RB (A) (B)
     3.150%, 03/09/99                  2,020         2,020
   Lebanon County, Redevelopment
     Authority, First Mortgage
     Cornwall Manor Project, Ser S,
     RB Pre-Refunded @ 102 (D)
     8.625%, 06/01/99                  1,000         1,032
   Lehigh County, Industrial
     Development Authority,
     Pollution Control, Allegheny
     Electric Corporation Project,
     RB (A) (B) (C)
     2.900%, 03/09/99                    100           100
   Lehigh County, Water & Sewer
     Authority, Ser B, FGIC (A) (B) (C)
     2.950%, 03/09/99                    330           330
   Lehigh County, Water Authority,
     RB, FGIC (A) (B)
     2.950%, 03/09/99                    585           585
   Monroe County, GO, FGIC
     3.600%, 10/01/99                    850           850
   Montgomery County, Higher
     Education & Health Facility
     Authority, Higher Education &
     Loan Project, Ser 96-A,
     RB (A) (B) (C)
     2.950%, 03/09/99                    800           800

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1999 (UNAUDITED)



Pennsylvania Tax Free Fund--Concluded
                                        FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Montgomery County, Industrial
     Development Authority,
     Merck Industrial Development
     Project, RB (A) (B)
     3.400%, 03/09/99               $  1,000      $  1,000
   Moon Township, Industrial
     Development Authority,
     Executive Office Association
     Project, RB (A) (B) (C)
     3.000%, 03/09/99                    100           100
   North Cumberland County,
     Merck Corporation,
     Atlas Development Association
     Project, RB (A) (B)
     3.150%, 03/09/99                    900           900
   Pennsylvania State, Higher
     Education Facilities Authority,
     Carnegie Mellon University
     Project, Ser B, RB (A) (B)
     3.250%, 03/01/99                  1,000         1,000
   Pennsylvania State, Higher
     Educational Facilities Authority,
     Chestnut Hill College Financing
     Program, RB (A) (B)
     3.000%, 03/01/99                    500           500
   Pennsylvania State University, RB
     Pre-Refunded @ 102 (D)
     6.750%, 07/01/99                  1,000         1,030
   Pennsylvania State,
     Higher Education Facilities
     Authority, Thomas Jefferson
     University, RB, MBIA
     5.800%, 08/15/99                    600           606
   Pennsylvania State, Public School
     Building Authority, Harrisburg
     Area Community College
     Project, Ser D, RB, MBIA
     6.100%, 04/01/99                    445           446
   Philadelphia, Hospital & Higher
     Education Facilities Authority,
     Children's Hospital Project,
     Ser A, RB (A) (B) (C)
     3.250%, 03/01/99                  1,500         1,500
   Philadelphia, GO, FGIC
     11.500%, 08/01/99                   100           103
   Philadelphia, Housing Authority,
     Inglis Housing Project,
     RB (A) (B)
     3.580%, 03/01/99                  2,000         2,000
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Philadelphia, Industrial
     Development Authority,
     City Line Holiday Inn Project,
     Ser 96, RB (A) (B) (C)
     3.100%, 03/09/99                $ 1,500       $ 1,500
   Philadelphia, Redevelopment
     Authority, Rivers Edge Project,
     RB (A) (B) (C)
     3.250%, 03/09/99                  1,400         1,400
   Pennsylvania State, Higher
     Educational Facilities Authority,
     Pennsylvania College of
     Medicine Project, Ser A, RB
     Pre-Refunded @ 102 (D)
     8.100%, 03/01/99                  1,560         1,576
   Scranton-Lackawana, Health &
     Welfare Authority, University of
     Scranton Project, RB (A) (B) (C)
     3.904%, 05/01/99                    655           655
   Somerset County, Hospital
     Authority, Somerset Community
     Hospital Project, Ser A,
     RB (A) (B) (C)
     3.675%, 03/01/99                  1,300         1,300
   Union County, Hospital Authority
     Revenue, United Care Methodist
     Continuing Care Services Project,
     RB (A) (B) (C)
     3.000%, 03/09/99                  1,300         1,300
   West Norriton Township, TAN
     3.400%, 12/31/99                    650           650
   Westmoreland County, Industrial
     Development Authority,
     Kinder Care Project,
     Ser D, RB (A) (B) (C)
     3.100%, 03/09/99                    755           755
   William Penn, School District
     Authority, TRAN
     3.940%, 06/30/99                  1,000         1,000
   Wissahickon, School District, GO
     4.500%, 05/15/99                  1,250         1,252
                                                   -------
Total Municipal Bonds
   (Cost $42,641)                                   42,641
                                                   -------
Total Investments -- 105.5%
   (Cost $42,641)                                   42,641
                                                   -------
Other Assets and Liabilities, Net -- (5.5%)         (2,230)
                                                   -------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
34

--------------------------------------------------------------------------------
                                        FACE        MARKET
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A
   (unlimited authorization --  no
   par value) based on 40,432,788
   outstanding shares of beneficial interest        $ 40,431
Accumulated net realized loss
   on investments                                        (20)
                                                    --------
 Total Net Assets -- 100.0%                         $ 40,411
                                                    ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                          $1.00
                                                    ========

AMBAC    AMERICAN BOND MUNICIPAL ASSURANCE COMPANY
FGIC     FINANCIAL GUARANTY INSURANCE COMPANY
GO       GENERAL OBLIGATION
MBIA     MUNICIPAL BOND INSURANCE ASSOCIATION
RB       REVENUE BOND
SER      SERIES
TAN      TAX ANTICIPATION NOTE
TRAN     TAX & REVENUE ANTICIPATION NOTE
(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON FEBRUARY 28, 1999.
(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE EARLIER OF THE MATURITY DATE OR THE PUT DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT
    FROM A MAJOR BANK OR FINANCIAL INSTITUTION.
(D) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.


Intermediate-Term
Municipal Fund

MUNICIPAL BONDS -- 100.6%
ALABAMA -- 1.8%
   Alabama State, Agricultural &
     Mechanical University Project,
     RB, MBIA
     5.000%, 11/01/04                 $  200        $  211
     5.000%, 11/01/08                  1,140         1,207
   Alabama State, Docks Department
     Docks Facility, RB, MBIA
     5.250%, 10/01/01                  1,000         1,042
     6.000%, 10/01/08                  1,000         1,136
   Alabama State, Special Care
     Facilities Financing Authority,
     Charity Obligation Group
     Project, Ser A, RB
     5.000%, 11/01/06                  2,700         2,798
--------------------------------------------------------------------------------
                                        FACE        MARKET
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Alabama, Water Pollution Control
     Authority Revolving Flood Line
     Ser A, RB, AMBAC
     4.750%, 08/15/08                $ 1,105       $ 1,145
   Baldwin County, Eastern Shore
     Healthcare Authority,
     RB, AMBAC
     5.000%, 04/01/06                  1,025         1,079
   State Private Colleges & Tuskegee
     University Project, Ser A, RB
     5.700%, 09/01/10                    825           894
     5.700%, 09/01/11                    870           936
                                                   -------
                                                    10,448
                                                   -------
ALASKA -- 0.7%
   Anchorage Electric Utility,
     RB, MBIA
     8.000%, 12/01/06                  1,775         2,217
     8.000%, 12/01/07                  1,310         1,660
                                                   -------
                                                     3,877
                                                   -------
ARIZONA -- 1.0%
   Maricopa County, High School
     District No. 210, GO
     5.000%, 07/01/08                  3,745         3,979
   Tempe, GO
     8.000%, 07/01/01                    735           808
   Yuma County, Jail
     Facilities Project, RB, AMBAC
     6.000%, 07/01/03                  1,025         1,119
                                                   -------
                                                     5,906
                                                   -------
CALIFORNIA -- 13.5%
   Abag, Finance Authority for
     Non-Profit Corporations,
     Financial Authority Episcopal
     Homes Foundation Project, COP
     5.000%, 07/01/07                  1,000         1,045
   Alameda, Corridor Transportation
     Authority, Senior Lien Project,
     RB, MBIA
     5.000%, 10/01/10                  2,000         2,120
   Anaheim, Public Finance
     Authority, Public Improvements
     Project, Ser C, RB, FSA
     6.000%, 09/01/13                  2,325         2,682
   California, Housing Financial
     Agency, Single-Family Mortgage,
     Ser C-4-Cl I, RB, FHA
     5.050%, 02/01/17                  2,430         2,466

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1999 (UNAUDITED)


Intermediate-Term Municipal Fund--Continued
--------------------------------------------------------------------------------
                                        FACE       MARKET
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   California State, Community
     Development Revenue
     Authority, Citrus Valley Health
     Partners Project, COP (A) (B) (C)
     3.150%, 03/01/99                 $  500        $  500
   California State, GO
     5.500%, 10/01/05                  2,000         2,187
     7.000%, 08/01/06                  1,525         1,815
     5.500%, 10/01/06                  2,000         2,197
     6.600%, 02/01/09                  1,000         1,185
   California State, Health Facilities
     Financial Authority, Kaiser
     Permanent Project,
     Ser A, RB, FSA
     5.000%, 06/01/06                  5,325         5,651
   California State, Health Facilities
     Financial Authority, Stanford
     Healthcare Project, Ser B, RB
     5.000%, 11/15/05                  1,245         1,323
   California State, Intercommunity
     Hospital Financing
     Authority, COP
     5.000%, 11/01/04                  2,000         2,072
   California State, Public Works
     Board Authority, Regents
     University Project, Ser A, RB
     5.250%, 12/01/07                  1,000         1,086
   California Statewide Communities
     Development Authority,
     St. Joseph Health System, COP
     5.000%, 07/01/05                  2,765         2,903
   California State, Community
     Development Authority,
     St. Joseph's Health System
     Obligation Group, COP
     5.250%, 07/01/09                  5,170         5,500
   California Statewide,
     Communities Development
     Authority, John Muir/Mount
     Diablo Health Project,
     COP, AMBAC (A) (B) (C)
     3.150%, 03/01/99                    400           400
   Coachella, Valley Water
     District No. 71, Flood Control
     Project, COP, AMBAC
     5.000%, 10/01/08                  1,100         1,177
   Compton, California Civic Center
     & Capital Improvement,
     Ser A, COP
     5.000%, 09/01/00                  1,000         1,022
   Elk Grove, Unified School District
     Special Tax, Community
     Facilities District #1, GO, AMBAC
     6.500%, 12/01/07                  1,000         1,177
--------------------------------------------------------------------------------
                                        FACE        MARKET
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Health Facilities Finance Authority,
     Sisters of Providence, RB
     5.500%, 10/01/05                 $1,100       $ 1,185
   Health Facilities Finance Authority,
     Summit Medical Center,
     Ser A, RB, FSA
     5.250%, 05/01/04                  1,500         1,599
   Housing Finance Agency,
     Ser A, RB, MBIA
     5.300%, 08/01/14                    295           297
   Housing Finance Agency,
     Ser G, RB
     Callable 08/01/04 @ 102
     7.250%, 08/01/17                  1,250         1,350
   Irvine, Special Assessment,
     District 89-10, GO (A) (B)
     3.100%, 03/01/99                     95            95
   Los Angeles County, Capital
     Asset Leasing Corporation,
     RB, AMBAC
     6.000%, 12/01/06                  1,000         1,134
   Los Angeles, Regional Airports
     Import Corporation, American
     Airlines Project, Ser C, RB
     (A) (B) (C)
     3.350%, 03/01/99                    400           400
   Los Angeles, Department of
     Water & Power Electric Plant, RB
     9.000%, 10/15/02                  2,000         2,360
   Los Angeles, Unified School
     District, Multiple Property
     Project, Ser A, COP, FSA
     5.100%, 10/01/06                  1,050         1,123
   Los Angeles, Unified School
     District, Ser A, GO, FGIC
     6.000%, 07/01/12                  1,880         2,171
   Los Angeles, Community
     Redevelopment Agency,
     Central Business
     District Project, RB
     5.000%, 11/15/00                    500           513
   Mojave, Water Agency, GO, FGIC
     Callable 09/01/06 @ 102
     5.600%, 09/01/12                  1,000         1,097
   Oakland, Health Facilities
     Authority, Childrens Hospital
     Project, Ser A, RB
     5.000%, 07/01/01                  1,175         1,215
   Orange County, COP, MBIA
     Callable 07/01/06 @ 102
     5.800%, 07/01/06                  1,000         1,095
   Orville Hospital, Ser A , RB
     5.500%, 12/01/06                  1,000         1,091


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
36

--------------------------------------------------------------------------------
                                         FACE      MARKET
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Oxnard, California School District,
     GO, MBIA
     5.375%, 08/01/09                $ 1,080       $ 1,183
   Public Works, California State
     University Project, Ser A, RB
     5.500%, 10/01/07                  2,000         2,197
   Rancho Mirage, Joint Powers
     Finance Authority, Eisenhower
     Medical Center Project,
     Ser A, COP, MBIA
     Callable 07/01/07 @ 102
     5.125%, 07/01/09                  2,150         2,300
   St. Tammany Parish Los Angeles,
     California Hospital Service
     District No. 1,
     RB, ACA Insured
     5.000%, 07/01/08                  1,495         1,557
   Stanislaus, Waste to Energy Finance
     Authority, Ogden Martin
     Systems Project, RB
     Callable 01/01/00 @ 102
     7.625%, 01/01/10                  3,805         3,977
   State Educational Facilities,
     University of Southern
     California, Ser A, RB
     5.600%, 10/01/05                  1,140         1,254
   State, GO
     Callable 06/01/06 @ 101
     5.250%, 06/01/12                  2,645         2,784
   Statewide Communities
     Development Authority,
     San Gabriel Valley-A, RB
     6.000%, 09/01/06                  1,000         1,114
   Torrance, Redevelopment Agency,
     Senior Lien, Ser C,
     TA, MBIA
     5.000%, 09/01/08                  2,980         3,185
   University of California, Board of
     Regents, Ser B, RB
     6.500%, 09/01/02                  1,995         2,177
                                                   -------
                                                    76,961
                                                   -------
COLORADO -- 4.1%
   Colorado State, Housing Finance
     Authority, Ser A-3, RB
     Callable 05/01/08 @ 105
     6.500%, 05/01/16                  1,000         1,094
   Colorado State, Housing Finance
     Authority, Single-Family
     Housing Project, Ser D-3, RB
     6.125%, 11/01/23                  1,000         1,087
   Colorado State, Health Facilities
     Authority, Catholic Health
     Initiatives Project, Ser A, RB
     5.500%, 12/01/06                  1,000         1,091
     5.500%, 12/01/07                  1,000         1,094
--------------------------------------------------------------------------------
                                         FACE        MARKET
                                     AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Colorado State, Housing Financial
     Authority, Single-Family
     Housing Project, Ser A-3, RB
     Callable 05/01/07 @ 105
     7.000%, 11/01/16                $ 1,750       $ 1,947
   Colorado State, Housing Financial
     Authority, Single-Family
     Housing Project, Ser B-3, RB
     Callable 05/01/08 @ 105
     6.550%, 05/01/25                  2,000         2,195
   Colorado State, Housing Financial
     Authority, Single-Family Project,
     Ser A-3, RB
     4.600%, 11/01/16                  1,350         1,358
   Colorado, Housing Finance Agency,
     Single-Family Housing Project,
     Ser A, RB
     6.500%, 11/01/29                  1,000         1,101
   Colorado, Housing Finance
     Authority, Single-Family
     Housing Project, Ser C-3, RB
     4.800%, 11/01/16                  1,400         1,410
     6.750%, 05/01/17                  1,000         1,105
   Health Facilities Authority, Rocky
     Mountain Adventist, RB
     6.250%, 02/01/04                  1,400         1,473
   Highlands Ranch,
     Metropolitan District No. 3,
     Ser B, GO
     5.000%, 12/01/06                  1,345         1,407
   Larimar County, School
     District No. R 1, GO (C)
     5.500%, 12/15/06                  1,285         1,412
   Larimar County, Courthouse and
     Jail Facilities Project, COP, FSA
     5.000%, 12/15/07                  3,455         3,654
   Obligation Board Authority,
     Student Loan Project, Ser L, RB
     6.100%, 09/01/02                  1,760         1,837
                                                   -------
                                                    23,265
                                                   -------
CONNECTICUT -- 0.2%
   Mashantucket, Western Pequot
     Tribe Project, Ser A, RB (C)
     6.250%, 09/01/03                    490           540
   State Development Authority,
     Pollution Control,
     Frito-Lay/Pepsi Project, RB
     6.375%, 07/01/04                    560           568
                                                   -------
                                                     1,108
                                                   -------
DISTRICT OF COLUMBIA -- 1.9%
   District of Columbia,
     Ser B, GO, MBIA
     6.000%, 06/01/11                  4,500         5,091

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1999 (UNAUDITED)



Intermediate-Term Municipal Fund--Continued
--------------------------------------------------------------------------------
                                         FACE        MARKET
                                     AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   District of Columbia, Convention
     Center Authority, Senior Lien
     Project, RB AMBAC
     5.250%, 10/01/12                $ 3,000       $ 3,142
   District of Columbia, Hospital
     Revenue, Washington Hospital
     Center, RB, MBIA
     Callable 08/05/02 @ 102
     7.000%, 08/15/05                  1,500         1,659
   District of Columbia, Ser A, GO
     5.125%, 06/01/99                  1,000         1,000
                                                   -------
                                                    10,896
                                                   -------
FLORIDA -- 4.0%
   Dade County, Ser CC
     GO, AMBAC
     6.900%, 10/01/04                  1,125         1,297
     6.900%, 10/01/05                  1,025         1,199
     7.125%, 10/01/08                  1,470         1,823
   Dade County, Ser DD
     GO, AMBAC
     7.600%, 10/01/05                  1,070         1,292
   Florida State, Gas Utility Revenue
     Authority, Gas Project No. 1,
     RB, FSA
     5.000%, 12/01/06                  5,000         5,331
   Florida, Housing Finance Authority,
     Capital Appreciation, Single-
     Family Mortgage, RB
     Callable 01/15/10 @ 45.469
     0.000%, 07/15/16                    805           106
   Florida State, Board of Education,
     Ser B, RB, FGIC
     5.750%, 07/01/07                  2,750         3,070
   Florida State, Finance Department
     of General Services,
     Environmental Protection-
     Preservation 2000 Project,
     Ser B, RB, FGIC
     5.750%, 07/01/06                  1,535         1,706
   Hillsborough County, Utility
     Authority, RB, MBIA
     9.750%, 12/01/03                  1,425         1,689
   Palm Beach County, Solid
     Waste Authority,
     Ser A, RB, AMBAC
     6.000%, 10/01/08                  3,300         3,778
   Tampa, Health Systems Authority,
     Catholic Health Project,
     Ser A-3, RB
     5.500%, 11/15/05                  1,230         1,342
                                                   -------
                                                    22,633
                                                   -------
--------------------------------------------------------------------------------
                                         FACE       MARKET
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
GEORGIA -- 3.4%
   College Park, Business & Industrial
     Development Authority,
     Civic Center Project,
     Ser A, RB, FSA
     5.200%, 09/01/04                $ 1,105       $ 1,180
     5.800%, 09/01/05                  1,165         1,286
   Georgia State, Ser B, GO
     6.250%, 04/01/06                  7,700         8,768
   Georgia State, Ser E, GO
     5.000%, 02/01/06                  3,835         4,065
   Gwinnett County, School District
     Authority, GO
     Callable 02/01/01 @ 102
     9.500%, 02/01/02                  1,000         1,125
   Savannah, Hospital Authority,
     Saint Joseph's/Candler Health
     Systems Project, Ser B, GO, FSA
     5.250%, 07/01/09                  2,625         2,792
                                                   -------
                                                    19,216
                                                   -------
GUAM -- 0.2%
   Guam, Government Limited
     Obligation, Infrastructure
     Improvement, Ser A, GO, AMBAC
     5.250%, 11/01/03                  1,000         1,069
                                                   -------
HAWAII -- 0.4%
   Hawaii State, Housing Finance &
     Development, Single-Family
     Housing Project,
     Ser B, RB, FNMA (E)
     Callable 07/01/01 @ 102
     6.900%, 07/01/16                  2,070         2,194
                                                    ------
ILLINOIS -- 4.0%
   Cook County, GO, MBIA
     7.250%, 11/01/07                  2,000         2,415
   Development Finance Authority,
     Community Rehabilitation
     Providers, Ser A, RB
     5.600%, 07/01/05                  2,235         2,308
   Health Facility Authority, RB, MBIA
     7.900%, 08/15/03                    400           405
   Hospital Facilities, Metropolitan
     Pier & State Exposition
     Authority, McCormick Plaza
     Convention, RB
     6.250%, 07/01/17                    450           485


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
38

--------------------------------------------------------------------------------
                                         FACE        MARKET
                                     AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Housing Development Authority,
     Ser A, RB
     Callable 02/01/06 @ 102
     5.650%, 02/01/16                 $  480       $   485
   Illinois State, Educational Facility
     Authority, Northwestern
     University Project, RB
     Callable 11/01/12 @ 100
     5.150%, 02/01/16                  2,000         2,097
   Illinois State, Health Facilities
     Authority, Centegra Health
     Systems Project, RB
     5.500%, 09/01/06                  2,375         2,506
   Illinois State, Health Facilities
     Authority, Edgewater Medical
     Center Project, Ser A, RB (C)
     4.700%, 07/01/31                  3,995         3,995
   Illinois State, Health Facilities
     Authority, Galesburg Cottage
     Hospital Project, RB (C)
     6.250%, 05/01/11                  2,590         2,745
   Kane & DeKalb County, Unified
     School District #301,
     GO, AMBAC
     6.300%, 12/01/04                  2,640         2,947
   McClean County, Public Building
     Commission, Lease Receipts,
     Law & Justice Center, GO
     7.300%, 11/01/02                  1,280         1,435
   State, GO Callable 08/01/99 @ 102
     6.375%, 08/01/00                  1,000         1,033
                                                   -------
                                                    22,856
                                                   -------
INDIANA -- 0.2%
   Purdue University, Student Fee
     Project, Ser P, RB
     5.000%, 07/01/05                  1,370         1,450
                                                   -------
IOWA -- 0.6%
   Ceder Rapids, GO
     5.000%, 06/01/05                  2,090         2,218
   Eddyville, Pollution Control,
     Cargill Inc. Project, RB
     5.400%, 10/01/06                  1,000         1,071
                                                   -------
                                                     3,289
                                                   -------
KANSAS -- 1.3%
   Johnson County, Unified School
     District No. 232,  GO, FSA
     5.000%, 03/01/05                  1,000         1,055
     5.000%, 09/01/06                  1,000         1,057
   Johnson County, Unified School
     District No. 233, GO, FGIC
     5.250%, 09/01/05                  2,585         2,776
--------------------------------------------------------------------------------
                                         FACE       MARKET
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Kansas State Turnpike Authority,
     RB, AMBAC
     5.500%, 09/01/06                $ 1,500       $ 1,633
   Shawnee County, Ser A, GO
     5.250%, 09/01/09                  1,000         1,076
                                                   -------
                                                     7,597
                                                   -------
KENTUCKY -- 1.2%
   Kentucky, Infrastructure Authority,
     Revolving Funding, Ser L, RB
     5.500%, 06/01/07                  1,000         1,091
   Kentucky State, Property &
     Buildings Commission,
     Project No. 55, RB
     6.250%, 09/01/07                  2,100         2,399
     6.000%, 09/01/08                  2,500         2,828
   State Turnpike Authority,
     Toll Road Project, Ser A, RB
     8.500%, 07/01/04                    365           367
                                                   -------
                                                     6,685
                                                   -------
LOUISIANA -- 0.6%
   Housing Finance Agency, Single-
     Family Housing
     Project, RB, MBIA
     5.125%, 12/01/10                  1,130         1,144
   Jefferson Parish, Drain Sales Tax,
     RB, AMBAC
     5.000%, 11/01/09                  1,300         1,357
   Louisiana State, Housing Financial
     Authority, Single-Family
     Housing Project, RB,
     GNMA/FNMA (E)
     Callable 12/01/07 @ 104
     6.650%, 06/01/15                  1,000         1,097
                                                   -------
                                                     3,598
                                                   -------
MAINE -- 1.0%
   Maine, Health & Higher
     Educational Facility Authority, RB
     5.250%, 07/01/07                  2,270         2,426
   Maine State, Financial Authority
     Electric Rate Stabilization Project,
     Ser A, FSA
     5.000%, 07/01/05                  1,220         1,287
     5.000%, 07/01/07                  1,975         2,084
                                                   -------
                                                     5,797
                                                   -------
MARYLAND -- 1.1%
   Howard County, Public
     Improvement, Ser A, GO
     5.000%, 02/15/07                  2,000         2,128

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1999 (UNAUDITED)



Intermediate-Term Municipal Fund--Continued
--------------------------------------------------------------------------------
                                         FACE        MARKET
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Maryland State, Health & Higher
     Education Facility Authority,
     John Hopkins University
     Project, RB
     5.500%, 07/01/02                $ 1,815       $ 1,926
   Maryland State, Health & Higher
     Education Facility Authority, RB
     4.600%, 11/01/03                  1,970         2,044
                                                   -------
                                                     6,098
                                                    ------
MASSACHUSETTS -- 3.7%
   Industrial Financing Agency,
     RB Mandatory
     Put 05/01/02 @ 100 (C)
     5.000%, 05/01/26                  1,350         1,380
   Lowell, GO, FSA
     Callable 02/15/01 @ 103
     8.300%, 02/15/05                  1,855         2,059
   Massachusetts Bay, Transportation
     Authority, General
     Transportation System, Ser A, RB
     5.300%, 03/01/05                  1,000         1,073
     7.000%, 03/01/07                  3,000         3,585
   Massachusetts Bay, Transportation
     Authority, General
     Transportation System,
     Ser A, RB (C)
     5.500%, 03/01/09                  1,230         1,353
   Massachusetts State, Housing
     Finance Agency, Residential
     Development, RB
     Callable 05/15/02 @ 102
     6.875%, 11/15/11                  1,935         2,109
   Massachusetts State, Ser A, GO
     6.000%, 11/01/11                  2,500         2,869
   Massachusetts State, Grant
     Anticipation Notes, Ser A, RB
     5.000%, 12/15/05                  1,270         1,340
   Springfield, GO, AMBAC
     6.375%, 08/01/04                  1,000         1,123
   State Health & Education Facilities
     Authority, Faulkner Hospital,
     Ser C, RB
     5.500%, 07/01/01                  1,325         1,375
   State Health & Education Facility
     Agency, Lowell
     General Hospital, Ser B, RB, FSA
     Callable 06/01/07 @ 102
     5.250%, 06/01/11                  1,585         1,666
   State Water Resource Authority,
     Ser B, RB
     5.250%, 03/01/13                  1,000         1,024
                                                   -------
                                                    20,956
                                                   -------
--------------------------------------------------------------------------------
                                         FACE      MARKET
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
MICHIGAN -- 3.6%
   Battle Creek, Downtown
     Development Authority, RB
     Callable 05/01/04 @ 102
     7.300%, 05/01/10                $ 1,195       $ 1,406
   Detroit, City School District,
     Ser B, GO, FGIC
     5.000%, 05/01/05                  2,500         2,628
     5.000%, 05/01/06                  2,500         2,631
   Greater Detroit, Resource Recovery
     Authority, Ser A, RB, AMBAC
     5.500%, 12/13/03                  1,525         1,632
   Jackson County, Hospital Finance
     Authority, Foote Memorial
     Hospital, Ser A, RB, AMBAC
     5.000%, 06/01/06                  1,970         2,066
   Kent, Hospital Financing Authority,
     Blodgett Memorial Medical
     Center, Ser A, RB
     7.000%, 07/01/01                  1,000         1,033
   Kent, Hospital Finance Authority,
     Spectrun Health Project,
     Ser A, RB
     5.250%, 01/15/07                  1,975         2,098
   Michigan State, Hospital Finance
     Authority, Hosptial Charity
     Project, Ser D, RB Mandatory
     Put 11/01/04 @ 100
     4.800%, 11/01/17                  4,090         4,264
   Michigan State, Housing
     Development Authority,
     Ser A, RB
     Callable 06/01/02 @ 102 (C)
     6.800%, 12/01/12                  1,000         1,058
   State Building Authority,
     Ser I, RB, AMBAC
     5.500%, 10/01/05                  1,500         1,628
   State Housing Development
     Authority, RB
     0.000%, 04/01/15                  2,550           373
                                                   -------
                                                    20,817
                                                   -------
MINNESOTA -- 0.7%
   Maplewood, Healthcare Facilities,
     Health East Project, RB
     Callable 11/15/01 @ 102
     5.700%, 11/15/02                  1,740         1,740
   Minneapolis, Special School
     District No. 1, Special School
     Project, GO
     5.000%, 02/01/06                  2,075         2,200
                                                   -------
                                                     3,940
                                                   -------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
40

--------------------------------------------------------------------------------
                                         FACE      MARKET
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
MISSISSIPPI -- 0.7%
   Mississippi, Home Corporation,
     Single-Family Home Project,
     Ser D, RB (C)
     5.178%, 07/01/12                $ 1,450       $ 1,615
   Mississippi State, Hospital
     Equipment & Facility Authority,
     Rush Medical Foundation
     Project, RB (C)
     5.400%, 01/01/07                  1,490         1,570
   Mississippi State, Single-Family
     Housing Authority,
     Ser A, RB, GNMA/FNMA (E)
     5.125%, 12/01/17                    970           986
                                                    ------
                                                     4,171
                                                    ------
NEW JERSEY -- 1.0%
   Camden County, Improvements
     Authority, Cooper Healthcare
     Redevelopment Project, RB
     5.500%, 02/15/02                  1,000           855
   Jersey City, State Operated School
     Districts, COP, MBIA
     5.000%, 06/01/02                  3,925         4,082
   New Jersey State, Housing &
     Mortgage Finance Home Buyer,
     Ser C, RB, MBIA Callable
     10/01/99 @ 102
     7.375%, 10/01/17                  1,000         1,033
                                                    ------
                                                     5,970
                                                    ------
NEW MEXICO -- 0.7%
   Farmington Hospital,
     San Juan Regional Medical
     Center, Ser A, RB, AMBAC
     5.000%, 06/01/05                  1,110         1,167
   Mortgage Finance Authority,
     Single-Family Mortgage,
     Ser A-1, RB
     Callable 07/01/02 @ 102 (C)
     6.850%, 07/01/10                    690           728
   New Mexico State, Hospital
     Equipment Loan Council,
     Memorial Medical Center
     Project, RB
     4.850%, 06/01/08                  1,280         1,291
   Santa Fe, Saint Vincent's
     Hospital Project, RB, FGIC
     Pre-Refunded @ 100 (D)
     7.500%, 07/01/02                    655           713
                                                    ------
                                                     3,899
                                                    ------
--------------------------------------------------------------------------------
                                         FACE      MARKET
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
NEW YORK -- 19.0%
   Long Island, Power Authority,
     Electric Systems Revenue
     Project, RB, MBIA
     5.000%, 04/01/08                $ 5,000       $ 5,275
   Long Island, Power Authority,
     New York Electric
     Systems Project, RB, MBIA
     5.000%, 04/01/07                  5,975         6,304
   Metropolitan Transportation
     Authority, Commuter Facilities
     Project, Ser A, RB
     5.000%, 07/01/06                  2,000         2,100
   Metropolitan Transportation
     Authority, Commuter Facilities
     Project, Ser O, RB
     5.750%, 07/01/06                  4,150         4,555
   Municipal Assistance Corporation,
     City of New York, Ser I, RB
     6.250%, 07/01/06                  3,925         4,450
   Municipal Assistance Corporation,
     City of New York, Ser M, RB
     5.250%, 07/01/05                  5,000         5,338
   New York City, Metropolitan
     Transportation Authority, RB
     2.500%, 03/01/99                  6,800         6,800
   New York City, Municipal Assistance
     Corporation, Ser I, RB (C)
     6.250%, 07/01/08                  2,000         2,305
   New York City, Municipal
     Assistance Corporation,
     Ser O, RB (C)
     5.250%, 07/01/07                  5,000         5,369
   New York City, Municipal
     Assistance Corporation,
     Ser H, RB (C)
     6.250%, 07/01/07                  2,300         2,628
   New York State, Dormitory
     Authority, Bronx & Lebanon
     Hospital Center Project, Ser E, RB
     5.125%, 02/15/06                  3,650         3,828
   New York State, Dormitory
     Authority, Hospital &
     Nursing Home Project,
     Ser A, RB, AMBAC
     5.000%, 08/15/06                  1,315         1,387
   New York State, Dormitory
     Authority, Mental Health
     Services Project, Ser B, RB
     5.000%, 02/15/06                  1,000         1,046
   New York State, Dormitory
     Authority, Mental Health
     Services Project, Ser C, RB
     Callable 02/15/08 @ 102
     5.375%, 08/15/08                  1,150         1,235

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1999 (UNAUDITED)



Intermediate-Term Municipal Fund--Continued
--------------------------------------------------------------------------------
                                         FACE      MARKET
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   New York State, Dormitory
     Authority, North Shore
     University Hospital Authority
     Project, RB, MBIA
     5.000%, 11/01/08                $ 1,250       $ 1,317
   New York State, Dormitory
     Authority, NY & Presbyterian
     Hospital Project, RB, AMBAC
     5.500%, 08/01/08                  1,510         1,648
     4.400%, 08/01/13                  2,070         2,096
   New York State, Dormitory
     Authority, Sound Shore Project,
     RB, MBIA, FHA
     4.350%, 02/01/08                  4,735         4,735
   New York State, Dormitory
     Authority, State University
     Educational Facilities Project,
     Ser B, RB, MBIA
     6.250%, 05/15/04                  5,930         6,708
   New York State, Dormitory
     Authority, Staten Island
     University Hospital Project,
     RB, AMBAC
     5.250%, 07/01/06                  2,695         2,884
     5.250%, 07/01/07                  1,200         1,284
   New York State, Energy &
     Pollution Control, New York
     Electric & Gas Company Project, RB
     3.250%, 10/01/29                    100           100
   New York State, Urban
     Development Corporation,
     Correctional Facilities
     Project, Ser B, RB
     5.000%, 01/01/06                  6,955         7,259
   New York State, Ser F, GO
     5.000%, 09/15/04                  1,900         2,002
   New York, Ser A, GO, FGIC
     5.250%, 08/01/08                  3,300         3,539
   New York, Ser I, GO, AMBAC
     5.750%, 03/15/07                  1,000         1,110
   New York, Ser B, GO, MBIA
     5.600%, 08/15/06                  4,150         4,529
   New York, Sub-Ser E4 , GO (A) (B)
     3.200%, 03/01/99                    400           400
   State Dormitory Authority,
     Department of Health, RB
     5.500%, 07/01/03                  1,000         1,060
   State Dormitory Authority,
     Mental Hospital,
     Ser E, RB, AMBAC
     6.000%, 08/15/05                  2,000         2,220
--------------------------------------------------------------------------------
                                         FACE      MARKET
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   State Dormitory Authority,
     Beth Israel Medical Center,
     Ser A, RB, MBIA
     5.000%, 11/01/07                $ 1,065      $  1,124
   State Dormitory Authority,
     State University Educational
     Facility, Ser A, RB
     5.500%, 05/15/09                  4,400         4,780
   State Medical Care Facility
     Finance Agency, Adult Day Care,
     Ser C, RB
     5.350%, 11/15/05                    790           849
   State Medical Care Facility Finance
     Agency, Ser C, RB, FHA
     5.200%, 08/15/05                    310           327
   State Medical Care Facility
     Finance Agency, St. Lukes
     Hospital Project, Ser A, RB, FHA
     Callable 08/15/03 @ 102
     5.600%, 08/15/13                  1,960         2,043
   State Urban Development
     Corporation, Center for
     Individual Innovation Project, RB
     6.250%, 01/01/09                  1,325         1,504
   State Urban Development
     Corporation, Correctional
     Facilities, Ser G, RB
     Callable 01/01/00 @ 102
     7.100%, 01/01/03                  2,500         2,630
                                                  --------
                                                   108,768
                                                  --------
NORTH CAROLINA -- 1.1%
   Charlotte, GO
     5.250%, 02/01/04                  1,830         1,951
   North Carolina, Medical Care
     Community Hospital,
     Bond Pitt County Memorial
     Hospital, Ser A, RB
     5.000%, 12/01/06                  4,100         4,315
                                                  --------
                                                     6,266
                                                  --------
OHIO -- 4.9%
   Columbus, Ser B, GO
     5.250%, 05/15/07                  3,000         3,240
   Dayton, Special Facilities,
     Air Freight Project, RB
     6.050%, 10/01/09                  1,000         1,079
   Franklin County Health
     System, RB (A) (B)
     3.250%, 03/01/99                    200           200
   Lucas County, GO
     5.300%, 12/01/05                  2,100         2,263


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
42

--------------------------------------------------------------------------------
                                         FACE      MARKET
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Ohio State, Air Quality
     Development Authority,
     Pollution Control Cleveland
     Project, RB, FGIC
     8.000%, 12/01/13                $ 1,775       $ 2,037
   Ohio State, Air Quality
     Development Authority,
     Pollution Control, Ohio Edison
     Project, Ser B, RB, FGIC
     7.100%, 06/01/18                  1,000         1,060
   Ohio State, Building Authority,
     Adult Correctional Building
     Project, Ser A, RB
     5.500%, 04/01/07                  4,345         4,731
   Ohio State, Building Authority,
     Das Data Center Project,
     Ser A, RB
     5.125%, 10/01/02                  1,055         1,104
   Ohio State, Building Authority,
     Juvenile Corrections Project,
     Ser B, RB
     5.000%, 10/01/09                  2,485         2,619
   Ohio State, Building Authority,
     State Administration Building
     Project, Ser A, RB
     5.125%, 10/01/07                  2,305         2,461
   State Building Authority,
     Administration Building
     Fund, Ser A, RB
     5.500%, 10/01/07                  1,700         1,859
   State Building Authority,
     Correctional Facilities,
     Ser A, RB
     5.000%, 10/01/03                  2,000         2,100
   State Elementary & Secondary
     Education Facility, RB
     5.100%, 12/01/05                  1,790         1,911
   Strongsville, City School District,
     GO, MBIA
     5.300%, 12/01/10                  1,050         1,138
                                                   -------
                                                    27,802
                                                   -------
OKLAHOMA -- 2.1%
   Central Oklahoma Transportation
     & Parking Authority,
     Ser 1973, RB, ETM
     6.000%, 07/01/03                    130           136
   McAlester Public Works Authority,
     RB, FSA
     8.100%, 12/01/08                    875         1,148
   Oklahoma State, Capital
     Improvement Authority,
     Highway Capital Improvement
     Project, RB, MBIA
     5.000%, 06/01/06                  5,260         5,602
--------------------------------------------------------------------------------
                                         FACE        MARKET
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Oklahoma State, Turnpike
     Authority, Turnpike Project,
     Ser A, RB, FGIC
     5.500%, 01/01/07                 $2,000       $ 2,193
   State Industrial Development
     Authority, Integris Health Project,
     RB, AMBAC
     5.250%, 08/15/06                  1,255         1,355
   Tulsa, Industrial Development
     Authority, St. Johns Medical
     Center, RB, ETM
     6.875%, 01/01/02                    295           309
   Tulsa Port, Industrial Development
     Authority, Cargill Inc. Project, RB
     5.350%, 09/01/06                  1,000         1,066
                                                   -------
                                                    11,809
                                                   -------
OREGON -- 0.4%
   Cow Creek Band Umpqua Tribe
     of Indians, Ser B, RB, AMBAC
     Callable 07/01/03 @ 103
     5.100%, 07/01/12                  2,000         2,060
                                                   -------
PENNSYLVANIA -- 3.6%
   Allegheny County, Hospital
     Development Authority,
     UPMC Health System
     Project, RB, MBIA
     5.000%, 11/01/06                  2,145         2,258
   Allegheny County, University
     Pennsylvania Medical Center
     Project, Ser B, MBIA
     5.250%, 07/01/07                  1,760         1,877
   Delaware County, Health Systems
     Authority, Catholic Health East
     Project, Ser A, RB, AMBAC
     5.500%, 11/15/07                  1,635         1,776
   Easton Joint School Authority,
     RB, ETM
     5.350%, 04/15/02                    115           118
   Erie County, Ser A, GO, FGIC
     6.600%, 09/01/01                  1,000         1,075
   Lehigh County, General Purpose
     Authority, Lehigh Valley Hospital
     Project, Ser A, RB,
     AMBAC (A) (B) (C)
     3.250%, 03/01/99                    200           200
   Lehigh County, General Purpose
     Authority, Kidspeace Obligation
     Group Project, RB
     Callable 11/01/08 @ 102 (C)
     5.700%, 11/01/09                  1,000         1,088
   Montgomery County, Higher
     Education & Health Authority,
     Abington Memorial Hospital
     Project, Ser A, RB, AMBAC
     5.000%, 06/01/08                  1,000         1,049

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1999 (UNAUDITED)



Intermediate-Term Municipal Fund--Continued
--------------------------------------------------------------------------------
                                         FACE        MARKET
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Newcastle Hospital Authority,
     Jameson Memorial Hospital,
     RB, MBIA
     5.500%, 07/01/08                $ 1,605       $ 1,745
   Pennsylvania, Housing Financial
     Authority, Single-Family
     Mortgage Project, Ser 34A, RB,
     FHA Callable 04/01/02 @ 102
     6.850%, 04/01/16                  1,000         1,055
   Pennsylvania State, Higher
     Education Facilities Authority,
     University of Pennsylvania
     Medical Center Health Systems
     Project, Ser A, RB, FSA
     5.000%, 08/01/06                  2,635         2,767
   Scranton-Lackawanna, Health &
     Welfare Authority, Hospital
     Community Medical Center
     Project, RB, MBIA
     5.500%, 07/01/07                  2,585         2,801
   State Higher Education Facility
     Authority, Allegheny/Delaware
     Valley, Ser A, RB, MBIA
     5.500%, 11/15/08                  1,000         1,020
   State Industrial Development
     Authority, RB, AMBAC
     7.000%, 07/01/07                  1,000         1,184
   Westmoreland County, Municipal
     Authority, Special Obligation
     GO, ETM
     9.125%, 07/01/10                    370           440
                                                   -------
                                                    20,453
                                                   -------
PUERTO RICO -- 0.2%
   Municipal Finance Agency,
     Ser A, RB, FSA
     6.000%, 07/01/05                  1,000         1,116
                                                   -------
RHODE ISLAND -- 0.4%
   Rhode Island, Housing &
     Mortgage Financial Corporation,
     Homeownership Opportunity
     Project, Ser 25A, RB,
     Callable 10/01/07 @ 101.5
     4.950%, 10/01/16                  2,390         2,426
                                                   -------
SOUTH CAROLINA -- 0.7%
   Piedmont, Municipal Power
     Agency, Ser A, RB, FGIC
     6.500%, 01/01/16                  1,570         1,845
   Public Service Authority, Ser B, RB
     Callable 07/01/01 @ 102
     6.700%, 07/01/02                  1,220         1,322
--------------------------------------------------------------------------------
                                        FACE        MARKET
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Spartanburg County, School
     District #5, COP, MBIA
     5.400%, 07/01/08                $ 1,000       $ 1,075
                                                   -------
                                                     4,242
                                                    ------
SOUTH DAKOTA -- 0.3%
   Health & Educational Facilities
     Authority, RB, MBIA
     Callable 07/01/06 @ 102
     6.000%, 07/01/08                  1,025         1,156
   Housing Development Authority,
     Homeownership Mortgage,
     Ser A, RB
     5.500%, 05/01/10                    860           883
                                                   -------
                                                     2,039
                                                   -------
TENNESSEE -- 1.3%
   Chattanooga, Health Educational
     & Housing Facilities Board,
     Catholic Health Initiatives
     Project, Ser A, RB
     5.000%, 12/01/01                  1,000         1,041
   Hendersonville, Industrial
     Development Authority,
     Ashford 83 Association
     Project, RB
     5.950%, 12/15/08                  1,360         1,447
   Metropolitan Government
     Nashville and Davidson County,
     Health & Education Facilities
     Board, Baptist Hospital Inc.
     Project, Ser A, RB, MBIA
     5.500%, 11/01/07                  2,000         2,175
   Metropolitan Government
     Nashville and Davidson County,
     Health & Education Facilities
     Board, Vanderbilt University
     Project, Ser A, RB
     5.500%, 05/01/06                    500           543
     6.000%, 05/01/07                  1,200         1,349
   Tennessee, Housing Development
     Agency, Homeownership
     Program, RB
     5.800%, 07/01/00                  1,020         1,043
                                                   -------
                                                     7,598
                                                   -------
TEXAS -- 7.5%
   Austin Utility Systems, Ser B, RB
     Callable 11/15/98 @ 102
     7.250%, 11/15/03                     80            82


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
44

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                         FACE      MARKET
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Austin, Utility Systems Authority,
     Combination Project,
     Ser A, RB, FSA
     5.750%, 11/15/03                $ 3,295       $ 3,575
   Brazos, River Authority, Houston
     Industries Project, Ser C, RB
     Callable 05/01/08 @ 102
     5.125%, 05/01/19                  1,500         1,502
   Cedar Hill, Independent School
     District, RB (C)
     6.450%, 08/15/03                  2,225         2,459
   Dallas, GO
     5.000%, 02/15/06                  4,275         4,521
   Deer Park, Independent School
     District, GO (C)
     6.000%, 02/15/06                  1,500         1,673
     5.875%, 02/15/08                  1,500         1,676
   Department of Housing &
     Community Affairs, Single-
     Family, Ser B-CL2, RB
     Callable 09/01/06 @ 102
     5.550%, 09/01/11                  3,330         3,422
   Donna, Independent School
     District, GO (C)
     5.250%, 02/15/05                  1,135         1,207
     5.500%, 02/15/06                  1,180         1,280
   Fort Worth, Water & Sewer
     Improvement Authority, RB
     5.000%, 02/15/04                  2,405         2,519
   Fort Worth Water & Sewer
     Improvement, RB
     5.500%, 02/15/06                  1,080         1,168
   Grapevine, Industrial Development
     Corporation, American
     Airlines Inc. Project,
     Ser A, RB (A) (B) (C)
     3.350%, 03/01/99                    200           200
   Grapevine, Industrial Development
     Corporation, American
     Airlines Project,
     Ser B1, RB (A) (B) (C)
     3.350%, 03/01/99                    200           200
   Harris County, GO
     10.000%, 10/01/00                 1,850         2,035
   Harris County, Health Facilities
     Development Authority,
     Memorial Hospital Systems
     Project, Ser A, RB
     6.000%, 06/01/09                  1,825         2,055
   Harris County, Health Facilities
     Development Corporation,
     St. Luke Episcopal Hospital Project,
     Ser A, RB (A) (B) (C)
     3.350%, 03/01/99                  1,240         1,240
--------------------------------------------------------------------------------
                                         FACE       MARKET
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   La Porte, Independent School
     District, GO (C)
     6.000%, 02/15/03                $ 1,000       $ 1,078
   Mission, Independent School
     District, GO (C)
     6.500%, 02/15/03                  1,215         1,330
   State Department of Housing &
     Community Affairs, Single-
     Family Mortgage, Zero Coupon,
     RB Callable 09/01/04 @ 49.528
     0.000%, 09/01/04                     10             3
   Texas State, Department Housing
     and Community Affairs,
     Ser E, RB, MBIA
     4.500%, 03/01/07                    465           467
   Texas State, Public Finance
     Authority, Ser A, RB, AMBAC
     6.000%, 08/01/02                  1,000         1,074
   Texas State, Water Finance
     Authority, RB, AMBAC
     7.500%, 08/15/11                  4,855         4,942
   Tyler, Health Facilities
     Development Corporation,
     East Texas Medical Center
     Project, Ser C, RB, FSA
     5.000%, 11/01/07                  1,000         1,054
   Tyler, Health Facilities
     Development Corporation,
     Mother Frances Hospital Project,
     Ser A, RB
     5.000%, 07/01/99                  1,985         1,994
                                                   -------
                                                    42,756
                                                   -------
UTAH -- 0.9%
   Alpine, School District,
     Utah School Board Project, GO (C)
     5.000%, 03/15/13                  2,775         2,851
   Salt Lake City Airport, RB, FGIC
     7.400%, 06/01/00                    535           554
   State Housing Finance Agency,
     Single-Family Mortgage, Issue B,
     RB, FHA Callable 07/01/03 @ 102
     5.125%, 07/01/24                    630           641
   Utah State, Board Regents
     Authority, University of Utah
     Hospital Project, RB
     5.250%, 08/01/07                  1,360         1,443
                                                   -------
                                                     5,489
                                                   -------
VIRGIN ISLANDS -- 0.4%
   Virgin Islands, Public Financial
     Authority, Federal Lein Notes,
     Ser C, RB
     5.500%, 10/01/06                  2,375         2,482
                                                   -------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1999 (UNAUDITED)



Intermediate-Term Municipal Fund--Concluded
VIRGINIA -- 1.9%
   Hampton, Sentara Health System,
     Ser A, RB
     5.375%, 11/01/10                $ 1,000       $ 1,080
   Kanawha County, Industrial
     Development Authority,
     Topvalco Inc. Project
     (Kroger Co.), RB
     7.125%, 11/01/12                  1,160         1,301
   Roanoke, Industrial Development
     Authority, Carilion Health
     Systems Authority,
     Ser A, RB (A) (B) (C)
     3.250%, 03/01/99                  3,500         3,500
   State Housing Development
     Authority, Multi-Family Housing,
     Ser H, RB
     5.250%, 05/01/03                    685           717
   State Housing Development
     Authority, Ser A, RB
     Callable 01/01/02 @ 102
     7.100%, 01/01/22                  1,250         1,314
   State Housing Development
     Authority, Zero Coupon, RB
     Callable 05/01/97 @ 17.158
     0.000%, 11/01/17                    695           132
   Virginia State, Housing
     Development Authority,
     Commonwealth Mortgage
     Project, Sub-Ser C, RB
     Callable 01/01/02 @ 102
     6.500%, 07/01/07                    500           528
   Virginia State, Peninsula Port
     Authority, Riverside Health
     Systems Project, RB
     5.000%, 07/01/06                  2,030         2,124
                                                   -------
                                                    10,696
                                                   -------
WASHINGTON -- 2.0%
   Clark County, Public Utility
     District # 001, RB, FGIC
     6.000%, 01/01/04                  2,525         2,755
   Grant County, Public Utility
     District #2, RB
     5.625%, 01/01/07                  2,470         2,680
   King County, Ser D, GO
     5.250%, 12/01/04                  1,000         1,071
   Washington State, Public Power
     Supply Authority, Nuclear
     Project No. 2, Ser A, RB
     5.000%, 07/01/05                  3,000         3,143
--------------------------------------------------------------------------------
                                         FACE       MARKET
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Washington State, Public Power
     Supply Authority, Nuclear
     Project Number, Ser A, RB
     6.000%, 07/01/07                $ 1,450      $  1,619
                                                  --------
                                                    11,268
                                                  --------
WISCONSIN -- 2.1%
   Housing & Economic Development
     Authority, Homeownership,
      Ser 1, RB, FHA
     Callable 07/01/02 @ 102
     6.600%, 09/01/07                  1,300         1,375
   Wisconsin State, Housing &
     Economic Development
     Authority, Homeownership
     Project, Ser B, RB
     Callable 09/01/99 @ 102
     7.600%, 03/01/15                  2,465         2,552
   Wisconsin State, Transportation
     Authority, Ser A, RB
     5.000%, 07/01/05                  4,040         4,252
     5.000%, 07/01/06                  3,500         3,688
                                                  --------
                                                    11,867
                                                  --------
WYOMING -- 0.2%
   Wyoming Student Loan
     Corporation, RB
     6.250%, 12/01/99                  1,000         1,020
                                                  --------
Total Municipal Bonds
   (Cost $560,499)                                 574,853
                                                  --------
Total Investments-- 100.6%
   (Cost $560,499)                                 574,853
                                                  --------
Other Assets and Liabilities, Net -- (0.6%)         (3,471)
                                                  --------

NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no
   par value) based on 51,471,808
   outstanding shares of beneficial interest       555,803
Undistributed net investment income                     24
Accumulated net realized gain on investments         1,201
Net unrealized appreciation on investments          14,354
                                                  --------
 Total Net Assets -- 100.0%                       $571,382
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE -- CLASS A                      $11.10
                                                  ========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
46

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                         FACE         MARKET
                                     AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
AMBAC    AMERICAN BOND MUNICIPAL ASSURANCE COMPANY
COP      CERTIFICATE OF PARTICIPATION
ETM      ESCROWED TO MATURITY
FGIC     FINANCIAL GUARANTY INSURANCE COMPANY
FHA      FEDERAL HOUSING AGENCY
FNMA     FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA      FINANCIAL SECURITY ASSISTANCE
GNMA     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO       GENERAL OBLIGATION
MBIA     MUNICIPAL BOND INSURANCE ASSOCIATION
RB       REVENUE BOND
SER      SERIES
TA       TAX ALLOCATION
(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON FEBRUARY 28, 1999.
(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE EARLIER OF THE MATURITY DATE OR THE PUT DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.
(D) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.
(E) SECURITIES ARE COLLATERALIZED UNDER AN AGREEMENT FROM FNMA/GNMA.

Pennsylvania Municipal Bond Fund

MUNICIPAL BONDS -- 98.4%
PENNSYLVANIA -- 98.4%
   Allegheny County, Hospital
     Development Authority,
     Allegheny General Hospital,
     RB (C)
     6.750%, 05/01/04               $    120     $     129
   Allegheny County, Hospital
     Development Authority,
     Harmarville Rehabilitation
     Center, RB (C)
     6.000%, 10/01/08                    180           195
   Allegheny County, Hospital
     Development Authority,
     Montefiore Hospital, RB (C)
     6.875%, 07/01/09                    625           702
   Allegheny County, Hospital
     Development Authority, North
     Hills Passavant, RB (C)
     6.750%, 07/01/05                     80            87
--------------------------------------------------------------------------------
                                         FACE        MARKET
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Allegheny County, Hospital
     Development Authority,
     St. Margaret Memorial, RB (C)
     6.750%, 07/01/10                $ 1,350       $ 1,522
   Allegheny County, Industrial
     Development Authority,
     Environmental Import Project,
     Ser A, RB
     6.700%, 12/01/20                    850           928
   Allegheny County, Industrial
     Development Authority, RB
     Mandatory Put 12/01/00 (B)
     5.250%, 12/01/14                     25            26
   Allegheny County, Industrial
     Development Authority,
     RB, AMT (B)
     6.000%, 10/01/04                    150           150
   Allegheny County, Hospital
     Development Authority,
     Health Center Project, Ser B,
     RB, MBIA
     5.000%, 07/01/09                    735           765
   Allegheny County, Residential
     Financial Authority Mortgage
     Revenue, Single-Family,
     Ser CC-1, RB, GNMA (D)
     4.950%, 05/01/10                    280           282
     4.950%, 11/01/10                    285           287
   Allegheny County, Sanitation
     Authority, RB (C)
     6.800%, 07/01/03                    165           179
   Allentown Hospital Authority,
     Sacred Heart Hospital, RB (C)
     8.000%, 03/01/09                    275           324
   Altoona Area School District
     Authority, Blair County, Ser 78,
     RB Pre-Refunded @ 100 (A)
     6.500%, 07/01/06                    265           294
   Altoona Area School
     District, GO (C)
     6.500%, 07/01/04                    105           118
   Altoona School District, RB (C)
     6.250%, 01/01/03                      5             5
   Armstrong School District,
     GO, MBIA (C)
     7.750%, 12/01/04                     75            85
   Baldwin, Whitehall School
     Building Revenue, RB (C)
     6.625%, 11/15/02                     50            50
   Baldwin, Whitehall School District,
     RB Partially
     Pre-Refunded @ 100 (A)
     6.699%, 11/15/03                    105           122

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1999 (UNAUDITED)



Pennsylvania Municipal Bond Fund--Continued
--------------------------------------------------------------------------------
                                         FACE        MARKET
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Bensalem Township Water &
     Sewer Authority, RB (C)
     6.750%, 12/01/14                 $  280        $  321
   Berks County, Industrial
     Development Authority,
     Construction Fasteners Project,
     RB AMT (B)
     5.400%, 12/01/03                     25            25
   Berks County, Redevelopment
     Multi-Family Authority,
     Woodgate Associates Project,
     Ser A, RB, FNMA (D)
     4.700%, 01/01/09                    180           180
   Blair County, Hospital Authority,
     RB (C)
     6.900%, 07/01/08                  1,235         1,391
   Blairsville-Saltsburg, School
     District, GO, AMBAC (C)
     9.000%, 05/15/03                     50            56
   Borough of Tarentum, Electric
     Revenue, Ser-A, RB,
     Asset Guaranty
     5.500%, 09/01/08                    645           691
   Bucks County, Industrial
     Development Authority, RB (C)
     8.750%, 09/01/04                    125           143
   Bucks County, Redevelopment
     Authority, Warminster Heights,
     Section 8, RB, FHA
     6.250%, 08/01/02                    225           234
   Butler Area Sewer Authority,
     Sewer Revenue, RB
     Pre-Refunded @ 100 (A)
     7.250%, 01/01/04                    265           290
   Butler County, Industrial
     Development Authority, RB (B)
     4.900%, 11/01/03                    700           721
   Cambria County, GO, FGIC
     5.000%, 08/15/08                    475           501
     4.600%, 08/15/09                    180           183
   Cambria County, Hospital
     Authority, Conemaugh Valley
     Memorial Hospital, RB (C)
     7.625%, 09/01/11                    240           288
   Central Dauphin, School District,
     Ser AA, GO, MBIA
     5.000%, 12/01/13                    400           406
   Chester County, Health &
     Educational Facility Authority,
     Immaculata College Project, RB
     5.250%, 10/15/10                    345           347
--------------------------------------------------------------------------------
                                         FACE        MARKET
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Chester County, Health &
     Education Facility Authority,
     Jefferson Health Systems Project,
     Ser B, RB,AMBAC
     4.700%, 05/15/05                 $  275         $ 284
   Chester County, Hospital Authority,
     Paoli Memorial Hospital, RB (C)
     5.500%, 02/01/03                    115           119
   Cresswell Heights, Joint Water
     Authority Revenue, RB (C)
     7.375%, 03/01/07                     85            96
   Cumberland Valley, School Project,
     RB, MBIA (C)
     6.400%, 11/15/01                     25            26
   Dauphin County, General
     Authority, Phoenixville
     Hospital Project, Ser A, RB, FGIC
     5.900%, 07/01/05                    845           939
   Dauphin County, General
     Authority, RB Mandatory
     Put 06/03/02 @ 100
     6.600%, 06/01/26                     50            50
   Dauphin County, General
     Authority, Sub-Ser RRR,
     RB, AMBAC Mandatory Put
     06/01/06 @ 100
     4.600%, 06/01/26                    550           559
   Dauphin County, General School
     Authority, Penncrest School
     Project, RB Mandatory
     Put 06/2/03 @ 100
     6.600%, 06/02/26                    915           986
   Dauphin County, General School
     Authority, RB Mandatory
     Put 6/1/04 @ 100
     6.700%, 06/01/26                  1,220         1,319
   Delaware County, School Authority,
     Haverford School Project, RB
     4.450%, 03/15/09                    475           467
     4.550%, 03/15/10                    495           488
     4.650%, 03/15/11                    520           512
     4.750%, 03/15/12                    495           488
   Delaware County, Revenue
     Authority, Elwyn Project,
     RB, Connie Lee
     6.000%, 06/01/11                  3,250         3,612
   Delaware County, University
     Revenue Authority,
     Villanova University, RB (C)
     9.625%, 08/01/02                    185           206


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
48

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                         FACE         MARKET
                                     AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Delaware County, Authority
     Hospital, Crozer-Chester
     Medical Center Project,
     RB, ACA Insured (C)
     4.850%, 12/01/07                 $  645        $  661
     4.900%, 12/01/08                    550           565
   Delaware River, Port Authority of
     Pennsylvania and New Jersey,
     Delaware Bridges, RB (C)
     6.000%, 01/15/10                     60            65
     6.500%, 01/15/11                    140           157
   Delaware River Port Authority,
     RB (C)
     6.000%, 01/15/10                    105           114
   Derry Township, Sanitation Sewer
     Authority, RB (C)
     6.250%, 08/01/12                     55            60
   Downingtown, Area School District
     Project, GO, FSA
     4.750%, 02/01/13                  1,000           999
   Downingtown, Municipal Water
     Authority, RB, FSA
     4.750%, 09/01/10                    325           332
   Easton, Area School
     Authority, GO (C)
     6.250%, 04/15/02                     85            92
   Economy Municipal Authority,
     Sewer Revenue, RB
     6.000%, 12/15/03                     55            56
   Erie County, Higher Education
     Authority, Mercyhurst College
     Project, RB
     5.700%, 03/15/11                     85            89
   Erie County, Hospital Authority,
     Erie County Geriatric, RB (C)
     6.750%, 07/01/11                    745           860
   Erie County, Hospital Authority,
     Geriatric, RB (C)
     6.250%, 07/01/11                    120           134
   Erie County, Hospital Authority,
     Hamot Health Project,
     RB, AMBAC
     5.000%, 05/15/07                  1,890         1,980
   Erie County, Hospital Authority,
     Hamot Medical Center Project,
     RB (C)
     6.900%, 01/01/05                    275           300
   Erie, Higher Education Building
     Authority, Mercyhurst College
     Project, RB
     5.650%, 03/15/10                    180           189
     5.750%, 03/15/13                  3,000         3,075
--------------------------------------------------------------------------------
                                         FACE        MARKET
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Fayette County, Hospital Authority,
     Uniontown Hospital,
     RB, Connie Lee
     5.100%, 06/15/03                $ 1,065       $ 1,113
     5.200%, 06/15/04                    100           105
     5.300%, 06/15/05                  1,000         1,066
     5.450%, 06/15/07                    740           800
   Financing Authority, Municipal
     Capital Improvements
     Program, RB
     6.600%, 11/01/09                  1,320         1,455
   Franklin Hospital, Special
     Obligation, RB (C)
     7.125%, 10/01/08                     85            97
   Greene County, Industrial
     Development Authority,
     Monongahela Power Company
     Project, Ser B, RB, MBIA
     4.750%, 02/01/07                    935           967
   Greene County, Industrial
     Development Authority,
     West Pennsylvania Power
     Company, Ser B, RB, MBIA
     4.750%, 02/01/07                  2,225         2,300
   Harrisburg, GO (C)
     7.400%, 06/15/04                    225           251
   Harrisburg, Ser A, GO, MBIA (C)
     9.750%, 04/15/04                    110           132
   Hazleton, Area School District
     Authority, Ser B, GO, FGIC
     4.500%, 03/01/05                    140           143
     4.550%, 03/01/06                    155           159
     4.750%, 03/01/08                    175           181
     4.900%, 03/01/09                    175           181
   Hazleton, Area School District
     Authority, Ser A, GO, FGIC
     4.900%, 03/01/09                    835           864
     5.000%, 03/01/10                    685           711
     5.000%, 03/01/11                    545           561
   Hazleton, Area School District
     Authority, Ser C, GO, FGIC
     4.650%, 03/01/07                    100           103
   Hickory Township, Municipal
     Authority, Sewer Revenue, RB (C)
     6.250%, 02/01/14                    305           339
   Higher Education Assistance
     Agency, Ser A, RB,
     AMT, AMBAC
     7.050%, 10/01/16                  3,500         3,675
   Higher Education Authority,
     Ser 1995, RB, Asset Guaranty
     4.850%, 09/15/03                    250           258
     4.950%, 09/15/04                    515           534
     5.150%, 09/15/06                    345           362

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1999 (UNAUDITED)


Pennsylvania Municipal Bond Fund--Continued
--------------------------------------------------------------------------------
                                         FACE         MARKET
                                     AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Higher Education Facilities
     Authority, College & University
     Revenue, Ser 10, RB (C)
     6.900%, 07/01/07                 $  125        $  138
   Higher Education Facilities
     Authority, College of Textile &
     Science, RB
     5.450%, 02/01/07                    200           207
   Higher Education, College of
     Textiles & Science, Ser 1996, RB
     6.050%, 04/01/03                    240           254
     6.150%, 04/01/04                    250           267
     6.250%, 04/01/05                    265           286
     6.350%, 04/01/06                    285           311
     6.450%, 04/01/07                    295           321
     6.550%, 04/01/08                    320           350
     6.600%, 04/01/09                    340           369
   Housing Finance Agency, RB (C)
     7.750%, 12/01/07                     80            90
   Housing Finance Agency, Rental
     Housing, Ser 91, RB, FHA/FNMA(D)
     5.450%, 07/01/06                  2,000         2,115
   Housing Finance Agency,
     Ser 1991-31A, RB, AMT
     6.800%, 10/01/17                    435           457
   Housing Finance Agency, Single-
     Family Mortgage, RB, AMT
     7.800%, 10/01/20                      5             5
   Hummelstown, Municipal
     Authority, RB
     Pre-Refunded @ 100 (A)
     5.700%, 01/01/02                     35            37
   Jefferson County, Municipal
     Authority, RB, MBIA (C)
     7.000%, 12/01/02                     20            21
   Jersey Shore, Area School District,
     GO, MBIA (C)
     9.375%, 03/01/03                    225           256
   Lancaster, Sewer Authority, RB (C)
     6.000%, 04/01/12                    155           168
   Lehigh County, General Purpose
     Authority, Kidspeace
     Corporation Project,
     RB, ACAInsured
     5.800%, 11/01/12                  1,265         1,388
   Lehigh County, General Purpose
     Authority, Muhlenberg Medical
     Center Project, RB (C)
     7.000%, 07/01/04                    100           109
   Lehigh County, General Purpose
      Authority Revenue,
     Saint Lukes Hospital Bethlehem
     Project, RB, AMBAC
     5.300%, 11/15/07                    450           476
--------------------------------------------------------------------------------
                                         FACE         MARKET
                                     AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Lehigh County, GO, FGIC
     5.100%, 11/15/07                 $  200        $  209
   Lower Pottsgrove Township,
     Sewer Authority, RB (C)
     6.250%, 05/01/12                    130           144
   Luzerne County, Ser 91, GO, FGIC
     6.800%, 09/15/02                    500           537
   Lycoming County, Hospital
     Authority, Williamsport
     Hospital, RB, Connie Lee
     5.250%, 11/15/06                  1,300         1,391
   McCandless Township, Sanitation
     Authority, Sewer Project, RB (C)
     6.500%, 09/01/05                     95           104
     6.750%, 11/15/05                    310           344
   Monroeville, Water Authority,
     RB (C)
     7.250%, 12/01/08                     40            45
   Montgomery County, Industrial
     Development Authority, Health
     Facilities, Ecri Project, RB
     6.850%, 06/01/13                  2,115         2,239
   Montgomery County, GO (C)
     9.000%, 08/15/04                     30            34
   Moon, Area School District, GO,
     MBIA (C)
     10.000%, 05/15/99                    10            10
   Mount Lebanon, Hospital
     Authority, RB (C)
     7.000%, 07/01/06                    531           591
   New Brighton, Area School
     Authority, RB, MBIA (C)
     5.850%, 11/15/02                     20            21
   New Castle, Hospital Authority,
     Jameson Memorial Hospital
     Project, RB, MBIA
     5.500%, 07/01/09                    800           869
     6.000%, 07/01/10                    315           357
   Northhampton County, GO
     5.125%, 08/15/17                    735           744
   Northampton County, Industrial
     Development Authority,
     Moravian Hall Square Project,
     Ser A, RB, Asset Guaranty
     5.350%, 07/01/10                    100           104
   Northampton County, Industrial
     Development Authority,
     Moravian Hall Square Project,
     Ser B, RB, Asset Guaranty
     5.350%, 07/01/10                  1,370         1,428
   Northampton, Bucks County
     Municipal Authority
     Water, RB (C)
     6.750%, 11/01/13                     50            56


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
50

--------------------------------------------------------------------------------
                                         FACE      MARKET
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Northeast Allegheny
     County, RB (C)
     6.000%, 05/01/02                 $   40        $   41
   Northeastern Hospital Authority,
     Hospital Revenue, RB (C)
     7.000%, 06/01/06                    395           438
     6.375%, 09/15/07                    175           192
   Northgate, School Authority
     School Building, RB, MBIA (C)
     6.375%, 02/15/07                     95           109
   Owen J. Roberts
     School District, Ser-A, GO, MBIA
     5.150%, 05/15/11                    100           104
   Penn Delco School
     District Project, GO, FGIC
     4.300%, 02/15/10                     85            84
     4.600%, 02/15/13                    100            98
   Pennsylvania Intergovernmental
     Co-op Authority, Funding
     Program, RB, FGIC
     5.500%, 06/15/11                    740           788
   Pennsylvania State, Higher
     Education Authority,
     Drexel University Project,
     RB, MBIA (C)
     10.250%, 05/01/03                    90           104
   Pennsylvania State, Higher
     Education Authority,
     Drexel University Project,
     Second Ser, RB, MBIA
     4.500%, 05/01/06                    870           888
   Pennsylvania State, Higher
     Education Facilities Authority,
     Health Services Allegeny
     Delaware Valley, Ser A, RB, MBIA
     5.600%, 11/15/09                    250           251
     5.600%, 11/15/10                  1,000         1,017
   Pennsylvania State, Higher
     Education Facilities Authority,
     Ursinus College Project, RB
     5.850%, 01/01/17                  1,480         1,521
   Pennsylvania, Housing Finance
     Agency, Single-Family Mortgage
     Project, Ser 36, RB
     5.45%, 10/01/14                     500           509
   Pennsylvania State, Housing
     Finance Agency, Single-Family
     Mortgage, Ser 49, RB, AMT
     5.800%, 10/01/07                    205           213
   Pennsylvania State, COP, AMBAC
     5.400%, 07/01/09                  1,045         1,084
   Perkiomen Valley School District,
     RB, MBIA (C)
     6.500%, 12/01/07                     85            99
--------------------------------------------------------------------------------
                                         FACE        MARKET
                                     AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Peters Township School District,
     GO, MBIA (C)
     0.000%, 11/15/07                 $  100        $   69
   Philadelphia Gas Works,
     Fourteenth Ser, RB, FSA
     6.250%, 07/01/08                  1,000         1,112
   Philadelphia, Hospital & Higher
     Education Authority, Presbyterian
     Medical Center, RB (C)
     6.100%, 12/01/03                    410           453
   Philadelphia, Hospital & Higher
     Education Facilities,
     MR Project, RB
     5.500%, 08/01/01                  1,175         1,212
   Philadelphia, Hospital, Graduate
     Hospital Project, RB (C)
     7.000%, 07/01/10                  1,005         1,151
   Philadelphia, Industrial
     Development Authority,
     National Board of Medical
     Examiners Project, RB
     6.750%, 05/01/12                    950         1,027
   Philadelphia, Redevelopment
     Authority, Home Improvement
     Loan, Ser 95-A, RB, AMT
     5.100%, 12/01/01                    110           112
   Philadelphia, Redevelopment
     Authority, Home Improvement,
     Ser 95A, RB, AMT
     5.100%, 06/01/01                    140           142
   Philadelphia, Redevelopment
     Authority, Home Improvement
     Loan, Ser 1995A, RB, AMT
     5.250%, 06/01/02                    200           204
     5.250%, 12/01/02                    220           225
     5.400%, 06/01/03                    160           164
     5.400%, 12/01/03                    185           190
     5.550%, 06/01/04                     65            67
     5.650%, 12/01/05                     70            73
     6.100%, 12/01/10                  1,000         1,042
   Philadelphia, Redevelopment
     Authority, West Philadelphia
     Project, RB, FNMA (D)
     6.750%, 05/15/04                    580           616
   Philadelphia, School District,
     Ser 91-B, GO, MBIA Partially
     Pre-Refunded @ 101 (A)
     7.000%, 07/01/01                    250           272
   Philadelphia, Water & Sewer
     Authority, Ser 10, RB (C)
     7.350%, 09/01/04                  5,425         6,137
   Pittsburgh, Parking Authority,
     Ser 92-A, RB, FGIC
     5.750%, 12/01/05                    500           539

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1999 (UNAUDITED)


Pennsylvania Municipal Bond Fund--Concluded
--------------------------------------------------------------------------------
                                         FACE       MARKET
                                     AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Pittsburgh, Urban Redevelopment
     Authority, Home Improvement
     Loan Project, Ser B, RB
     5.150%, 02/01/17                 $  175        $  173
   Pittsburg, Urban Redevelopment
     Authority, Home Improvement
     Loan, Ser B, RB
     4.700%, 10/01/10                    100           100
   Pittsburgh, Urban Redevelopment
     Authority, Home Improvement
     Loans, RB, MBIA, FHA
     7.125%, 08/01/04                    480           486
   Pittsburgh, Urban Redevelopment
     Authority, Mortgage Revenue,
     Ser 96 D, RB
     5.900%, 04/01/08                    285           301
   Pittsburgh, Urban Redevelopment
     Authority, Mortgage Revenue,
     Ser A, RB, AMT
     5.750%, 10/01/10                     50            51
   Pittsburgh, Urban Redevelopment
     Authority Mortgage Revenue,
     Ser 1996C, RB, AMT
     5.700%, 10/01/05                    240           250
   Pittsburgh, Urban Redevelopment
     Authority, Mortgage Revenue,
     Ser 1996D, RB
     5.900%, 10/01/08                    290           307
     6.000%, 10/01/09                    310           327
     6.100%, 10/01/10                    330           348
   Pittsburgh, Urban Redevelopment
     Authority, Multi-Family Housing
     Hazlewood Project, Ser A, RB
     5.400%, 01/01/22                  2,000         2,012
   Pittsburgh, Urban Redevelopment
     Authority, Ser B, RB
     6.700%, 04/01/10                     20            21
   Pittsburgh, Urban Redevelopment
     Authority, Ser B, RB
     5.700%, 10/01/11                    105           108
   Pittsburgh, Urban Redevelopment
     Center, Triangle Tax Increment,
     Ser A, RB (B)
     5.750%, 12/01/06                  1,980         2,106
   Pittsburgh, Urban Redevelopment
     Center, Triangle Tax Increment,
     Ser B, RB (B)
     5.750%, 03/15/06                  1,185         1,258
   Pittsburgh, Water and Sewer
     Authority, RB, FGIC (C)
     7.625%, 09/01/04                    160           184
--------------------------------------------------------------------------------
                                         FACE        MARKET
                                     AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Potter County, Hospital Authority,
     Charles Cole Memorial,
     RB, Asset Guaranty
     5.200%, 08/01/03                 $  245        $  255
     5.300%, 08/01/04                    325           342
     5.400%, 08/01/05                    320           340
     5.500%, 08/01/06                    160           171
   Pottsville Hospital Authority,
     Hospital & Warner Clinic, RB
     6.400%, 07/01/03                    930         1,028
   Pottsville Hospital Authority,
     Daughters Of Charity Project, RB
     5.000%, 08/15/12                    260           263
   Quakertown Hospital Authority,
     Community Hospital, RB (C)
     7.125%, 01/01/11                     95           110
   Radnor Township, School Authority,
     Ser A, RB (C)
     9.000%, 10/15/03                     25            28
   Robinson Township Water
     Authority, RB (C)
     5.625%, 05/01/06                     33            35
   Scranton-Lackawanna, Health &
     Welfare Authority, Moses Taylor
     Hospital, RB
     5.550%, 07/01/04                    955           991
     5.650%, 07/01/09                  1,000         1,041
     6.000%, 07/01/09                    940           999
   Scranton-Lackawanna, Health &
     Welfare Authority, Moses Taylor
     Hospital, RB (C)
     6.625%, 07/01/09                    655           738
   Seneca Valley School District,
     Ser A, GO, FGIC
     5.250%, 07/01/07                    200           214
   Shaler School District, RB (C)
     6.250%, 04/15/08                     95           104
   Shaler Township, GO (C)
     6.400%, 08/01/01                     15            16
   Somerset County, Hospital
     Authority, Somerset
     Community Hospital Project,
     Ser B, RB, Asset Guaranty
     5.300%, 03/01/11                    500           520
   Southeastern Greene School
     District, GO (C)
     9.375%, 07/01/03                    140           158
   Southeastern Pennsylvania
     Transportation Authority,
     Ser A, RB, FGIC
     5.125%, 03/01/10                    500           527
     5.125%, 03/01/11                  1,500         1,573


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
52

--------------------------------------------------------------------------------
                                         FACE        MARKET
                                     AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Steel Valley School District, GO (C)
     6.250%, 11/01/06                  $ 130       $   142
   Susquehanna Township Sewer
     Authority, RB (C)
     6.000%, 11/15/13                     55            63
   Swissvale Area School District,
     GO (C)
     6.300%, 12/01/03                     60            67
   Upper Allegheny, Joint Sanitation
     Authority, RB, AMBAC (C)
     9.000%, 09/01/00                     90            95
   Upper Allen Township Sewer
     Authority, RB (C)
     5.750%, 04/01/13                    165           183
   Upper Gwynedd-Towamencin
     Sewer Authority, RB, MBIA (C)
     5.850%, 10/15/06                     65            69
   Upper Perkiomen School District,
     GO (C)
     6.000%, 05/01/04                     30            32
   Upper St. Clair Township,
     School Building Revenue
     Authority, RB
     Pre-Refunded @ 100 (A)
     6.625%, 05/15/06                    215           249
   Washington County, Hospital
     Authority, Shadyside Project,
     Ser 92, RB, AMBAC
     5.875%, 12/15/04                  1,000         1,083
   Westmoreland County, Industrial
     Development Authority,
     Hospital Revenue,
     RB, AMBAC
     5.800%, 07/01/04                    565           614
   Westmoreland County, Industrial
     Development Authority,
     Hospital Revenue, Ser 92-A,
     RB, AMBAC
     5.900%, 07/01/05                    595           647
   Westmoreland County, Municipal
     Authority, Special
     Obligation, GO (C)
     9.125%, 07/01/10                    285           339
   Windber Area Authority, Hospital
     Revenue, RB, FHA
     Pre-Refunded @ 102 (A)
     5.900%, 08/01/05                    295           333
   Wyoming County, Hospital
     Authority, Tyler Memorial, RB (C)
     7.400%, 01/01/05                     80            88
   Wyoming Valley Sanitation
     Authority, RB (C)
     5.125%, 07/01/07                    100             1
--------------------------------------------------------------------------------
                                         FACE        MARKET
                                     AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   York County, Hospital Authority,
     Lutheran Social Services, RB
     5.400%, 04/01/04                 $  500      $    517
     5.600%, 04/01/05                    500           520
     5.800%, 04/01/06                    500           526
   York Township, Water &
     Sewer Authority, RB (C)
     5.900%, 08/01/13                     85            96
                                                  --------
Total Municipal Bonds
   (Cost $106,825)                                 110,713
                                                  --------
Cash Equivalent -- 0.7%
     Provident Money Market
     2.590%, 03/01/99                    789           789
                                                 ---------
Total Cash Equivalent
   (Cost $789)                                         789
                                                 ---------
Total Investments-- 99.1%
   (Cost $107,614)                                 111,502
                                                 ---------
Other Assets and Liabilities, Net -- 0.9%            1,047
                                                 ---------
NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no
   par value) based on 673,557
   outstanding shares of
   beneficial interest                               7,276
Fund Shares of Class B
   (unlimited authorization -- no
   par value) based on 9,837,554
   outstanding shares of beneficial interest       101,267
Accumulated net realized gain
   on investments                                      118
Net unrealized appreciation
   on investments                                    3,888
                                                 ---------
 Total Net Assets -- 100.0%                      $ 112,549
                                                 =========
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE -- CLASS A                      $10.71
                                                 =========
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE -- CLASS B                      $10.71
                                                 =========
AMBAC AMERICAN BOND MUNICIPAL ASSURANCE COMPANY
AMT ALTERNATIVE MINIMUM TAX
COP CERTIFICATE OF PARTICIPATION
FGIC FINANCIAL GUARANTY INSURANCE COMPANY
FHA FEDERAL HOUSING ADMINISTRATION
FNMA FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA FINANCIAL SECURITY ASSISTANCE
GNMA GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
 GO GENERAL OBLIGATION
 MBIA MUNICIPAL BOND INSURANCE ASSOCIATION
 RB REVENUE BOND
 SER SERIES
 (A) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED
     DATE.
 (B) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A
     MAJOR BANK OR FINANCIAL INSTITUTION.
 (C) SECURITY IS ESCROWED TO MATURITY.
 (D) SECURITIES ARE COLLATERALIZED UNDER AN AGREEMENT FROM FNMA/GNMA.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1999 (UNAUDITED)


Massachusetts Municipal Bond Fund
--------------------------------------------------------------------------------
                                         FACE        MARKET
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.1%
MASSACHUSETTS -- 95.8%
   Andover, GO
     5.500%, 12/15/00                 $  750        $  780
   Cambridge, GO
     Callable 08/01/2008 @ 101
     4.800%, 08/01/12                    450           460
   Holyoke, GO, FSA
     5.500%, 06/15/03                     40            43
   Lawrence, GO
     4.875%, 09/15/01                     75            77
   Lynn, Water & Sewer Community
     General, Ser A, RB, FSA
     5.875%, 12/01/06                     40            45
   Malden, GO, MBIA
     Callable 08/01/07 @ 101
     5.000%, 08/01/10                     45            47
   Mashpee, GO, MBIA
     6.250%, 02/01/07                    155           177
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System Project, Ser A, RB
     5.000%, 03/01/02                    175           182
     5.400%, 03/01/07                     45            49
     5.875%, 03/01/15                    185           207
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System Project, Ser C, RB
     5.250%, 03/01/06                  1,000         1,074
   Massachusetts State,
     Development Finance Agency,
     Williston Northampton
     School Project, RB
     6.000%, 10/01/13                    200           200
   Massachusetts State,
     Grant Anticipation Notes,
     Ser A, RB
     5.250%, 12/15/06                     45            48
   Massachusetts State, Health &
     Educational Facilities Authority,
     Caregroup Issue Project, Ser A, RB
     5.000%, 07/01/04                    100           105
   Massachusetts State, Health &
     Educational Facilities Authority,
     Eye & Ear Infirmary Project,
     Ser B, RB, ACA  Insured
     5.000%, 07/01/05                  1,195           203
--------------------------------------------------------------------------------
                                         FACE         MARKET
                                     AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Massachusetts State, Health &
     Educational Facilities Authority,
     Capital Asset Program,
     Ser C, RB (A) (B) (C)
     3.250%, 03/01/99               $    200   $       200
   Massachusetts State, Health &
     Educational Facilities Authority,
     Milford and Whitinsville
     Regional Project, Ser C, RB
     5.000%, 07/15/01                    100           102
   Massachusetts State, Health &
     Educational Facilities Authority,
     North Adams Regional Hospital
     Project, Ser C, RB
     6.750%, 07/01/09                    200           221
   Massachusetts State, Health &
     Educational Facilities Authority,
     Vinfen Corporation Project,
     Ser A, RB, ACA Insured
     4.125%, 11/15/01                    165           166
     5.000%, 11/15/08                    100           104
   Massachusetts State,
     Health & Elderly Facilities
     Authority, Cape Cod Healthcare
     Project, Ser B, RB
     5.000%, 11/15/07                    200           205
   Massachusetts State,
     Health & Elderly Facilities
     Authority, Harvard Pilgrim
     Health Project, Ser A, RB, FSA
     5.250%, 07/01/06                     40            43
   Massachusetts State, Health &
     Higher Education Facilities
     Authority Capital Asset
     Program, Ser B, RB,
     AMBAC (A) (B) (C)
     3.250%, 03/01/99                    200           200
   Massachusetts State, Housing
     Finance Agency, Residential
     Development Project,
     Ser E, RB, FNMA (D)
     6.250%, 11/15/12                     75            81
   Massachusetts State, Industrial
     Finance Agency,
     Museum of Fine Arts Boston
     Project, RB, MBIA
     5.375%, 01/01/07                     45            49
   Massachusetts State,
     Industrial Finance Agency,
     Tufts University Project,
     Ser H, RB
     5.000%, 02/15/01                     45            46


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
54

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                         FACE         MARKET
                                     AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Massachusetts State, Industrial
     Finance Agency,
     Tufts University Project,
     Ser H, RB, MBIA
     5.500%, 02/15/05              $     100   $       108
     5.500%, 02/15/08                    200           219
   Massachusetts State, Industrial
     Finance Agency,
     Worcester Polytechnic Institute
     Project, RB, MBIA
     5.125%, 09/01/12                    370           384
   Massachusetts State, Industrial
     Finance Agency,
     Worcester Polytechnic Project,
     Ser II, RB, MBIA
     5.100%, 09/01/10                    100           105
   Massachusetts State, Ser A, GO
     6.000%, 11/01/06                    500           565
     6.000%, 11/01/11                    150           172
   Massachusetts State, Ser B, RB
     5.000%, 12/15/08                    650           687
   Massachusetts State,
     Ser C, GO, FGIC
     6.000%, 08/01/09                    100           114
   Massachusetts State,
     Special Obligation, Ser A, RB
     7.000%, 06/01/02                     50            55
   Massachusetts State,
     Water Pollution Authority,
     Pool Loan Program, Ser 4, RB
     5.000%, 08/01/06                  1,000         1,061
     5.125%, 08/01/09                     50            53
   Massachusetts State,
     Water Resource Authority,
     Ser C, RB
     5.200%, 12/01/05                    185           196
   New England, Education Loan
     Marketing Corporation,
     Massachusetts Student Loan
     Project, Ser A, RB
     5.800%, 03/01/02                     25            26
   Norton County, GO, FGIC
     4.750%, 10/01/18                     60            58
   Quabbin, Regional School District,
     Ser B, GO, FSA
     4.250%, 06/15/10                    200           201
   Springfield, Municipal Purpose
     Loan, GO, FSA
     5.000%, 11/15/03                    275           290
     5.000%, 11/15/05                    175           186
--------------------------------------------------------------------------------
                                         FACE         MARKET
                                     AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
Worchester, GO, MBIA
     5.750%, 08/01/07                 $   35       $    39
                                                   -------
                                                     9,633
                                                   -------
PUERTO RICO -- 2.3%
   Puerto Rico Commonwealth,
     GO, MBIA
     5.750%, 07/01/12                    100           114
   Puerto Rico Commonwealth,
     Public Import, GO, FSA
     5.500%, 07/01/12                    100           111
                                                   -------
                                                       225
                                                   -------
Total Municipal Bonds
   (Cost $9,846)                                     9,858
                                                   -------
Total Investments-- 98.1%
   (Cost $9,846)                                     9,858
                                                   -------
Other Assets and Liabilities, Net -- 1.9%              194
                                                   -------

NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no
   par value) based on 994,549
   outstanding shares of beneficial interest        10,038
Accumulated net realized gain on investments             2
Net unrealized appreciation on investments              12
                                                   -------
 Total Net Assets -- 100.0%                        $10,052
                                                   =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- CLASS A                        $10.11
                                                   =======
FGIC     FINANCIAL GUARANTY INSURANCE COMPANY
FNMA     FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA      FINANCIAL SECURITY ASSISTANCE
GO       GENERAL OBLIGATION
MBIA     MUNICIPAL BOND INSURANCE ASSOCIATION
RB       REVENUE BOND
SER      SERIES
(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON FEBRUARY 28, 1999.
(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE EARLIER OF THE MATURITY DATE OR THE PUT DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BAN OR FINANCIAL INSTITUTION.
(D) SECURITIES ARE COLLATERALIZED UNDER AN AGREEMENT FROM FNMA.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1999 (UNAUDITED)


New Jersey Municipal Bond Fund
--------------------------------------------------------------------------------
                                         FACE         MARKET
                                     AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 127.9%
NEW JERSEY -- 126.3%
   Atlantic City, GO, AMBAC
     4.750%, 08/15/04                 $   50        $   52
   Camden County, Import
     Authority, County Guaranteed
     Project, Ser B, RB, FGIC
     5.000%, 12/01/08                    250           266
   Delaware River Port Authority of
     Pennsylvania & New Jersey,
     Port District Project,
     Ser B, RB, MBIA
     4.000%, 01/01/03                     50            50
   Edison Township, GO, AMBAC
     Callable 01/01/04 @ 102
     5.000%, 01/01/04                     50            53
   Essex County, General
     Improvement, GO, AMBAC
     4.875%, 11/15/02                     50            52
   Essex County, Improvement
     Authority Lease, County Jail
     and Youth House Project,
     RB, AMBAC
     Callable 12/01/06 @ 102
     4.850%, 12/01/06                     50            53
   Flemington-Raritan, Regional
     School District, GO, FGIC
     4.000%, 05/01/07                    250           247
   Greenwich Township, GO
     4.000%, 01/15/04                    400           401
   Hackensack, GO
     4.000%, 06/01/04                    250           251
   Highland Park, School District,
     GO, MBIA
     6.550%, 02/15/05                    300           342
   Hopewell Township, General
     Import Authority, GO
     4.000%, 09/01/01                    365           369
   Jackson Township, School District,
     GO, FSA
     4.500%, 12/15/00                    500           511
   Jersey City, GO, AMBAC
     4.500%, 03/01/07                    300           307
   Jersey City, Municipal Utilities
     Authority Water Revenue,
     RB, FSA
     5.000%, 04/01/07                  1,000         1,059
   Longport, GO, FSA
     4.350%, 08/15/02                     50            51
   Lower Township Municipality,
     Utilities Authority, RB, MBIA
     4.200%, 12/01/08                     50            50
--------------------------------------------------------------------------------
                                         FACE        MARKET
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Lumberton Township,
     Board of Education, GO, FSA
     4.100%, 02/15/07                 $  245        $  246
   Mercer County, Improvement
     Authority, County Golf Course
     Project, RB, FGIC
     4.300%, 12/01/06                     50            51
   Middlesex County, COP, MBIA
     4.375%, 02/15/08                    100           101
   Monmouth County, Import
     Authority, Pooled Government
     Lien Project, RB, AMBAC
     4.100%, 12/01/06                    400           401
   Montgomery County,
     Board of Education, COP, MBIA
     4.100%, 09/01/07                    100           100
   Montgomery Township,
     Board of Education, COP, MBIA
     4.000%, 09/01/06                    175           175
   New Jersey State, Economic
     Development Authority,
     Eldorado Terminal Project,
     Ser 1984B, RB (A) (B) (C)
     3.100%, 03/01/99                  2,100         2,100
   New Jersey State, Economic
     Development Authority
     Revenue, Arbor Glen Project,
     Ser A, RB
     8.750%, 05/15/06                    180           234
   New Jersey State, Economic
     Development Authority, United
     Water New Jersey Inc. Project,
     Ser B, RB, AMBAC (A) (B) (C)
     3.100%, 03/01/99                  1,600         1,600
   New Jersey State, Educational
     Facilities Authority,
     Georgian Court College Project,
     Ser B, RB
     4.625%, 07/01/06                    300           303
   New Jersey State, Education
     Facilities Authority, Seton Hall
     University Project,
     Ser A, RB, FGIC
     6.100%, 07/01/01                    450           476
   New Jersey State, GO
     4.000%, 04/01/01                     50            51
   New Jersey State, GO
     6.800%, 09/15/01                    550           602
   New Jersey State, Healthcare
     Facilities Financing Authority,
     Catholic Health East Project,
     Ser E, RB, AMBAC
     4.200%, 11/15/08                    100            99
     4.300%, 11/15/09                    175           174


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
56

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                         FACE        MARKET
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   New Jersey State, Healthcare
     Facilities Financing Authority,
     Saint Barnabas Hospital Project,
     Ser C, RB, MBIA
     5.000%, 07/01/08                 $  500        $  503
   New Jersey State, Healthcare Facilities
     Financing Authority,
     Saint Barnabas Medical Center
     Project, Ser A, RB, MBIA
     4.500%, 07/01/08                     50            51
   New Jersey State, Healthcare
     Facilities Financing Authority,
     Virtua Health Project, RB, FSA
     4.200%, 07/01/06                    500           503
   New Jersey State, Transportation
     Authority, Transportation System
     Project, Ser A, RB
     4.250%, 06/15/00                    500           506
   New Jersey State, Transportation
     Authority, Transportation
     Systems Project, Ser B, RB
     4.750%, 06/15/02                     50            52
   Newark, General Import Project,
     GO, AMBAC
     5.400%, 10/01/07                    200           218
   North Bergen Township,
     GO, AMBAC
     4.500%, 11/01/03                    125           129
     4.500%, 11/01/06                    300           310
     4.500%, 11/01/08                    300           308
   Oakland, GO, FSA
     4.050%, 12/01/00                    225           228
   Ocean County, GO
     3.950%, 10/01/02                     50            50
   Passaic County, GO, MBIA
     4.625%, 09/01/05                    275           286
   Pleasantville, School District, GO,
     MBIA
     4.750%, 02/15/05                     50            52
   Point Pleasant, Water Sewer Utility
     Project, GO, FSA
     4.400%, 09/01/07                    130           133
   Port Authority of New York &
     New Jersey, RB
     3.875%, 08/01/01                    200           201
   Port Authority of New York &
     New Jersey, Versatile Structure
     Obligation Project, Ser 2,
     RB (A) (B)(C)
     3.150%, 03/01/99                    400           400
   Readington Township, GO
     5.250%, 04/15/03                    125           132
   Riverside Township, GO, FSA
     4.450%, 09/01/05                    125           129
--------------------------------------------------------------------------------
                                         FACE         MARKET
                                     AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Somerset Raritan Valley,
     Sewer Authority,
     Ser A, RB, MBIA
     4.500%, 07/01/03               $     50      $     52
   Sussex County, GO, FGIC
     4.500%, 04/01/05                  1,000         1,029
   Trenton, GO, FSA
     4.125%, 09/15/06                    250           252
   Wall Township, School District
     Authority, GO, FSA
     4.350%, 07/15/03                    500           513
                                                   -------
                                                    16,864
                                                   -------
PUERTO RICO -- 1.6%
   Puerto Rico, Electric Power
     Authority, Ser GG, RB, FSA
     5.000%, 07/01/07                    200           213
                                                   -------
Total Municipal Bonds
   (Cost $17,040)                                   17,077
                                                   -------
Total Investments-- 127.9%
   (Cost $17,040)                                   17,077
                                                   -------
Other Assets and Liabilities, Net -- (27.9%)
   Securities purchased payable                     (4,183)
   Other assets and liabilities, net                   455
                                                   -------
Total other assets and liabilities, net             (3,728)
                                                   -------
NET ASSETS:
Fund Shares of Class A (unlimited
 authorization -- no par value) based on
 1,314,575 outstanding shares of
 beneficial interest                                13,311
Accumulated net realized gain on investments             1
Net unrealized appreciation on investments              37
                                                   -------
Total Net Assets -- 100.0%                         $13,349
                                                   =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                       $10.15
                                                   =======
AMBAC    AMERICAN BOND MUNICIPAL ASSURANCE COMPANY
COP      CERTIFICATE OF PARTICIPATION
FGIC     FINANCIAL GUARANTY INSURANCE COMPANY
FSA      FINANCIAL SECURITY ASSISTANCE
GO       GENERAL OBLIGATION
MBIA     MUNICIPAL BOND INSURANCE ASSOCIATION
RB       REVENUE BOND
SER      SERIES
(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON FEBRUARY 28, 1999.
(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE EARLIER OF THE MATURITY DATE OR THE PUT DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1999 (UNAUDITED)


New York Municipal Bond Fund
--------------------------------------------------------------------------------
                                         FACE          MARKET
                                     AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 104.4%
NEW YORK -- 104.4%
   Arlington County, Central School
     District Project, Ser B, GO, FGIC
     6.000%, 12/15/02                 $  250        $  271
   Erie County, GO, FGIC
     5.000%, 11/01/04                    200           212
   Levittown County, New York
     University Authority,
     Free School District Project,
     GO, FSA
     5.300%, 10/01/05                    115           124
   Long Island County, Power
     Authority, New York Electric
     Systems Revenue Project, RB, FSA
     5.000%, 04/01/06                    150           158
   Long Island County, Power
     Authority, New York Electric
     Systems Revenue Project,
     Sub-Ser 8, RB, MBIA
     5.000%, 04/01/06                    200           209
   Long Island County, Power
     Authority, New York Electric
     Systems Project, Sub-Ser 6,
     RB (A) (B)(C)
     3.200%, 03/01/99                    600           600
   Nassau County, General Imports
     Project, Ser Y, GO, FGIC
     5.000%, 03/01/08                    200           211
   Nassau County, Industrial
     Development Agency Authority,
     Hofstra University Project, RB
     5.250%, 07/01/08                    100           108
   Nassau County, Ser A, GO, FGIC
     5.500%, 07/01/06                     60            65
   Naussa County, Industrial
     Development Agency Authority,
     Hofstra University Project,
     RB, MBIA
     5.250%, 07/01/12                    130           140
   New York, Ser J, GO, FGIC
     5.250%, 08/01/07                    190           203
   New York City, Health and
     Hospital Project, Ser A, RB
     6.000%, 02/15/05                     45            49
   New York City, Metropolitan
     Transportation Authority,
     Commuter Facilities Project,
     Ser C-1, RB, FGIC
     6.000%, 07/01/07                    140           157
--------------------------------------------------------------------------------
                                         FACE      MARKET
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   New York City, Municipal
     Assistance Corporation
     Authority, Ser N, RB, GO
     5.000%, 07/01/06                 $  250        $  264
   New York City, Municipal
     Assistance Corporation
     Authority, Ser G, GO
     6.000%, 07/01/07                    225           253
   New York City, Municipal Water
     Finance Authority, Water &
     Sewer System Project, Ser D, RB
     5.000%, 06/15/08                    200           211
   New York City, Transitional
     Finance Authority, Future Tax
     Secured Project, Ser A, RB
     5.000%, 11/15/07                    325           347
     5.000%, 11/15/02                    200           210
     5.000%, 08/15/11                    300           311
   New York City, Transitional
     Finance Authority, Future Tax
     Secured Project, Ser B, RB
     5.125%, 11/01/10                    200           214
   New York City, Transportation
     Facilities Authority, Livingston
     Plaza Project, RB, FSA
     5.400%, 01/01/18                    105           112
   New York State, Battery
     Park City Authority, Ser A, RB
     5.000%, 11/01/08                     60            62
   New York State, Dormitory
     Authority, La Salle 1 Project,
     Ser B, RB, AMBAC
     5.000%, 07/01/06                    130           137
   New York State, Dormitory
     Authority, Mental Health
     Services Facilities Project,
     Ser D, RB, MBIA
     5.000%, 08/15/04                    125           131
     5.000%, 08/15/05                    150           158
   New York State, Dormitory
     Authority, New York &
     Presbyterian Hospital Project,
     RB, AMBAC
     5.500%, 02/01/09                    300           327
     5.500%, 08/01/09                    500           546
   New York State, Dormitory
     Authority, Rochester Institute of
     Technology Project, RB, MBIA
     6.000%, 07/01/07                    300           339


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
58

--------------------------------------------------------------------------------
                                         FACE        MARKET
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   New York State, Dormitory
     Authority, 835 Schools Project,
     Issue 2, Ser F, RB, AMBAC
     5.000%, 07/01/05                $   220       $   232
   New York State, Dormitory
     Authority Revenue,
     State University Athletic
     Facility Project, RB, MBIA
     5.250%, 07/01/13                    100           105
   New York State, Dormitory
     Authority, Saint John's
     University Project, RB, MBIA
     5.000%, 07/01/10                    230           241
   New York State, Dormitory
     Authority, University of
     Rochester Project,
     Ser A, RB, MBIA
     5.000%, 07/01/04                    125           132
   New York State,
     Energy Research &
     Development Authority,
     State Electric & Gas Project,
     RB (A) (B) (C)
     3.250%, 03/01/99                  1,400         1,400
   New York State, Environment
     Facility Corporation,
     Pollution Control Revenue,
     State Water, Revolving Fund
     Pooled, RB
     Callable 05/15/04 @ 102
     5.300%, 11/15/05                     50            54
   New York State, Environmental
     Facilities Corporation,
     State Water Project, RB
     5.750%, 06/15/08                    385           432
   New York State, GO
     6.500%, 03/15/05                    100           113
     5.200%, 07/15/07                    100           107
   New York State, GO, FGIC
     5.250%, 08/01/06                    100           107
   New York State, Housing Finance,
     Hospital and Healthcare
     Project, Ser A, RB, MBIA
     5.000%, 11/01/11                    100           103
   New York State, Local
     Government Assistance
     Corporation, Ser A, GO
     6.000%, 04/01/06                    150           167
--------------------------------------------------------------------------------
                                         FACE          MARKET
                                     AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   New York State, Local
     Government Assistance
     Corporation, Ser A,
     RB, AMBAC
     5.000%, 04/01/04                 $  325        $  342
   New York State, Local
     Government Assistance
     Corporation, Ser C, GO
     5.700%, 04/01/03                    150           161
   New York State, Medical Care
     Facility Finance Agency,
     Mental Health Services
     Facilities Project,
     Ser C, RB, MBIA
     5.250%, 08/15/03                    375           396
   New York State,
     Ser D, GO, AMBAC
     5.000%, 07/15/12                    150           154
   New York State, Ser F, GO
     5.000%, 09/15/06                    100           106
   New York State, Thruway
     Authority, Highway and
     Bridge Transportation Project,
     Ser A, RB, MBIA
     6.250%, 04/01/04                    100           111
   New York State, Thruway
     Authority, Highway and
     Bridge Transportation Project,
     Ser B, RB, FSA
     5.000%, 04/01/17                    150           150
   New York State, Thruway
     Authority, Highway & Bridge
     Transportation Project,
     Ser B, RB, MBIA
     6.000%, 04/01/05                    225           249
   New York State, Triborough
     Bridge and Tunnel Authority,
     General Purpose Project,
     Ser Y, RB
     5.800%, 01/01/06                    175           193
   New York State, Triborough
     Bridge & Tunnel Authority,
     Special Obligation Project,
     Ser A, RB, MBIA
     5.125%, 01/01/14                    175           181
   New York State, Urban
     Development Corporation,
     Community Enhancement
     Facilities Project, RB, AMBAC
     5.000%, 04/01/07                    300           314

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1999 (UNAUDITED)


New York Municipal Bond Fund--Concluded
--------------------------------------------------------------------------------
                                         FACE          MARKET
                                     AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   New York State, Urban
     Development Corporation,
     Correctional Facilities Services
     Contract Project,
     Ser B, RB, AMBAC
     5.000%, 01/01/08               $    200     $     211
   New York State, Urban
     Development Corporation,
     State Facilities Project, RB
     6.250%, 04/01/03                    100           108
   New York State, Urban
     Development Authority,
     Correctional Capital Facilities
     Project, Ser 4, RB
     6.250%, 04/01/05                    100           111
   New York State, Urban
     Development Corporation,
     State Facilities Project,
     RB, AMBAC
     5.500%, 01/01/09                    200           219
   New York State, Urban
     Development Corporation,
     Higher Education Technology
     Grants, RB, MBIA
     5.100%, 04/01/01                    100           103
   Suffolk County, Industrial
     Development Agency,
     Southwest Sewer Systems
     Project, RB, MBIA
     5.000%, 02/01/03                    200           208
   Syracuse County, Ser B, GO, FSA
     5.000%, 10/01/05                    200           211
   Yonkers County, GO, AMBAC
     5.000%, 12/01/10                    390           407
   Westchester County, Dormitory
     Authority, Lease Revenue Court
     Facilities Project, RB, AMBAC
     5.000%, 08/01/08                    140           148
                                                   -------
Total Municipal Bonds
   (Cost $13,370)                                   13,405
                                                   -------
Total Investments-- 104.4%
   (Cost $13,370)                                   13,405
                                                   -------
Other Assets and Liabilities, Net -- (4.4%)           (559)
                                                   -------
--------------------------------------------------------------------------------
                                         FACE         MARKET
                                     AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no
   par value) based on 1,265,049
   outstanding shares of
   beneficial interest                            $ 12,815
Accumulated net realized loss
   on investments                                       (4)
Net unrealized appreciation
on investments                                          35
                                                  --------
Total Net Assets -- 100.0%                        $ 12,846
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                       $10.15
                                                  ========


AMBAC    AMERICAN BOND MUNICIPAL ASSURANCE COMPANY
FGIC     FINANCIAL GUARANTY INSURANCE COMPANY
FSA      FINANCIAL SECURITY ASSISTANCE
GO       GENERAL OBLIGATION
MBIA     MUNICIPAL BOND INSURANCE ASSOCIATION
RB       REVENUE BOND
SER      SERIES
(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON FEBRUARY 28, 1999.
(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE EARLIER OF THE MATURITY DATE OR THE PUT DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.

California Municipal
Bond Fund

MUNICIPAL BONDS -- 114.1%
CALIFORNIA -- 113.2%
   Abag, Financial Authority for
     Non-Profit Corporations,
     YMCA San Francisco
     Refinancing Project,
     Ser A, COP, ACA Insured
     4.200%, 10/01/04                 $  100        $  100
     4.300%, 10/01/05                    100           100
     4.400%, 10/01/06                    100           100
   Alameda, Public Financing
     Authority, RB
     4.600%, 09/02/03                    500           503
   Brea, Public Financing Authority,
     Lease Revenue Project, RB, MBIA
     4.000%, 07/01/07                    585           582


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
60

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                         FACE         MARKET
                                     AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Bret Harte, Unified High School
     District, Capital Improvements
     Project, RB, FSA
     3.900%, 09/01/03                 $   80        $   81
   Calabasas, Community Facilities
     District 98-1, GO
     5.000%, 09/01/05                    200           199
     5.100%, 09/01/06                    100           100
     5.200%, 09/01/07                    150           149
   California Educational Facilities
     Authority, University of
     San Diego Project, RB, AMBAC
     0.000%, 10/01/09                    725           459
   California Health Facilities
     Finance Authority, St. Joseph's
     Health Systems Project,
     Ser A, RB (A) (B) (C)
     3.000%, 03/01/99                  3,000         3,000
   California Health Facilities
     Finance Authority, Summit
     Medical Center Project,
     Ser A, RB, FSA
     5.250%, 05/01/03                     50            53
   California Health Facilities
     Financial Authority,
     Catholic Healthcare West Project,
     Ser A, RB, MBIA
     5.500%, 07/01/06                    150           164
   California Health Facilities
     Financing Authority,
     Downey Community Hospital
     Project, RB
     5.100%, 05/15/02                    155           161
   California Pollution Control
     Financing Authority,
     Pacific Gas and Electric
     Project, RB (A) (B) (C)
     3.050%, 03/01/99                  2,100         2,100
   California State, GO
     5.500%, 10/01/06                    100           110
   California State Public Works
     Board, Energy Efficiency Project,
     Ser A, RB, AMBAC
     4.000%, 10/01/06                    715           717
   California State Public Works
     Board, University of California
     Project, Ser C, RB, AMBAC
     5.250%, 09/01/07                    250           271
   California State Public Works
     Board, University of California
     Project, Ser F, RB
     5.250%, 12/01/06                    500           542
--------------------------------------------------------------------------------
                                         FACE         MARKET
                                     AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   California State, University
     Revenue and Colleges Authority,
     Housing Systems Project,
     RB, FGIC
     4.700%, 11/01/01                 $   50        $   52
   Central Valley, School District
     Financing Authority,
     Ser A, RB, MBIA
     5.800%, 08/01/03                    250           272
     0.000%, 02/01/08                    250           172
   Chaffey, Community College
     District, COP
     4.300%, 09/01/06                    295           300
   Coalinga, Public Financing
     Authority, Senior Lien Project,
     Ser A, RB, AMBAC
     5.500%, 09/15/08                    625           693
   El Monte, Department of Public
     Social Services Facilities,
     COP, AMBAC
     4.100%, 06/01/08                    500           499
     4.200%, 06/01/09                    500           499
   El Rancho, Unified School District,
     Capital Appreciation Project,
     Ser B, GO, FGIC
     0.000%, 08/01/05                    285           221
   El Rancho, Unified School District,
     Ser B, GO, FGIC
     0.000%, 08/01/04                    200           162
   Elk Grove, Unified School Disrict,
     Community Facilities District
     No. 1 Project, GO, AMBAC
     6.500%, 12/01/06                     75            88
   Fairfield, Housing Authority,
     Creekside Estates Mobile
     Project, RB
     5.050%, 09/01/06                    265           266
     5.150%, 09/01/07                    220           222
   Folsom, Public Financing
     Authority, 1998 Water Project,
     RB, FGIC
     3.650%, 11/01/03                    390           390
   Fontana, Redevelopment Agency,
     Southwest Industrial Park
     Project, GO, MBIA
     4.000%, 09/01/01                     85            86
   Fowler, Unified School District,
     GO, MBIA
     4.650%, 01/01/08                    140           145
     4.700%, 01/01/09                    145           150
   Fresno, Joint Powers Financing
     Authority, RB, AMBAC
     0.000%, 09/01/07                    250           176

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1999 (UNAUDITED)


California Municipal Bond Fund--Concluded
--------------------------------------------------------------------------------
                                         FACE          MARKET
                                     AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Golden West, Schools Financing
     Authority, Refunding Project,
     Ser A, RB, MBIA
     6.450%, 08/01/09                 $  250        $  296
   Hawthorne, California School
     District, Ser B, GO, FGIC
     0.000%, 11/01/09                    500           316
   HI Desert, Memorial Healthcare
     District, RB
     5.000%, 10/01/05                    250           250
   Holtville, Public Financing
     Authority, Water Revitalization
     Project, RB, FSA
     3.850%, 12/01/04                    140           141
     3.950%, 12/01/05                    145           146
     4.050%, 12/01/06                    145           146
     4.150%, 12/01/07                    155           156
     4.200%, 12/01/08                    160           161
   Inglewood, Redevelopment
     Agency, Merged Redevelopment
     Project, Ser A, GO, AMBAC
     3.875%, 05/01/05                    600           600
     4.000%, 05/01/06                    500           501
   Irvine Ranch, Water District,
     RB (A) (B)(C)
     3.100%, 03/01/99                  1,400         1,400
   Lake Elsinore, Public Financing
     Authority, Local Agency Project,
     Ser G, RB
     5.100%, 09/02/04                    200           199
   Lake Elsinore, Unified School
     District, Refunding Project,
     COP, MBIA
     3.900%, 02/01/06                    245           243
     4.000%, 02/01/08                    200           198
   Le Habra, Viewpark
     Project, Ser A, COP, FSA
     4.000%, 09/01/06                    200           200
   Los Angeles County, Metropolitan
     Transportation Authority,
     1st Tier Project, Ser A, RB, FSA
     5.000%, 07/01/04                    300           318
     5.250%, 07/01/09                  1,100         1,192
   Los Angeles County, Schools
     Regionalized Business Services,
     Pooled Financing Project,
     Ser B, COP, MBIA
     4.000%, 09/01/07                    140           139
   Los Angeles, Regional Airport
     Improvement, American
     Airlines Project, Ser F, RB
     3.350%, 03/01/99                    400           400
--------------------------------------------------------------------------------
                                         FACE         MARKET
                                     AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Los Angeles, Regional Airport
     Improvement Corporation Lease,
     Sublease Los Angeles
     International Airport (LAX),
     RB (A) (B) (C)
     3.350%, 03/01/99                 $  500        $  500
   Madera County, Valley Childrens
     Hospital Project, COP, MBIA
     6.250%, 03/15/07                     50            57
   Metropolitan Water District
     Southern California, Waterworks
     Authority, Ser A, RB
     5.500%, 07/01/05                    100           109
   Midpeninsula, Regional Open
     Space District, Financing
     Authority, RB, AMBAC
     4.200%, 09/01/09                  1,005         1,002
   Mountain Empire, Unified School
     District, Ser A, GO, MBIA
     3.950%, 09/01/06                     65            65
   Natomas, Unified School District,
     1999 Refunding Project,
     GO, MBIA
     5.550%, 09/01/08                    150           167
     5.600%, 03/01/09                    225           250
     5.600%, 09/01/09                    370           413
   Northern California Power Agency,
     Multiple Capital Facilities Project,
     Ser A, RB, AMBAC
     4.000%, 08/01/07                    130           129
   Northern California Power Agency,
     Transmission Project No. 1,
     Ser A, RB, AMBAC
     4.000%, 08/15/05                    365           368
     4.000%, 08/15/06                    300           301
   Orange County,
     Recovery Authority,
     Ser A, COP, MBIA
     6.000%, 07/01/08                    500           570
   Orange County, Sanitation District,
     COP, AMBAC (A) (B) (C)
     3.100%, 03/01/99                    800           800
   Pasadena, Unified School District,
     Ser A, GO, FGIC
     5.625%, 05/01/08                    255           284
   Pomona, Unified School District,
     Ser A, GO, FGIC
     5.450%, 02/01/06                    195           212
   Richgrove, Elementary School
     District, Construction and
     Refinancing Project, COP, FSA
     4.150%, 12/01/08                    105           105
     4.150%, 12/01/09                    110           109


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
62

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                         FACE         MARKET
                                     AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Riverside County, Community
     Facilities District No. 84-2, GO
     3.850%, 09/01/99                 $  125        $  125
     4.050%, 09/01/00                    300           300
   Rohnert Park, Capital Facilities
     Project, COP, AMBAC
     4.100%, 07/01/09                    165           163
   Sacramento County, Public
     Facilities, Gas to Energy Project,
     COP, MBIA
     4.000%, 12/01/04                    300           303
   Salinas, Ser A, COP, AMBAC
     4.000%, 09/01/07                    165           164
   San Diego, Public Facility
     Financing Authority,
     Lein Reassessment Project,
     Ser A, AMBAC
     4.100%, 09/02/09                    730           722
   San Diego, Redevelopment
     Agency, Center City
     Redevelopment Project,
     Ser A, GO, AMBAC
     5.000%, 09/01/09                    300           319
   San Francisco City & County,
     Airport Authority International
     Airport, Ser 20, RB
     5.000%, 05/01/08                    300           320
   Torrance, United School District,
     Ser A, GO
     4.750%, 08/01/08                    500           524
   Tustin, Unified School District,
     Community Facilities
     District No. 88-1, RB
     4.000%, 09/01/06                    350           351
   University of California, Multiple
     Purpose Projects, RB, AMBAC
     10.000%, 09/01/02                 1,300         1,568
   Walnut, Import Agency,
     Ser A, GO, MBIA
     4.000%, 09/01/07                    245           244
     4.000%, 09/01/08                    255           253
                                                   -------
                                                    31,683
                                                   -------
PUERTO RICO -- 0.9%
   Puerto Rico, Electric Power
     Authority, Ser GG, RB, FSA
     5.000%, 07/01/07                    250           266
                                                   -------
Total Municipal Bonds
   (Cost $31,897)                                   31,949
                                                   -------
Total Investments -- 114.1%
   (Cost $31,897)                                   31,949
                                                   -------
Other Assets and Liabilities, Net -- (14.1%)        (3,953)
                                                   -------
--------------------------------------------------------------------------------

                                                     VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no
   par value) based on 2,733,634
   outstanding shares of beneficial
   interest                                       $ 27,903
Distribution in excess of net
   investment income                                    (1)
Accumulated net realized gain
   on investments                                       42
Net unrealized appreciation on investments              52
                                                  --------
 Total Net Assets -- 100.0%                       $ 27,996
                                                  ========

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                       $10.24
                                                  ========

AMBAC    AMERICAN BOND MUNICIPAL ASSURANCE COMPANY
COP      CERTIFICATE OF PARTICIPATION
FGIC     FINANCIAL GUARANTY INSURANCE COMPANY
FSA      FINANCIAL SECURITY ASSISTANCE
GO       GENERAL OBLIGATION
MBIA     MUNICIPAL BOND INSURANCE ASSOCIATION
RB       REVENUE BOND
SER      SERIES
(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON FEBRUARY 28, 1999.
(B) PUT AND DEMAND FEATURE -- THE
    DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE EARLIER OF THE
    MATURITY DATE OR THE PUT DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.
                                                                             63

STATEMENT OF OPERATIONS (000)
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- FOR THE SIX MONTH PERIOD ENDED FEBRUARY 28, 1999 (UNAUDITED)

                                                        -------------        -----------------     ---------------------
                                                                                 CALIFORNIA             INSTITUTIONAL
                                                          TAX FREE               TAX EXEMPT               TAX FREE
                                                            FUND                    FUND                    FUND
                                                        -------------        -----------------     ---------------------
INVESTMENT INCOME:
   Interest Income                                         $ 9,660                $ 8,695                  $16,495
                                                          --------                -------                  -------
EXPENSES:
   Management Fees                                           1,033                    672                    1,755
   Waiver of Management Fees                                    --                    (49)                    (487)
   Investment Advisory Fees                                    112                    114                      190
   Waiver of Investment Advisory Fees                           --                     --                       --
   Custodian/Wire Agent Fees                                    29                     22                       42
   Professional Fees                                            21                     22                       32
   Pricing Fees                                                  2                      2                        3
   Registration Fees                                            26                     10                       38
   Trustee Fees                                                  6                      6                       10
   Shareholder Servicing Fees (1)                              718                  2,048                    1,279
   Shareholder Servicing Fee Waivers                          (672)                  (730)                  (1,065)
   Printing Fees                                                 9                     12                       17
   Insurance Fees                                                2                      2                        4
   Other Expenses                                                5                      6                        5
                                                          --------                -------                  -------
   Total Expenses                                            1,291                  2,137                    1,823
                                                          --------                -------                  -------
NET INVESTMENT INCOME                                        8,369                  6,558                   14,672
                                                          --------                -------                  -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
   Net Realized Gain (Loss) on Investments                     (11)                    --                       (5)
                                                          --------                -------                  -------
   Net Realized and Unrealized
     Depreciation on Investments                                --                     --                       --
                                                          --------                -------                  -------
   Net Realized and Unrealized Gain (Loss)
     on Investments                                            (11)                    --                       (5)
                                                          --------                -------                  -------

NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                             $  8,358                $ 6,558                  $14,667
                                                          ========                =======                  =======

(1) INCLUDES CLASS SPECIFIC DISTRIBUTION EXPENSES.
     AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
64

  ------------------     ----------------       --------------------
    PENNSYLVANIA          INTERMEDIATE-            PENNSYLVANIA
     TAX FREE             TERM MUNICIPAL              MUNICIPAL
      FUND                    FUND                   BOND FUND
  ------------------     ----------------       --------------------

      $   952                $12,158                 $ 2,738
      -------                -------                 -------

          100                    629                     187
          (21)                   (30)                    (46)
           11                    864                     107
           --                     --                      --
            2                     24                       3
            1                     23                       1
           --                     17                       1
            1                     27                       1
            1                      5                       1
           70                    655                     160
          (70)                  (655)                   (156)
            1                      4                       1
            1                      4                      --
            1                      4                       1
      -------                -------                 -------
           98                  1,571                     261
      -------                -------                 -------
          854                 10,587                   2,477
      -------                -------                 -------


           (2)                 2,271                     122
      -------                -------                 -------

           --                   (589)                    (92)
      -------                -------                 -------

           (2)                 1,682                      30
      -------                -------                 -------


      $   852                $12,269                 $ 2,507
      =======                =======                 =======



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                            65

STATEMENT OF OPERATIONS (000) (concluded)
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- FOR THE SIX MONTH PERIOD ENDED FEBRUARY 28, 1999 (UNAUDITED)

                                         --------------------   -----------------    --------------    ----------------
                                              MASSACHUSETTS        NEW JERSEY           NEW YORK          CALIFORNIA
                                                MUNICIPAL           MUNICIPAL           MUNICIPAL          MUNICIPAL
                                                  BOND                BOND                BOND               BOND
                                                  FUND                FUND                FUND               FUND
                                         -------------------    -----------------     -------------     ---------------
   Interest Income                                $ 118             $   126              $  133            $  261
                                                  -----             -------              ------            ------
EXPENSES:
   Management Fees                                    7                   8                   8                17
   Waiver of Management Fees                         (1)                 (1)                 (1)               (2)
   Investment Advisory Fees                          10                  11                  11                23
   Waiver of Investment Advisory Fees                --                  --                  --                --
   Custodian/Wire Agent Fees                         --                  --                  --                --
   Professional Fees                                 --                  --                  --                 1
   Pricing Fees                                      --                  --                  --                --
   Registration Fees                                  1                   1                   1                 2
   Trustee Fees                                      --                  --                  --                --
   Shareholder Servicing Fees (1)                     7                   8                   8                17
   Shareholder Servicing Fee Waivers                 (7)                 (8)                 (8)              (17)
   Printing Fees                                     --                  --                  --                --
   Insurance Fees                                    --                  --                  --                --
   Other Expenses                                     1                   1                  --                 1
                                                  -----             -------              ------            ------
   Total Expenses                                    18                  20                  19                42
                                                  -----             -------              ------            ------
NET INVESTMENT INCOME                               100                 106                 114               219
                                                  -----             -------              ------            ------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
   Net Realized Gain (Loss) on Investments            1                   1                  (4)               69
   Net Change in Unrealized Appreciation
     of Investments                                   7                  33                  28                44
                                                  -----             -------              ------            ------
   Net Realized and Unrealized Gain
     on Investments                                   8                  34                  24               113
                                                  -----             -------              ------            ------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                     $ 108             $   140              $  138            $  332
                                                  =====             =======              ======            ======

     AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- FOR THE SIX MONTH PERIOD ENDED FEBRUARY 28, 1999 (UNAUDITED) AND FOR THE YEAR ENDED AUGUST 31, 1998

                                                  ------------------    ---------------------     -------------------
                                                                               CALIFORNIA             INSTITUTIONAL
                                                       TAX FREE                TAX EXEMPT                TAX FREE
                                                         FUND                     FUND                    FUND
                                                  ------------------    ---------------------     -------------------
                                                   1999       1998         1999       1998          1999       1998
                                                  -------  ---------    ----------  ---------     -------- ----------
INVESTMENT ACTIVITIES:
   Net investment income                        $   8,369   $  16,717     $  6,558 $   13,886     $  14,672  $  34,816
   Net realized loss on Investments                   (11)         (8)          --        (45)           (5)       (15)
                                                ---------   ---------     -------- ----------     ---------  ---------
   Net increase in Net Assets Resulting
     from Operations                                8,358      16,709        6,558     13,841        14,667     34,801
                                                ---------   ---------     -------- ----------     ---------  ---------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
     Class A                                       (8,361)    (16,717)        (759)    (1,653)      (12,999)   (31,995)
     Class B                                                       --           (1)        --        (1,307)    (2,287)
     Class C                                                       --           --                     (367)      (652)
     Class D                                                       --           --         --            --         --
     Class CNI (1)                                                 --       (5,794)   (12,243)           --         --
   Net Capital Gains
     Class A                                            --         --                      --            --         --
     Class B                                            --         --                      --            --         --
                                                ---------   ---------     -------- ----------     ---------  ---------
     Total Distributions                           (8,361)    (16,717)      (6,554)   (13,896)      (14,673)   (34,934)
                                                ---------   ---------     -------- ----------     ---------  ---------
TRANSACTIONS (2):
   Class A:
     Proceeds from Shares Issued                1,565,514   2,868,542      228,810    471,131     2,309,013  4,812,267
     Reinvestment of Cash Distributions             1,427       2,527           97         76           785      1,150
     Cost of Shares Redeemed                   (1,462,018  (2,758,801)    (206,303)  (483,007)   (2,210,257)(4,999,980)
                                               ----------   ---------     -------- ----------     ---------  ---------
     Total Class A Share Transactions             104,923     112,268       22,604    (11,800)       99,541   (186,563)
                                               ----------   ---------     -------- ----------     ---------  ---------
   Class B:
     Proceeds from Shares Issued                       --          --          590         --       119,351    404,501
     Reinvestment of Cash Distributions                --          --           --         --           759        857
     Cost of Shares Redeemed                           --          --         (359)        --      (128,217)  (345,134)
                                               ----------   ---------     -------- ----------     ---------  ---------
     Total Class B Share Transactions                  --          --          231         --        (8,107)    60,224
                                               ----------   ---------     -------- ----------     ---------  ---------
   Class C:
     Proceeds from Shares Issued                       --          --           --         --        83,461    169,692
     Reinvestment of Cash Distributions                --          --           --         --            --         --
     Cost of Shares Redeemed                           --          --           --         --       (72,687)  (156,390)
                                               ----------   ---------     -------- ----------     ---------  ---------
     Total Class C Share Transactions                  --          --           --         --        10,774     13,302
                                               ----------   ---------     -------- ----------     ---------  ---------
   Class D:
     Proceeds from Shares Issued                       --          --           --         --            --         --
     Reinvestment of Cash Distributions                --          --           --         --            --         --
     Cost of Shares Redeemed                           --          --           --         --            --         --
                                               ----------   ---------     -------- ----------     ---------  ---------
     Total Class D Share Transactions                  --          --           --         --            --         --
                                               ----------   ---------     -------- ----------     ---------  ---------
   Class CNI (1):
     Proceeds from Shares Issued                       --          --      669,341  1,076,760            --         --
     Reinvestment of Cash Distributions                --          --        2,959      9,619            --         --
     Cost of Shares Redeemed                           --          --     (640,254)(1,024,432)           --         --
                                               ----------   ---------     -------- ----------     ---------  ---------
     Total Class CNI Share Transactions                --          --       32,046     61,947            --         --
                                               ----------   ---------     -------- ----------     ---------  ---------
   Increase (Decrease) in Net Assets
     from Share Transactions                      104,923     112,268       54,881     50,147       102,208   (113,037)
                                               ----------   ---------     -------- ----------     ---------  ---------
   Total Increase (Decrease) in Net Assets        104,920     112,260       54,885     50,092       102,202   (113,170)
                                               ----------   ---------     -------- ----------     ---------  ---------
NET ASSETS:
   Beginning of period                            543,277     431,017      513,548    463,456       930,941  1,044,111
                                               ----------   ---------     -------- ----------     ---------  ---------
   End of period                               $  648,197   $ 543,277     $568,433 $  513,548    $1,033,143  $ 930,941
                                               ==========   =========     ======== ==========    ==========  =========

   (1) FORMERLY CLASS G SHARES.
   (2) FOR CAPITAL SHARE TRANSACTIONS SEE FOOTNOTE 8 IN THE NOTES TO THE
       FINANCIAL STATEMENTS.
   AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                             67


STATEMENT OF CHANGES IN NET ASSETS (000) (concluded)
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- FOR THE SIX MONTH PERIOD ENDED FEBRUARY 28, 1999
(UNAUDITED) AND FOR THE YEAR ENDED AUGUST 31, 1998

                                              -------------------------------------------------------------------------
                                                     PENNSYLVANIA           INTERMEDIATE-TERM         PENNSYLVANIA
                                                       TAX FREE                 MUNICIPAL            MUNICIPAL BOND
                                                         FUND                     FUND                    FUND
                                              -------------------------------------------------------------------------
                                                   1999       1998          1999       1998          1999       1998
                                              -----------  ----------   ----------  ---------     ---------  ---------
INVESTMENT ACTIVITIES:
   Net investment income                       $      854   $   1,363     $ 10,587 $   15,651     $   2,477  $   4,810
   Net realized gain (loss) on Investments             (2)         (4)       2,271        464           122        583
   Net Change in Unrealized Appreciation
    (Depreciation) of Investments                      --          --         (589)    10,070           (92)     1,465
                                               ----------   ---------     -------- ----------     ---------  ---------
   Net increase in Net Assets Resulting
    from Operations                                   852       1,359       12,269     26,185         2,507      6,858
                                               ----------   ---------     -------- ----------     ---------  ---------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
     Class A                                         (855)     (1,358)     (10,634)   (15,609)          (87)        --
     Class B                                           --          --           --         --        (2,410)    (4,798)
   Net Capital Gains
     Class A                                           --          --         (637)        --           (22)        --
     Class B                                           --          --           --         --          (530)      (365)
                                               ----------   ---------     -------- ----------     ---------  ---------
     Total Distributions                             (855)     (1,358)     (11,271)   (15,609)       (3,049)    (5,163)
                                               ----------   ---------     -------- ----------     ---------  ---------
TRANSACTIONS (1):
   Class A:
     Proceeds from Shares Issued                  133,434     322,613      183,003    327,207         6,913        332
     Reinvestment of Cash Distributions               147          77        7,384     10,973            83         --
     Cost of Shares Redeemed                     (143,235)   (322,186)    (136,327)   (91,670)          (52)        --
                                               ----------   ---------     -------- ----------     ---------  ---------
     Total Class A Share Transactions              (9,654)        504       54,060    246,510         6,944        332
                                               ----------   ---------     -------- ----------     ---------  ---------
   Class B (2):
     Proceeds from Shares Issued                       --          --           --         --        13,272     19,813
     Reinvestment of Cash Distributions                --          --           --         --           295        469
     Cost of Shares Redeemed                           --          --           --         --        (8,782)   (19,026)
                                               ----------   ---------     -------- ----------     ---------  ---------
     Total Class B Share Transactions                  --          --           --         --         4,785      1,256
                                               ----------   ---------     -------- ----------     ---------  ---------
   Increase (Decrease) in Net Assets from
     Share Transactions                            (9,654)        504       54,060    246,510        11,729      1,588
                                               ----------   ---------     -------- ----------     ---------  ---------
   Total Increase (Decrease) in Net Assets         (9,657)        505       55,058    257,086        11,187      3,283
                                               ----------   ---------     -------- ----------     ---------  ---------
NET ASSETS:
   Beginning of period                             50,068      49,563      516,324    259,238       101,362     98,079
                                               ----------   ---------     -------- ----------     ---------  ---------
   End of period                               $   40,411   $  50,068     $571,382 $  516,324     $ 112,549  $ 101,362
                                               ==========   =========     ======== ==========     =========  =========

   (1) FOR CAPITAL SHARE TRANSACTIONS SEE FOOTNOTE 8 IN THE NOTES TO THE
       FINANCIAL STATEMENTS.
   (2) THE PENNSYLVANIA TAX FREE FUND--CLASS B COMMENCED OPERATIONS ON
       AUGUST 25, 1998.

   AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

68


                                             ----------------   -----------------   -----------------  -----------------
                                              MASSACHUSETTS        NEW JERSEY           NEW YORK          CALIFORNIA
                                              MUNICIPAL BOND      MUNICIPAL BOND      MUNICIPAL BOND     MUNICIPAL BOND
                                                 FUND (2)            FUND (3)            FUND (3)           FUND (2)
                                             ----------------   -----------------   -----------------  ----------------
                                              1999     1998        1999     1998       1999     1998     1999     1998
                                             -------  -------   -------  --------   --------  -------  -------  --------
INVESTMENT ACTIVITIES:
   Net investment income                     $   100   $   --    $  106   $     1    $   114   $    1   $   219  $     1
   Net realized gain (Loss) on Investments         1        1          1       --         (4)      --        69       --
   Net Change in Unrealized Appreciation
     of Investments                                7        5         33        4         28        7        44        8
                                             -------   ------    -------  -------    -------   ------   -------  -------
   Net increase in Net Assets Resulting
     from Operations                             108        6        140        5        138        8       332        9
                                             -------   ------    -------  -------    -------   ------   -------  -------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
     Class A                                    (100)      --       (106)      (1)      (114)     (1)      (220)     (1)
   Net Capital Gains
     Class A                                      --       --         --       --         --       --       (27)      --
                                             -------   ------    -------  -------    -------   ------   -------  -------
     Total Distributions                        (100)      --       (106)      (1)      (114)     (1)      (247)     (1)
                                             -------   ------    -------  -------    -------   ------   -------  -------
TRANSACTIONS (1):
   Class A:
     Proceeds from Shares Issued              10,739    1,034     13,987    1,100     12,497    1,367    28,106    2,161
     Reinvestment of Cash Distributions           72       --         81        1         82        1       167        1
     Cost of Shares Redeemed                  (1,807)      --     (1,858)      --     (1,132)      --   (2,520)     (12)
                                             -------   ------    -------  -------    -------   ------   -------  -------
     Total Class A Share Transactions          9,004    1,034     12,210    1,101     11,447    1,368    25,753    2,150
                                             -------   ------    -------  -------    -------   ------   -------  -------
   Increase in Net Assets from
     Share Transactions                        9,004    1,034     12,210    1,101     11,447    1,368    25,753    2,150
                                             -------   ------    -------  -------    -------   ------   -------  -------
   Total Increase in Net Assets                9,012    1,040     12,244    1,105     11,471    1,375    25,838    2,158
                                             -------   ------    -------  -------    -------   ------   -------  -------
NET ASSETS:
   Beginning of period                         1,040       --      1,105       --      1,375       --     2,158       --
                                             -------   ------    -------  -------    -------   ------   -------  -------
   End of period                             $10,052   $1,040    $13,349   $1,105    $12,846   $1,375   $27,996  $ 2,158
                                             =======   ======    =======  =======    =======   ======   =======  =======

   (1) FOR CAPITAL SHARE TRANSACTIONS SEE FOOTNOTE 8 IN THE NOTES TO THE FINANCIAL STATEMENTS.
   (2) COMMENCED OPERATIONS ON AUGUST 19, 1998.
   (3) COMMENCED OPERATIONS ON AUGUST 18, 1998.
    AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                            69

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST

FOR A SHARE OUTSTANDING THROUGHOUT PERIOD OR YEAR


                                                      NET                                                         RATIO
                                                     REAL-                                                          OF
                                                     IZED                                                          NET
                                                     AND                                         RATIO   RATIO    INVEST-
                                                    UNREAL-                                      OF EX-    OF      MENT
                   INVEST-                           IZED                                       PENSES     NET    INCOME
                    MENT                             GAIN                                          TO    INVEST-    TO
             NET   ACTIVI-                          (LOSS)                                      AVERAGE   MENT    AVERAGE
            ASSET   TIES         DISTRIBUTIONS        ON                               RATIO OF    NET   INCOME     NET
            VALUE  ------  -----------------------  INVEST-    NET              NET    EXPENSES   ASSETS   TO     ASSETS
            BEGIN-  NET      NET    NET    TOTAL     MENTS    ASSET            ASSETS,    TO     EXCLUD-  AVER-   EXCLUD-
             NING  INVEST- INVEST-  REAL-   DIS-   AND CAP-   VALUE,           END OF  AVERAGE    ING     AGE      ING     PORTFOLIO
             OF     MENT     MENT   IZED   TRIBU- ITAL TRANS- END OF   TOTAL   PERIOD     NET      FEE    NET      FEE     TURNOVER
           PERIOD  INCOME   INCOME  GAIN   TIONS    ACTIONS   PERIOD   RETURN   (000)   ASSETS   WAIVERS ASSETS  WAIVERS      RATE
------------------------------------------------------------------------------------------------------------------------------------
--------------
TAX FREE FUND
--------------
  CLASS A
  FOR THE SIX MONTH PERIOD ENDED FEBRUARY 28, (UNAUDITED):
  1999      $1.00  $0.015   $(0.015)  -- $(0.015)     --      $1.00    1.46%+ $ 648,196  0.45%*  0.68%*  2.92%*    2.69%*    --
  FOR THE YEARS ENDED JANUARY 31,:
  1998       1.00   0.033    (0.033)  --  (0.033)     --       1.00    3.30     543,276  0.45    0.68    3.25      3.02      --
  1997       1.00   0.033    (0.033)  --  (0.033)     --       1.00    3.31     431,016  0.45    0.69    3.26      3.02      --
  1996       1.00   0.033    (0.033)  --  (0.033)     --       1.00    3.35     339,906  0.45    0.50    3.30      3.25      --
  1995       1.00   0.034    (0.034)  --  (0.034)     --       1.00    3.48     377,152  0.45    0.51    3.43      3.37      --
  1994       1.00   0.022    (0.022)  --  (0.022)     --       1.00    2.20     358,299  0.45    0.53    2.17      2.09      --
  CLASS D
  FOR THE SIX MONTH PERIOD ENDED FEBRUARY 28, (UNAUDITED):
  1999      $1.00  $0.014   $(0.014)  -- $(0.014)     --      $1.00    1.43%+ $       1  0.56%*  0.56%*  2.84%*    2.84%*    --
  FOR THE YEARS ENDED JANUARY 31,:
  1998       1.00   0.029    (0.029)  --  (0.029)     --       1.00    2.91           1  0.59    0.59    3.13      3.13      --
  1997       1.00   0.028    (0.028)  --  (0.028)     --       1.00    2.86           1  0.74    0.74    3.04      3.04      --
  1996       1.00   0.030    (0.030)  --  (0.030)     --       1.00    2.99           6  0.80    0.88    3.18      3.10      --
  1995 (1)   1.00   0.026    (0.026)  --  (0.026)     --       1.00    2.68         272  0.80*   0.86*   3.13*     3.07*     --

---------------------------
CALIFORNIA TAX EXEMPT FUND
---------------------------
  CLASS A
  FOR THE SIX MONTH PERIOD ENDED FEBRUARY 28, (UNAUDITED):
  1999      $1.00  $0.013   $(0.013)  --  $(0.013)    --      $1.00    1.35%+ $  62,112  0.28%*  0.55%*  2.67%*    2.40%*    --
  FOR THE YEARS ENDED JANUARY 31,:
  1998       1.00   0.032    (0.032)  --   (0.032)    --       1.00    3.20      39,508  0.28    0.55    3.17      2.90      --
  1997       1.00   0.033    (0.033)  --   (0.033)    --       1.00    3.30      51,314  0.28    0.57    3.26      2.97      --
  1996       1.00   0.034    (0.034)  --   (0.034)    --       1.00    3.41      44,729  0.28    0.36    3.33      3.25      --
  1995       1.00   0.033    (0.033)  --   (0.033)    --       1.00    3.49      30,921  0.28    0.42    3.43      3.29      --
  1994       1.00   0.023    (0.023)  --   (0.023)    --       1.00    2.32      32,015  0.27    0.38    2.28      2.17      --
  CLASS B
  FOR THE PERIOD ENDED FEBRUARY 28, (UNAUDITED):
  1999 (2)  $1.00  $0.002   $(0.002)  --  $(0.002)    --      $1.00    0.14%+ $     231  0.58%*  0.60%*  1.98%*    1.96%*    --
  CLASS CNI***
  FOR THE SIX MONTH PERIOD ENDED FEBRUARY 28, (UNAUDITED):
  1999      $1.00  $0.011   $(0.011)  --  $(0.011)    --      $1.00    1.10%+ $ 506,090  0.78%*  1.05%*  2.20%*    1.93%*    --
  FOR THE YEARS ENDED JANUARY 31,:
  1998       1.00   0.027    (0.027)  --   (0.027)    --       1.00    2.69     474,040  0.78    1.05    2.64      2.62      --
  1997       1.00   0.028    (0.028)  --   (0.028)    --       1.00    2.79     412,142  0.78    1.06    2.75      2.47      --
  1996       1.00   0.028    (0.028)  --   (0.028)    --       1.00    2.90     350,684  0.78    0.86    2.84      2.76      --
  1995       1.00   0.029    (0.029)  --   (0.029)    --       1.00    2.97     328,035  0.78    0.93    2.93      2.78      --
  1994 (3)   1.00   0.006    (0.006)  --   (0.006)    --       1.00    2.14*    318,122  0.67*   0.87*   2.06*     1.86*     --

-----------------------------
INSTITUTIONAL TAX FREE FUND
-----------------------------
  CLASS A
  FOR THE SIX MONTH PERIOD ENDED FEBRUARY 28, (UNAUDITED):
  1999      $1.00  $0.015   $(0.015)      $(0.015)    --      $1.00    1.53%+ $ 912,797  0.33%*  0.68%*  3.05%*    2.70%*    --
  FOR THE YEARS ENDED JANUARY 31,:
  1998       1.00   0.034    (0.034)  --   (0.034)    --       1.00    3.46     813,261  0.33    0.68    3.39      3.04      --
  1997       1.00   0.034    (0.034)  --   (0.034)    --       1.00    3.44     999,946  0.33    0.69    3.39      3.03      --
  1996       1.00   0.035    (0.035)  --   (0.035)    --       1.00    3.52     835,388  0.33    0.49    3.46      3.30      --
  1995       1.00   0.036    (0.036)  --   (0.036)    --       1.00    3.70     788,877  0.33    0.52    3.64      3.45      --
  1994       1.00   0.025    (0.025)  --   (0.025)    --       1.00    2.51     835,516  0.33    0.50    2.48      2.31      --
  CLASS B
  FOR THE SIX MONTH PERIOD ENDED FEBRUARY 28, (UNAUDITED):
  1999      $1.00  $0.014   $(0.014)      $(0.014)    --      $1.00    1.38%+ $  86,896  0.63%*  0.73%*  2.77%*    2.67%*    --
  FOR THE YEARS ENDED JANUARY 31,:
  1998       1.00   0.031    (0.031)  --   (0.031)    --       1.00    3.15      95,004  0.63    0.73    3.06      2.96      --
  1997       1.00   0.031    (0.031)  --   (0.031)    --       1.00    3.13      34,783  0.63    0.73    3.10      3.00      --
  1996       1.00   0.032    (0.032)  --   (0.032)    --       1.00    3.21      14,156  0.63    0.80    3.16      2.99      --
  1995       1.00   0.033    (0.033)  --   (0.033)    --       1.00    3.39      15,084  0.63    0.82    3.32      3.13      --
  1994       1.00   0.022    (0.022)  --   (0.022)    --       1.00    2.21      21,725  0.63    0.81    2.31      2.13      --
  CLASS C
  FOR THE SIX MONTH PERIOD ENDED FEBRUARY 28, (UNAUDITED):
  1999      $1.00  $0.013   $(0.013)  --  $(0.013)    --      $1.00    1.28%+ $  33,450  0.83%*  0.93%*  2.54%    *2.44%*    --
  FOR THE YEARS ENDED JANUARY 31,:
  1998       1.00   0.029    (0.029)  --   (0.029)    --       1.00     2.94     22,676  0.83    0.93    2.89      2.79      --
  1997       1.00   0.029    (0.029)  --   (0.029)    --       1.00     2.93      9,382  0.83    0.95    2.85      2.73      --
  1996 (4)   1.00   0.029    (0.029)  --   (0.029)    --       1.00     2.92     19,208  0.83*   0.96*   2.89*     2.76*     --

---------------------------
PENNSYLVANIA TAX FREE FUND
---------------------------
  CLASS A
  FOR THE SIX MONTH PERIOD ENDED FEBRUARY 28, (UNAUDITED):
  1999      $1.00  $0.015   $(0.015)  --  $(0.015)    --      $1.00     1.53%+ $  40,411  0.35%* 0.68%*  3.07%*    2.74%*    --
  FOR THE YEARS ENDED JANUARY 31,:
  1998       1.00   0.034    (0.034)  --   (0.034)    --       1.00     3.41      50,068  0.35   0.68    3.36      3.03      --
  1997       1.00   0.033    (0.033)  --   (0.033)    --       1.00     3.39      49,563  0.35   0.71    3.33      2.97      --
  1996       1.00   0.034    (0.034)  --   (0.034)    --       1.00     3.40      42,971  0.35   0.49    3.33      3.19      --
  1995       1.00   0.035    (0.035)  --   (0.035)    --       1.00     3.60      26,058  0.35   0.51    3.54      3.38      --
  1994 (5)   1.00   0.014    (0.014)  --   (0.014)    --       1.00     2.37*     18,712  0.35*  0.65*   2.37*     2.07*     --


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
70


-------------------------------------------------------------------------------------------------------------------


                                                      NET                                                         RATIO
                                                     REAL-                                                          OF
                                                     IZED                                                          NET
                                                     AND                                         RATIO   RATIO    INVEST-
                                                    UNREAL-                                      OF EX-    OF      MENT
                   INVEST-                           IZED                                       PENSES     NET    INCOME
                    MENT                             GAIN                                          TO    INVEST-    TO
             NET   ACTIVI-                          (LOSS)                                      AVERAGE   MENT    AVERAGE
            ASSET   TIES         DISTRIBUTIONS        ON                               RATIO OF    NET   INCOME     NET
            VALUE  ------  -----------------------  INVEST-    NET              NET    EXPENSES   ASSETS   TO     ASSETS
            BEGIN-  NET      NET    NET    TOTAL     MENTS    ASSET            ASSETS,    TO     EXCLUD-  AVER-   EXCLUD-
             NING  INVEST- INVEST-  REAL-   DIS-   AND CAP-   VALUE,           END OF  AVERAGE    ING     AGE      ING     PORTFOLIO
             OF     MENT     MENT   IZED   TRIBU- ITAL TRANS- END OF   TOTAL   PERIOD     NET      FEE    NET      FEE     TURNOVER
           PERIOD  INCOME   INCOME  GAIN   TIONS    ACTIONS   PERIOD   RETURN   (000)   ASSETS   WAIVERS ASSETS  WAIVERS      RATE
------------------------------------------------------------------------------------------------------------------------------------
---------------------------------
INTERMEDIATE-TERM MUNICIPAL FUND
---------------------------------
  CLASS A
  FOR THE SIX MONTH PERIOD ENDED FEBRUARY 28, (UNAUDITED):
  1999       $11.08  $0.22  $(0.22)$(0.01) $(0.23)   $0.03   $11.10     2.34%+ $571,382      0.60%*  0.86%*  4.04%* 3.78%*  17.66%
  FOR THE YEARS ENDED JANUARY 31,:
  1998        10.77   0.46   (0.46)    --   (0.46)    0.31    11.08     7.20    516,324      0.60    0.88    4.23    3.95    8.98
  1997        10.45   0.48   (0.48)    --   (0.48)    0.32    10.77     7.93    259,238      0.60    0.88    4.53    4.25   16.02
  1996        10.59   0.49   (0.53)    --   (0.53)   (0.10)   10.45     3.76    134,563      0.59    0.66    4.66    4.59   40.66
  1995        10.36   0.52   (0.52)    --   (0.52)    0.23    10.59     7.53     95,675      0.55    0.72    4.96    4.79   36.05
  1994        10.84   0.49   (0.49) (0.06)  (0.55)   (0.42)   10.36     0.65    127,509      0.53    0.71    4.65    4.47   58.90
  CLASS D**
  1996 (6)   $10.59  $0.38  $(0.41)$   --  $(0.41)  $(0.10)  $10.46     3.22%* $     --      0.98%*  1.08%*  4.26%*  4.16%* 40.66%
  1995        10.36   0.48   (0.48)    --   (0.48)    0.23    10.59     7.11        548      0.95    1.12    4.57    4.40   36.05
  1994 (7)    10.90   0.45   (0.42) (0.06)  (0.48)   (0.51)   10.36    (0.93)*    1,105      0.93*   1.07*   4.34*   4.20*  58.39
---------------------------------
PENNSYLVANIA MUNICIPAL BOND FUND
---------------------------------
  CLASS A
  FOR THE SIX MONTH PERIOD ENDED FEBRUARY 28, (UNAUDITED):
  1999       $10.75  $0.24  $(0.24) $(0.05)   $(0.29)  $0.01   $10.71   2.41%+ $  7,213      0.60%*  0.81%*  4.54%*  4.33%*  8.25%
  FOR THE YEARS ENDED JANUARY 31,:
  1998 (8)    10.72   0.25   (0.25)  (0.30)    (0.01)   0.03    10.75   0.26        333      0.60*   0.79*   4.56*   4.25*  26.85
  CLASS B
  FOR THE SIX MONTH PERIOD ENDED FEBRUARY 28, (UNAUDITED):
  1999       $10.76  $0.25  $(0.25) $(0.05)   $(0.30)  $ --    $10.71   2.38%+ $105,336      0.48%   0.86%   4.60%   4.22%   8.25%
  FOR THE YEARS ENDED JANUARY 31,:
  1998        10.58   0.52   (0.52)  (0.04)    (0.56)   0.22    10.76   7.24    101,029      0.48    0.86    4.87    4.49   26.85
  1997        10.48   0.53   (0.53)  (0.19)    (0.72)   0.29    10.58   8.08     98,079      0.48    0.86    5.08    4.70   34.48
  1996        10.66   0.55   (0.59)     --     (0.59)  (0.14)   10.48   3.96     97,228      0.48    0.65    5.15    4.98   65.75
  1995        10.52   0.55   (0.55)     --     (0.55)   0.14    10.66   6.81    104,094      0.48    0.72    5.21    4.97   22.62
  1994        10.94   0.53   (0.53)     --     (0.53)  (0.42)   10.52   1.14    125,081      0.47    0.71    4.90    4.66   25.13
----------------------------------
MASSACHUSETTS MUNICIPAL BOND FUND
----------------------------------
  CLASS A
  FOR THE SIX MONTH PERIOD ENDED FEBRUARY 28, (UNAUDITED):
  1999       $10.05  $0.16  $(0.16) $   --    $(0.16)  $0.06   $10.11   2.20%+ $ 10,052      0.60%*  0.86%   3.36%*  3.10%*  6.60%
  FOR THE YEARS ENDED JANUARY 31,:
  1998 (9)    10.00     --      --      --        --    0.05    10.05   0.53+     1,040      0.60*   0.87*   1.13*   0.86*  11.35
-------------------------------
NEW JERSEY MUNICIPAL BOND FUND
-------------------------------
  CLASS A
  FOR THE SIX MONTH PERIOD ENDED FEBRUARY 28, (UNAUDITED):
  1999       $10.05  $0.16  $(0.16) $   --     $(0.16) $0.10   $10.15   2.58%+ $ 13,349      0.60%*  0.88%*  3.18%*  2.90%* 15.99%
  FOR THE YEARS ENDED JANUARY 31,:
  1998 (10)   10.00   0.01   (0.01)     --      (0.01)  0.05    10.05   0.58+     1,105      0.60*   0.87*   2.93*   2.66*   0.00
-----------------------------
NEW YORK MUNICIPAL BOND FUND
-----------------------------
  CLASS A
  FOR THE SIX MONTH PERIOD ENDED FEBRUARY 28, (UNAUDITED):
  1999       $10.05  $0.17  $(0.17)$   --     $(0.17)  $0.10   $10.15   2.70%+ $ 12,846      0.60%*  0.87%*  3.45%*  3.18%* 11.11%
  FOR THE YEARS ENDED JANUARY 31,:
  1998 (11)   10.00     --      --     --        --     0.05    10.05   0.55+     1,375      0.60*   0.87*   2.27*   2.00*   0.92

-------------------------------
CALIFORNIA MUNICIPAL BOND FUND
-------------------------------
  CLASS A
  FOR THE SIX MONTH PERIOD ENDED FEBRUARY 28, (UNAUDITED):
  1999       $10.07  $0.16  $(0.16) $(0.02)   $(0.18)  $0.19   $10.24   3.47%+ $ 27,996      0.60%   0.88%*  3.14%*  2.86%* 63.39%
  FOR THE YEARS ENDED JANUARY 31,:
  1998 (12)   10.00   0.01   (0.01)     --     (0.01)   0.07    10.07   0.78+     2,158      0.60*   0.87*   2.73*   2.46*   0.00

   *ANNUALIZED.
  **TOTAL RETURN DOES NOT REFLECT THE SALES CHARGE ON THE CLASS D SHARES.
 ***FORMERLY CLASS G SHARES.
  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
 (1)THE TAX FREE FUND--CLASS D COMMENCED OPERATIONS ON NOVEMBER 1, 1994.
 (2)THE CALIFORNIA TAX EXEMPT FUND -- CLASS B COMMENCED OPERATIONS ON JANUARY 27, 1999.
 (3)THE CALIFORNIA TAX EXEMPT FUND--CLASS G COMMENCED OPERATIONS ON MAY 11,
    1994.
 (4)THE INSTITUTIONAL TAX FREE FUND--CLASS C COMMENCED OPERATIONS ON
    SEPTEMBER 11, 1995.
 (5)THE PENNSYLVANIA TAX FREE FUND--CLASS A COMMENCED OPERATIONS ON JANUARY 21, 1994.
 (6)THE INTERMEDIATE-TERM MUNICIPAL FUND--CLASS D CLOSED ON JUNE 30, 1996.
 (7)THE INTERMEDIATE-TERM MUNICIPAL FUND--CLASS D COMMENCED OPERATIONS ON SEPTEMBER 28, 1993.
 (8)THE PENNSYLVANIA MUNICIPAL BOND FUND--CLASS A COMMENCED OPERATIONS ON AUGUST 25, 1998.
 (9)THE MASSACHUSETTS MUNICIPAL BOND FUND--CLASS A COMMENCED OPERATIONS ON AUGUST 19, 1998.
(10)THE NEW JERSEY MUNICIPAL BOND FUND--CLASS A COMMENCED OPERATIONS ON AUGUST 18, 1998.
(11)THE NEW YORK MUNICIPAL BOND FUND--CLASS A COMMENCED OPERATIONS ON
    AUGUST 18, 1998.
(12)THE CALIFORNIA MUNICIPAL BOND FUND--CLASS A COMMENCED OPERATIONS ON AUGUST 19, 1998.
    AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                            71

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1999 (UNAUDITED)

1.    Organization
SEI Tax Exempt Trust (the "Trust"), was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.
     The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with eleven funds: the Tax Free Fund, the California Tax Exempt Fund, the Institutional Tax Free Fund, the Pennsylvania Tax Free Fund, Ohio Tax Free Fund (collectively "the Money Market Funds"), the Intermediate-Term Municipal Fund, the Pennsylvania Municipal Bond Fund, the Massachusetts Municipal Bond Fund, the New Jersey Municipal Bond Fund, the New York Municipal Bond Fund, and the California Municipal Bond Fund (collectively "the Fixed Income Funds"). The Ohio Tax Free Fund had not commenced operations as of February 28, 1999. the Trust is registered to offer five classes of shares: Class A, Class B, Class C, Class D and Class CNI. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies. The assets of each fund are segregated and a shareholder's interest is limited to the fund in which shares are held.

2.    Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds.
     SECURITY VALUATION -- Investment securities of each Money Market Fund are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums on securities are accreted and amortized ratably to maturity.
     The market value for each security for each Fixed Income Fund is obtained from an independent pricing service. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost.
     FEDERAL INCOME TAXES -- It is each Fund's intention to continue to qualify as a regulated investment company and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the accompanying financial statements.
     RECLASSIFICATION OF COMPONENTS OF NET ASSETS -- The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, have been reclassified to/from the following accounts:

                                                        Accumulated
                            Paid-In-Capital           Realized Gain
        Fund                     (000)                     (000)
   --------------           --------------            --------------
  Institutional Tax Free         (7)                         7

     NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund is calculated on each business day. In general, it is computed by dividing the assets of each fund, less its liabilities, by the number of outstanding shares of the Fund.
     CLASSES -- Class-specific expenses are borne by that class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative net asset value each day.
     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recognized on the accrual basis. Purchase discounts and premiums on securities held by the Fixed Income Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.
     USES OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month for the Tax Free, the California Tax Exempt, the Institutional Tax Free, the Pennsylvania Tax Free, the Intermediate-Term Municipal, and the Pennsylvania Municipal Bond Funds. Any net realized capital gain on sales of securities after capital loss carryovers is distributed to the shareholders of the Funds at least annually.

3.    Transactions with Affiliates
The Trust and SEI Investments Fund Management (the "Manager") are parties to a Management Agreement dated May 23, 1986, under which the manager provides management, administrative and shareholder services to the Funds for an annual fee of .36% each of the average daily net assets of the Tax Free, Institutional Tax Free and Pennsylvania Tax Free Funds, .23% of the average daily net asset value of the California Tax Exempt Fund, .24% of the average daily net asset value of the Intermediate-Term Municipal, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, and California Municipal Bond Funds, .35% of the average daily net asset value of the Pennsylvania Municipal Bond Fund. However, the Manager has voluntarily agreed to waive a portion of its fee so that total expenses of each Fund will not exceed certain annual expense limitations.
     For the period September 1, 1995 to April 30, 1996, SEI Investments Distribution Co. ("the Distributor"), a wholly-owned subsidiary of SEI Investments and a registered broker-dealer, acted as the distributor of the shares of the Trust under distribution plans which provide for the Trust to reimburse certain distribution-related expenses incurred by the Distributor.


     Effective May 1, 1996, SEI Investments Distribution Co. continued to act as the distributor of the shares of the Trust under new Distribution Agreements. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. The Class A, Class B, Class C and Class CNI shareholder servicing plans (the "Shareholder Servicing Plans") provide for servicing fees payable to the Distributor of up to .25% of the average daily net assets attributable to that particular class. For Class CNI, no such fees were levied since the inception of the plan. Such fees may be levied in the future when the Funds are operating below their voluntary expense caps. In addition to the Shareholder Servicing Plans, the Class B and Class C shares have adopted administrative services plans that provide for administrative service fees payable to the Distributor of up to
 .05% and .25%, receptively, of the average daily nets assets attributable to that class. The Trust has adopted a distribution plan for its Class D and Class CNI shares pursuant to which a 12b-1 fee of up to .25% and .50%, respectively, of the average daily net assets attributable to that particular class of Class D and CNI Class shares will be paid to the Distributor. This payment may be used to compensate financial institutions that provide distribution-related services to their customers. Under each of the plans adopted by the Trust, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.
     Certain officers of the Trust are also officers and/or Directors of the Manager. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees is paid by the Manager.

4.    Investment Advisory
Weiss, Peck, & Greer L.L.C. ("WPG") act as the Investment Adviser on behalf of the Tax Free, the California Tax Exempt, the Institutional Tax Free and the Pennsylvania Tax Free Funds. For its services, WPG receives a monthly fee equal to an annual rate of .05% of the combined daily net assets up to $500 million,
 .04% on the next $500 million

--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1999 (UNAUDITED)

and .03% of such assets in excess of $1 billion of the Tax Free, the California Tax Exempt, the Institutional Tax Free and the Pennsylvania Tax Free Funds. Prior to January 1, 1996, WPG also served as the Investment Adviser on behalf of the Intermediate-Term Municipal Fund. For the period January 1, 1996 to April 15, 1996, Standish Ayer & Wood ("SAW") acted as the Investment Adviser on behalf of the Intermediate-Term Municipal Fund. Commencing April 16, 1996, SEI Investments Management Corporation ("SIMC") was appointed as the Investment Adviser of the Intermediate-Term Municipal Fund. For its services, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .33% of the Fund's average daily net assets. Sub-Advisory services are provided to SIMC for the Intermediate-Term Municipal Fund by SAW pursuant to a sub-advisory agreement dated April 16, 1996. SIMC is responsible for the supervision of, and payment of fees to, SAW in connection with their services.
     Morgan Grenfell capital Management Incorporated ("MGCM") acts as the Investment Adviser of the Pennsylvania Municipal Bond Fund. For its services, MGCM receives a monthly fee equal to an annual rate of .20% of the average daily net assets of the Fund.
     SIMC acts as the Investment Adviser to the New York, New Jersey, Massachusetts and California Municipal Bond Funds. For its services, SIMC receives a monthly fee equal to an annual rate of .33% of the average daily net assets of the Funds.
     Van Kampen Management Inc. ("Van Kampen"), acts as investment sub-adviser on behalf of the New Jersey and the California Municipal Bond Funds and is party to an investment sub-advisory agreement with the Trust and SIMC dated June 25, 1998.
     SAW acts as an investment sub-adviser on behalf of the New York and Massachusetts Municipal Bond Funds and is party to an investment sub-advisory agreement with the Trust and SIMC dated June 25, 1998.
     SIMC is responsible for the supervision of, and payment of fees, to Van Kampen and SAW in connection with their services to these Funds.

5.    Investment Transactions
The cost of security purchases and the proceeds from the sale of securities, other than short-term investments for the period ended February 28, 1999, were as follows:

                   INTERMEDIATE-
                       TERM       PENNSYLVANIA    MASSACHUSETTS
                     MUNICIPAL      MUNICIPAL       MUNICIPAL
                       FUND         BOND FUND      BOND FUND
                       (000)          (000)          (000)
                    -----------   -----------     -------------
Purchases ......     $133,000      $19,320          $8,951
Sales ..........       89,803        8,707             355

                    NEW JERSEY      NEW YORK       CALIFORNIA
                     MUNICIPAL     MUNICIPAL       MUNICIPAL
                     BOND FUND     BOND FUND       BOND FUND
                       (000)         (000)           (000)
                    ----------    ----------      --------------
Purchases ......    $13,035        $10,545         $30,448
Sales ..........        995            654           7,883

     Subsequent to October 31, 1997, the Funds recognized net capital losses for tax purposes that have been deferred and can be used to offset future capital gains at August 31, 1998. the Funds also had capital loss carryforwards at August 31, 1998, as follows:

             TOTAL
            CAPITAL
             LOSS
           CARRYOVER
          AUGUST 31,     EXPIRES   EXPIRES  EXPIRES   EXPIRES    EXPIRES
FUND         1998          2002      2003    2004       2005      2006
-------  -------------  --------   -------  -------   -------    --------
Tax Free
   Fund   $ 21,748       $17,406   $   93   $  --     $2,889      $1,360
California
   Tax Exempt
   Fund      6,636           --        --      --      6,636          --
Institutional
   Tax Free
   Fund      4,408           --        --      --      4,407           1
Intermediate-
   Term
   Municipal
   Fund    433,012           --    196,956  236,056       --          --
Pennsylvania
   Tax Free
   Fund     11,751           --        --      --      11,751         --

     For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains.

--------------------------------------------------------------------------------
     The aggregate gross unrealized appreciation on securities in which there was an excess of market value over cost, the aggregate gross unrealized depreciation on securities in which there was an excess of cost over market value and the net unrealized appreciation (depreciation) at February 28, 1999, for each Fund are as follows:

                 INTERMEDIATE-
                     TERM        PENNSYLVANIA  MASSACHUSETTS
                   MUNICIPAL       MUNICIPAL     MUNICIPAL
                     FUND         BOND FUND     BOND FUND
                     (000)           (000)         (000)
                   -----------    ---------     -----------
Aggregate gross
   unrealized
   appreciation    $15,087        $4,039         $  37
Aggregate gross
   unrealized
   depreciation       (733)         (151)          (25)
                   -------        ------         -----
Net unrealized
   appreciation    $14,354        $3,888         $  12
                   =======        ======         =====

                  NEW JERSEY    NEW YORK     CALIFORNIA
                   MUNICIPAL    MUNICIPAL     MUNICIPAL
                   BOND FUND    BOND FUND     BOND FUND
                     (000)        (000)         (000)
                   ----------   ---------    -----------
Aggregate gross
   unrealized
   appreciation      $ 51         $ 49          $104
Aggregate gross
   unrealized
   depreciation       (14)         (14)          (52)
                     ----         ----          ----
Net unrealized
   appreciation      $ 37         $ 35          $152
                     ====         ====          ====

6.    Line of Credit
The Funds have a bank line of credit. Borrowings under the line of credit are secured by investment securities of the Funds equal to 110% of such borrowings which may not exceed 10% of the Funds' total assets. During the six month period ended February 28, 1999, no borrowings were made from this line of credit.

7. Concentration of Credit Risk The Funds invest in debt instruments of muni-cipal issuers. The issuers' abilities to meet their obligations may be affected by economic developments in a specific state or region.
     The Trust invests in securities which include revenue bonds, tax exempt commercial paper, tax and revenue anticipation notes, and general obligation bonds.
     Many municipalities insure their obligations with insurance underwritten by insurance companies which undertake to pay a holder, when due, the interest and principal amount of an obligation if the issuer defaults on its obligation. Although bond insurance reduces the risk of loss due to default by an issuer, there is no assurance that the insurance company will meet its obligations. Also, some of the securities have credit enhancements (letters of credit or guarantees issued by third party domestic or foreign banks or other institutions).

NOTES TO FINANCIAL STATEMENTS (concluded)
--------------------------------------------------------------------------------

SEI TAX EXEMPT TRUST -- FEBRUARY 28, 1999 (UNAUDITED)

8.    Share Transactions (000):

                                                  ----------------          ---------------        -----------------
                                                                               CALIFORNIA            INSTITUTIONAL
                                                      TAX FREE                 TAX EXEMPT              TAX FREE
                                                        FUND                     FUND                    FUND
                                                  ----------------          ---------------        -----------------
                                                   1999       1998          1999       1998         1999        1998
                                                  ----------------          ---------------        ------------------
SHARES ISSUED AND REDEEMED:
   Class A:
   Shares Issued                                1,565,514   2,868,542      228,810    471,131    2,309,013   4,812,267
   Shares Issued in Lieu of Cash Distributions      1,427       2,527           97         76          785       1,150
   Shares Redeemed                             (1,462,018) (2,758,801)    (206,303)  (483,007)  (2,210,257) (4,999,980)
                                               ----------  ----------     --------   --------    ---------  ----------
   Total Class A Transactions                     104,923     112,268       22,604    (11,800)      99,541    (186,563)
                                               ----------  ----------     --------   --------    ---------  ----------
   Class B:
   Shares Issued                                       --          --          590         --      119,351     404,501
   Shares Issued in Lieu of Cash Distributions         --          --           --         --          759         857
   Shares Redeemed                                     --          --         (359)        --     (128,217)   (345,134)
                                               ----------  ----------     --------   --------    ---------  ----------
   Total Class B Transactions                          --          --          231         --       (8,107)     60,224
                                               ----------  ----------     --------   --------    ---------  ----------
   Class C:
   Shares Issued                                       --          --           --         --       83,461     169,692
   Shares Issued in Lieu of Cash Distributions         --          --           --         --           --          --
   Shares Redeemed                                     --          --           --         --      (72,687)   (156,390)
                                               ----------  ----------     --------   --------    ---------  ----------
   Total Class C Transactions                          --          --           --         --       10,774      13,302
                                               ----------  ----------     --------   --------    ---------  ----------
   Class D:
   Shares Issued                                       --          --           --         --           --          --
   Shares Issued in Lieu of Cash Distributions         --          --           --         --           --          --
   Shares Redeemed                                     --          --           --         --           --          --
                                               ----------  ----------     --------   --------    ---------  ----------
   Total Class D Transactions                          --          --           --         --           --          --
                                               ----------  ----------     --------   --------    ---------  ----------
   Class CNI (1):
   Shares Issued                                       --          --      669,341  1,076,760           --          --
   Shares Issued in Lieu of Cash Distributions         --          --        2,959      9,619           --          --
   Shares Redeemed                                     --          --     (640,254)(1,024,432)          --          --
                                               ----------  ----------     --------   --------    ---------  ----------
   Total CNI Class Transactions                        --          --       32,046     61,947           --          --
                                               ----------  ----------     --------   --------    ---------  ----------
   Increase (Decrease) in Capital Shares          104,923     112,268       54,881     50,147      102,208    (113,037)
                                               ==========  ==========     ========   ========    =========  ==========

   (1) FORMERLY CLASS G SHARES.


 -----------------   --------------------   ------------------   ---------------- -------------    ------------    ------------
                                               PENNSYLVANIA        MASSACHUSETTS    NEW JERSEY        NEW YORK      CALIFORNIA
    PENNSYLVANIA       INTERMEDIATE-TERM        MUNICIPAL           MUNICIPAL       MUNICIPAL         MUNICIPAL      MUNICIPAL
    TAX FREE FUND       MUNICIPAL FUND           BOND FUND           BOND FUND       BOND FUND        BOND FUND      BOND FUND
 -----------------   --------------------   ------------------   ---------------- -------------    ------------    ------------

  1999       1998       1999       1998       1999     1998       1999      1998   1999    1998     1999    1998   1999    1998
 ------  ---------   --------- ----------   ------- ----------   ------- -------- ------ ------    ------ ------   ------ ------
 133,434   322,613      16,457    29,899       640       31       1,062      103   1,380    110   1,231     137   2,750     215
     147        77         662     1,001         8       --           7       --       8     --       8      --      16      --
(143,235) (322,186)    (12,246)   (8,369)       (5)      --        (178)      --    (183)    --    (111)     --    (247)     (1)
--------  --------    --------    ------     ------  ------       -----      ---  ------   ----  ------    ----   -----    ----
  (9,654)      504       4,873    22,531       643       31         891      103   1,205    110   1,128     137   2,519     214
--------  --------    --------    ------     ------  ------       -----      ---  ------   ----  ------    ----   -----    ----

      --        --          --        --     1,233    1,858          --       --      --     --      --      --      --      --
      --        --          --        --        27       44          --       --      --     --      --      --      --      --
      --        --          --        --      (816)  (1,783)         --       --      --     --      --      --      --      --
--------  --------    --------    ------     ------  ------       -----      ---  ------   ----  ------    ----   -----    ----
      --        --          --        --       444      119          --       --      --     --      --      --      --      --
--------  --------    --------    ------     ------  ------       -----      ---  ------   ----  ------    ----   -----    ----

      --        --          --        --        --       --          --       --      --     --      --      --      --      --
      --        --          --        --        --       --          --       --      --     --      --      --      --      --
      --        --          --        --        --       --          --       --      --     --      --      --      --      --
--------  --------    --------    ------     ------  ------       -----      ---  ------   ----  ------    ----   -----    ----
      --        --          --        --        --       --          --       --      --     --      --      --      --      --
--------  --------    --------    ------     ------  ------       -----      ---  ------   ----  ------    ----   -----    ----

      --        --          --        --        --       --          --       --      --     --      --      --      --      --
      --        --          --        --        --       --          --       --      --     --      --      --      --      --
      --        --          --        --        --       --          --       --      --     --      --      --      --      --
--------  --------    --------    ------     ------  ------       -----      ---  ------   ----  ------    ----   -----    ----
      --        --          --        --        --       --          --       --      --     --      --      --      --      --
--------  --------    --------    ------     ------  ------       -----      ---  ------   ----  ------    ----   -----    ----

      --        --          --        --        --       --          --       --      --     --      --      --      --      --
      --        --          --        --        --       --          --       --      --     --      --      --      --      --
      --        --          --        --        --       --          --       --      --     --      --      --      --      --
--------  --------    --------    ------     ------  ------       -----      ---  ------   ----  ------    ----   -----    ----
      --        --          --        --        --       --          --       --      --     --      --      --      --      --
--------  --------    --------    ------     ------  ------       -----      ---  ------   ----  ------    ----   -----    ----
 (9,654)       504       4,873    22,531     1,087      150         891      103   1,205    110   1,128     137   2,519     214
=======   ========    ========    ======     ======  ======       =====      ===  ======   ====  ======    ====   =====    ====








76 and 77

                                                       NOTES

                                                       NOTES

                                                       NOTES

--------------------
SEI TAX EXEMPT TRUST
--------------------
SEMI-ANNUAL REPORT
--------------------
FEBRUARY 28, 1999


Robert A. Nesher
CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
Frank E. Morris
James M. Storey
George J. Sullivan, Jr.

OFFICERS
Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER
Mark Nagle
CONTROLLER, CHIEF FINANCIAL OFFICER
Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY
Kathy Heilig
VICE PRESIDENT, ASSISTANT SECRETARY
Joseph M. O'Donnell
VICE PRESIDENT, ASSISTANT SECRETARY
Cynthia M. Parrish
VICE PRESIDENT, ASSISTANT SECRETARY
Kevin P. Robins
VICE PRESIDENT, ASSISTANT SECRETARY
Kathryn L. Stanton
VICE PRESIDENT, ASSISTANT SECRETARY
Richard W. Grant
SECRETARY
John H. Grady, Jr.
ASSISTANT SECRETARY

INVESTMENT ADVISERS
Morgan Grenfell Capital Management Incorporated
PENNSYLVANIA MUNICIPAL BOND FUND
SEI Investments Management Corporation:
INTERMEDIATE-TERM MUNICIPAL FUND
MASSACHUSETTS MUNICIPAL BOND FUND
NEW JERSEY MUNICIPAL BOND FUND
NEW YORK MUNICIPAL BOND FUND
CALIFORNIA MUNICIPAL BOND FUND
Weiss, Peck & Greer L.L.C.:
TAX FREE FUND
CALIFORNIA TAX EXEMPT FUND
INSTITUTIONAL TAX FREE FUND
PENNSYLVANIA TAX FREE FUND

SUB-ADVISERS
Standish, Ayer & Woods, Inc.
INTERMEDIATE-TERM MUNICIPAL FUND
MASSACHUSETTS MUNICIPAL BOND FUND
NEW YORK MUNICIPAL BOND FUND
Van Kampen Management Inc.
CALIFORNIA MUNICIPAL BOND FUND
NEW JERSEY MUNICIPAL BOND FUND

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP

THIS SEMI-ANNUAL REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE TRUST AND MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. SHARES OF THE SEI FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION
(FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SEI INVESTMENTS DISTRIBUTION CO., THE DISTRIBUTOR OF THE SEI FUNDS, IS NOT AFFILIATED WITH ANY BANK.
FOR MORE INFORMATION CALL 1(Bullet)800(Bullet)DIAL(Bullet) SEI/1(Bullet)800(Bullet)342(Bullet)5734

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Investments
Distribution
Co.
Oaks, PA 19456
800-DIAL-SEI/800-342-5734


SEI-F-090-06